The AAL
                                                            Small Cap Stock Fund

                                                            The AAL
                                                            Mid Cap Stock Fund

                                                            The AAL
                                                            International Fund

                                                            The AAL
                                                            Capital Growth Fund

                                                            The AAL
                                                            Equity Income Fund

                                                            The AAL
                                                            Balanced Fund


                                    THE AAL
                                 MUTUAL FUNDS

                         Annual Report  April 30, 1999



                                                            The AAL
                                                            High Yield Bond Fund

                                                            The AAL
                                                            Municipal Bond Fund

                                                            The AAL
                                                            Bond Fund

                                                            The AAL
                                                            Money Market Fund

                                                            [LOGO OF AAL]

                                                            The AAL Mutual Funds

T H E A A L M U T U A L F U N D S

    Your 24-Hour Link to The AAL
 Mutual Funds


                                   GREETING
           Thank you for calling AAL Capital Management Corporation.
                            All calls are recorded.
To speak to a Mutual Funds Service Center Representative . . .           PRESS 0

To access Capital Connection . . . . . . . . . . . . . . . . . . . . . . . . . .
                                                                      . .PRESS 1

To place a stock or bond trade with Brokerage Services . . . . .         PRESS 2

If you are calling from a rotary-dial phone,please stay on the line.

Mutual Funds Service
Center Representative                                                 Brokerage
Services
     PRESS 0                      PRESS 1                     PRESS 2

             Capital Connection
For mutual fund information . . . . . . . . . . . . . . . . . . . . . . . . . .
                                                                    . . .PRESS 1
For your personal account information . . . . . . . . . . . . . . . . . . .
                                                                        .PRESS 2
To speak with a representative . . . . . . . . . . . . . . . . . . . . . . . . .
                                                                      . .PRESS 0

FUND INFORMATION
 For current prices
   PRESS 1
To request a prospectus
   PRESS 2
For money market yields
   PRESS 3

Current Fund Prices
For prices of all Funds
   PRESS 1
 For Fund prices for individual Funds
   PRESS 2

Prices of All Funds
  For prices of all equity-oriented Funds
   PRESS 1
  For prices of all income-oriented Funds
   PRESS 2

UNIVERSAL OPTIONS
To speak with a MUTUAL FUNDS SERVICE CENTER REPRESENTATIVE during regular business hours
   PRESS 0
 Mutual Funds Service Center hours:
Monday -- Thursday 7 a.m.to 7 p.m.
    Friday 7 a.m.to 6 p.m.
   Saturday 9 a.m.to 1 p.m.
  Central Time To return to a PREVIOUS MENU
   PRESS #
 To return to the MAIN MENU
   PRESS *
 To END your call
   PRESS 9

UNIVERSAL OPTIONS
To speak with a MUTUAL FUNDS SERVICE CENTER REPRESENTATIVE during regular business hours
   PRESS 0
 Mutual Funds Service Center hours:
Monday -- Thursday 7 a.m.to 7 p.m.
    Friday 7 a.m.to 6 p.m.
   Saturday 9 a.m.to 1 p.m.
  Central Time To return to a PREVIOUS MENU
   PRESS #
 To return to the MAIN MENU
   PRESS *
 To END your call
   PRESS 9

Capital Connection(R) is a registered trademark of AAL Capital Management Corporation

                               Table of Contents

                    President's Letter...................    2

                    Portfolio Perspectives

                      The AAL Small Cap Stock Fund.......    4
                      The AAL Mid Cap Stock Fund.........    6
                      The AAL International Fund.........    8
                      The AAL Capital Growth Fund........   10
                      The AAL Equity Income Fund.........   12
                      The AAL Balanced Fund..............   14
                      The AAL High Yield Bond Fund.......   16
                      The AAL Municipal Bond Fund........   18
                      The AAL Bond Fund..................   20
                      The AAL Money Market Fund..........   22

                    Schedule of Investments

                      The AAL Small Cap Stock Fund.......   24
                      The AAL Mid Cap Stock Fund.........   28
                      The AAL International Fund.........   32
                      The AAL Capital Growth Fund........   35
                      The AAL Equity Income Fund.........   39
                      The AAL Balanced Fund..............   43
                      The AAL High Yield Bond Fund.......   49
                      The AAL Municipal Bond Fund........   54
                      The AAL Bond Fund..................   66
                      The AAL Money Market Fund..........   69

                    Statement of Assets and Liabilities..   72

                    Statement of Operations..............   74

                    Statement of Changes in Net Assets...   76

                    Notes to Financial Statements........   80

                    Financial Highlights.................

                      The AAL Small Cap Stock Fund.......   88
                      The AAL Mid Cap Stock Fund.........   90
                      The AAL International Fund.........   92
                      The AAL Capital Growth Fund........   94
                      The AAL Equity Income Fund.........   96
                      The AAL Balanced Fund..............   98
                      The AAL High Yield Bond Fund.......  100
                      The AAL Municipal Bond Fund........  102
                      The AAL Bond Fund..................  104
                      The AAL Money Market Fund..........  106

                    Report of Independent Accountants....  110

                    A Note on Forward-Looking
                    Statements...........................  111

--------------------------------------------------------------------------------
The AAL Mutual Funds Annual Report                         April 30, 1999    1

THE AAL MUTUAL FUNDS ANNUAL REPORT ... PRESIDENT'S LETTER


[PICTURE APPEARS HERE]

APRIL 30, 1999

DEAR AAL MUTUAL FUNDS SHAREHOLDER:

The Markets and Economy
in Review

As the calendar turned from 1998 to 1999, some things didn't change. Some large-capitalization stocks were still highly sought, market volatility remained high, inflation stayed at low levels and interest rates moved within a small range.

The result was the first months of 1999 resembled the fourth quarter of 1998, for the most part. The Dow Jones Industrial Average (Dow) flirted with the 10,000-point milestone and finally closed in five figures on March 29 (10,006.78).

The market's robust growth continues to come as a result of fewer and fewer success stories. Many experts point out that perhaps as few as 25 to 40 companies listed in the Standard & Poor's 500(R) (Composite Stock Price Index) are driving the entire index's growth. While the S&P 500 is up more than 5 percent so far in 1999, this market narrowing brings questions about how long the bull market can continue.

This "bigger is better" mentality has carried for the past six quarters and it's likely that other asset classes--particularly small- and mid-cap stocks and high-yield bonds--will continue to feel this effect until a correction of some magnitude occurs.

Volatility periodically leads people to think that a correction is at hand, but the markets recently have bounced back that same day or within a day or two. Ignoring daily volatility, other than taking advantage of buying opportunities it may present, is easier said than done, though.

Much of the recent volatility has been directly linked to Internet-related issues. The "dot com syndrome" seemingly inflates any holding, whether the security's underlying fundamentals justify rewarding the risk involved.

Increasing oil prices in March provided mixed news to financial markets. Oil-related stocks and bonds gained on news of the Organization of Petroleum Exporting Countries (OPEC) production cutbacks. That price increase has been passed along, fueling fears of rising inflation.

In addition, tensions in Yugoslavia and other areas have made international investing difficult. And in places where there are not hostilities, such as Russia and parts of Asia, other forces are leading to economic instabilities.

With this in mind, what should investors do? You may want to think about:

 . Dollar cost averaging, a strategy of continuous

--------------------------------------------------------------------------------
2  The AAL Mutual Funds Annual Report

REPORT                   PRESIDENT'S LETTER


investing that presents great opportunities during times of market volatility. While dollar cost averaging doesn't assure a profit or guarantee against a loss in declining markets, it's possible that you could enjoy a lower average price per share over time.

 . Your asset allocation. Are you invested in the various asset classes that may help reduce your risk and help you achieve your objectives?

 . A long-term focus for your investments. It's your time in the market, and not timing the market, that will give your investments the potential to grow. Mutual funds are long-term investments, so you should realize their values might fluctuate.

Thank you for your continued support of The AAL Mutual Funds. Whenever we can be of service, don't hesitate to call your AAL representative or the Mutual Funds Service Center. You can reach the service center, as well as the automated Capital Connection(R) system, by calling (800) 553-6319. If you're on the information superhighway, you can get information from our web site (www.aal.org) by going to the AAL Capital Management Corporation area.


Sincerely,


/s/ Ron Anderson
-----------------
Ron Anderson

PRESIDENT
THE AAL MUTUAL FUNDS

                           Our Growth in Net Assets

                             [CHART APPEARS HERE]

   4/30/88       4/30/89      4/30/90        4/30/91        4/30/92       4/30/93         4/30/94         4/30/95
$62,634,194   $287,356,102  $516,961,263   $692,824,480   $975,182,233  $1,443,709,926  $1,908,532,585  $2,204,307,971

   4/30/88       4/30/96        4/30/97         4/30/98         4/30/99
$62,634,194   $2,940,833,455  $3,624,635,195  $5,248,971,887  $6,500,863,313

--------------------------------------------------------------------------------
                                                               April 30, 1999  3

                             [PHOTO APPEARS HERE]

The AAL Small Cap Stock Fund

[LOGO] Has the increase in the Fund's investment universe, approved by a shareholder vote last fall, helped?

Expanding the universe of stocks we select from has helped with the market capitalization threshold having been expanded to $1.5 billion by an Oct.30, 1998 shareholders' vote. When we go through our screening process, it has given us the opportunity to look at more companies. This gives us more options and more opportunities.


[LOGO]  What effect has the overall market volatility had on small-cap stocks?

It has been much worse in small-cap stocks. The liquidity factor and negative sentiments in general have brought on small-cap volatility. The high price to earnings (P/E) ratio, high-growth and large-cap stock mentality are not helping small caps, either.

Relatively new trading practices and increasing numbers of day traders have made small- and mid-cap stocks less liquid and more volatile. We also have shied away from the Internet sector. Due to the explosive growth in some of these companies, they don't remain in the small-cap realm for very long.

                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

THE AAL SMALL CAP STOCK FUND                      S&P SMALL CAP 600 INDEX /1/

Date           VALUE                              Date           VALUE
--------------------------------                  ------------------------------
01-Jul-96       9,596.93                          01-Jul-96      10,000.00
31-Jul-96       9,165.07                          31-Jul-96       9,312.20
30-Aug-96      10,316.70                          30-Aug-96       9,887.05
30-Sep-96      10,786.95                          30-Sep-96      10,320.43
31-Oct-96      10,441.46                          31-Oct-96      10,249.09
29-Nov-96      10,681.38                          29-Nov-96      10,781.09
31-Dec-96      11,008.07                          31-Dec-96      10,907.24
31-Jan-97      11,047.38                          31-Jan-97      11,088.69
28-Feb-97      10,565.78                          28-Feb-97      10,859.26
31-Mar-97       9,887.61                          31-Mar-97      10,302.18
30-Apr-97       9,671.38                          30-Apr-97      10,428.22
30-May-97      11,145.67                          30-May-97      11,653.01
30-Jun-97      11,912.30                          30-Jun-97      12,167.89
31-Jul-97      12,452.88                          31-Jul-97      12,932.79
29-Aug-97      12,836.20                          29-Aug-97      13,258.42
30-Sep-97      13,789.57                          30-Sep-97      14,135.20
31-Oct-97      13,229.34                          31-Oct-97      13,525.41
28-Nov-97      13,101.57                          28-Nov-97      13,427.04
31-Dec-97      12,863.43                          31-Dec-97      13,697.19
30-Jan-98      12,646.28                          30-Jan-98      13,430.10
27-Feb-98      13,701.00                          27-Feb-98      14,653.17
31-Mar-98      14,145.63                          31-Mar-98      15,212.27
30-Apr-98      14,311.08                          30-Apr-98      15,301.39
29-May-98      13,215.00                          29-May-98      14,491.19
30-Jun-98      13,235.68                          30-Jun-98      14,532.96
31-Jul-98      12,480.83                          31-Jul-98      13,421.63
31-Aug-98       9,647.57                          31-Aug-98      10,835.28
30-Sep-98      10,412.76                          30-Sep-98      11,496.70
30-Oct-98      10,950.46                          30-Oct-98      12,029.80
30-Nov-98      11,777.69                          30-Nov-98      12,706.16
31-Dec-98      12,543.29                          31-Dec-98      13,516.45
29-Jan-99      12,617.83                          29-Jan-99      13,345.87
26-Feb-99      11,350.72                          26-Feb-99      12,143.67
31-Mar-99      11,137.76                          31-Mar-99      12,300.63
30-Apr-99      11,595.62                          30-Apr-99      13,113.04

/1/ An unmanaged index comprised of 600 stocks designed to represent performance of the small cap segment of the U.S. equity markets. It is not possible to invest directly in the index.

                        % Average Annual Total Returns*
                                April 30, 1999

                                                         From            Inception
                                        1-Year         Inception            Date
                                     ---------------------------------------------
Class A (without sales charge) ......  (18.97)%          6.91%             7/1/96
Class A** (with sales charge) .......  (22.23)%          5.37%             7/1/96
----------------------------------------------------------------------------------
Class B (without CDSC) ..............  (19.85)%          1.45%             1/8/97
Class B** (with CDSC) ...............  (23.06)%          0.16%             1/8/97
----------------------------------------------------------------------------------
Class I***                             (18.41)%         (6.88)%          12/29/97
----------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (with sales charge) .......  (24.41)%          4.00%
Class B** (with CDSC) ...............  (25.18)%         (1.62)%
Class I*** ..........................  (20.48)%        (10.31)%

*Past performance is not an indication of future results.
 Investment return and principal value will fluctuate, and shares, when Redeemed, may be worth more or less than their original cost.

**Class A performance reflects the maximum sales charge of 4%.
  Prior to 1/1/97,this was 4.75%.Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Class I shares have no sales load and are for institutional Shareholders only.

--------------------------------------------------------------------------------
4  The AAL Mutual Funds Annual Report

[LOGO] Can you tell us about one of the successful stocks the Fund owns?

One nice story is Biomatrix, a biotechnology company that makes an osteoarthritis drug. The drug is injected into a joint area, such as the knee, and acts as a lubricant in situations where the cartilage has deteriorated and the joints are simply bone on bone. Biomatrix got approval from the U.S. Food and Drug Administration to produce the drug at its plant; it has had good sales; and as a result, its stock has appreciated. This is a case where modern medicine has done well in the small-cap sector.

/s/ Kevin A. Schmitting

Kevin A. Schmitting
PORTFOLIO MANAGER

                              # Fund Allocations

                           [PIE CHART APPEARS HERE]

                                                 % of Net Assets
                                                     4/30/99
                                                     -------
[*] Consumer Cyclicals ........................         22%

[*] Financials ................................         16%

[*] Technology ................................         16%

[*] Capital Goods .............................         13%

[*] Health Care ...............................         10%

[*] Consumer Staples ..........................          8%

[*] Transportation ............................          4%

[*] Cash &Cash Equivalents ....................          3%

[*] Energy ....................................          3%

[ ] Utilities .................................          3%

[ ] Basic Materials ...........................          2%
                                                 ----------
                                                 Total 100%

                              5 Largest Holdings

                                                            % of Net Assets
Security                                                        4/30/99
--------                                                        -------
CMAC Investment Corporation ...............................      2.30%
Acxiom Corporation ........................................      2.14%
Emmis Communications Corporation ..........................      2.06%
Tetra Tech, Inc. ..........................................      2.00%
Lamar Advertising Company .................................      1.82%

--------------------------------------------------------------------------------
                                                               April 30, 1999  5

                             [PHOTO APPEARS HERE]

The AAL Mid Cap Stock Fund

[LOGO] Last year the upper limit for the Fund's definition of mid cap was raised to $6 billion. How has this change affected the Fund and/or your investment style?

The previous Fund guidelines were those initially established when the Fund began as The AAL Smaller Company Stock Fund in 1993.Since that time, the name of the Fund, and thus its character, have changed, and the domestic equity market has advanced about 150 percent. Therefore, we felt now was an appropriate time to bring those guidelines up-to-date with the current market.

The key impact this had on the Fund was to alter the universe of companies that we consider as eligible investments for the Fund. We are simply applying our same approach of seeking out companies with attractive growth prospects trading at reasonable prices to a slightly different group of companies, namely those with market capitalization between $1.5 billion and $6 billion. This has helped the performance of the Fund. At its May 26,1999, meeting The AAL Mutual Funds Board of Trustees approved raising the market capitalization to $7.5 billion.

                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

THE AAL MID CAP STOCK FUND                   S&P MIDCAP 400 INDEX /1/

Date                VALUE                    Date                VALUE
------------------------------               ------------------------------

30-Jun-93            9,569.93                30-Jun-93           10,000.00
30-Jul-93            9,491.36                30-Jul-93            9,976.46
31-Aug-93            9,971.21                31-Aug-93           10,387.96
30-Sep-93           10,393.47                30-Sep-93           10,497.68
29-Oct-93           10,268.71                29-Oct-93           10,531.36
30-Nov-93            9,942.42                30-Nov-93           10,298.62
31-Dec-93           10,422.26                31-Dec-93           10,775.61
31-Jan-94           10,758.16                31-Jan-94           11,024.73
28-Feb-94           10,786.95                28-Feb-94           10,868.62
31-Mar-94           10,019.19                31-Mar-94           10,365.08
29-Apr-94            9,961.61                29-Apr-94           10,442.05
31-May-94            9,404.99                31-May-94           10,343.23
30-Jun-94            8,598.85                30-Jun-94            9,987.53
29-Jul-94            8,637.24                29-Jul-94           10,325.29
31-Aug-94            9,443.38                31-Aug-94           10,865.82
30-Sep-94            9,510.56                30-Sep-94           10,662.95
31-Oct-94            9,932.82                31-Oct-94           10,780.43
30-Nov-94            9,577.74                30-Nov-94           10,294.34
30-Dec-94            9,923.22                30-Dec-94           10,388.47
31-Jan-95            9,520.15                31-Jan-95           10,496.79
28-Feb-95           10,009.60                28-Feb-95           11,046.97
31-Mar-95           10,508.64                31-Mar-95           11,239.38
28-Apr-95           10,479.85                28-Apr-95           11,465.59
31-May-95           10,614.20                31-May-95           11,742.12
30-Jun-95           11,631.48                30-Jun-95           12,220.44
31-Jul-95           12,811.90                31-Jul-95           12,857.11
31-Aug-95           12,735.12                31-Aug-95           13,094.08
29-Sep-95           13,522.07                29-Sep-95           13,412.22
31-Oct-95           13,742.80                31-Oct-95           13,066.99
30-Nov-95           14,309.02                30-Nov-95           13,634.72
29-Dec-95           14,337.81                29-Dec-95           13,600.78
31-Jan-96           14,299.42                31-Jan-96           13,798.21
29-Feb-96           14,980.81                29-Feb-96           14,266.17
29-Mar-96           15,095.97                29-Mar-96           14,437.24
30-Apr-96           16,410.75                30-Apr-96           14,878.42
31-May-96           17,024.95                31-May-96           15,079.32
28-Jun-96           15,950.10                28-Jun-96           14,853.13
31-Jul-96           14,059.50                31-Jul-96           13,850.69
30-Aug-96           15,028.79                30-Aug-96           14,650.61
30-Sep-96           15,825.34                30-Sep-96           15,289.28
31-Oct-96           15,009.60                31-Oct-96           15,333.97
29-Nov-96           15,796.55                29-Nov-96           16,196.52
31-Dec-96           15,591.79                31-Dec-96           16,214.22
31-Jan-97           16,154.38                31-Jan-97           16,822.60
28-Feb-97           15,603.27                28-Feb-97           16,684.75
31-Mar-97           14,455.12                31-Mar-97           15,974.48
30-Apr-97           14,592.90                30-Apr-97           16,388.46
30-May-97           16,154.38                30-May-97           17,821.48
30-Jun-97           16,843.26                30-Jun-97           18,321.68
31-Jul-97           17,934.00                31-Jul-97           20,133.89
29-Aug-97           17,968.44                29-Aug-97           20,110.00
30-Sep-97           19,288.81                30-Sep-97           21,265.42
31-Oct-97           18,358.81                31-Oct-97           20,340.58
28-Nov-97           18,266.96                28-Nov-97           20,641.89
31-Dec-97           18,403.73                31-Dec-97           21,441.31
30-Jan-98           17,971.90                30-Jan-98           21,033.06
27-Feb-98           19,280.10                27-Feb-98           22,774.60
31-Mar-98           20,080.26                31-Mar-98           23,801.26
30-Apr-98           20,232.67                30-Apr-98           24,234.85
29-May-98           19,051.48                29-May-98           23,145.49
30-Jun-98           19,419.81                30-Jun-98           23,290.40
31-Jul-98           18,213.22                31-Jul-98           22,387.20
31-Aug-98           14,187.00                31-Aug-98           18,223.18
30-Sep-98           15,291.99                30-Sep-98           19,923.39
30-Oct-98           16,269.97                30-Oct-98           21,700.65
30-Nov-98           17,171.74                30-Nov-98           22,783.60
31-Dec-98           18,785.99                31-Dec-98           25,534.04
29-Jan-99           18,732.16                29-Jan-99           24,537.44
26-Feb-99           17,669.06                26-Feb-99           23,254.87
31-Mar-99           18,140.05                31-Mar-99           23,905.10
30-Apr-99           18,691.79                30-Apr-99           25,789.80

/1/ An unmanaged index comprised of 400 stocks designed to represent performance of the mid-cap segment of the U.S. equity markets it is not possible to invest directly in the index.

                        % Average Annual Total Returns*
                                April 30, 1999

                                                               From         Inception
                                         1-Year    5-Year    Inception         Date
                                       ------------------------------------------------
Class A (without sales charge) .......    (7.62)%   13.41%      12.10%         6/30/93
Class A** (with sales charge) ........   (11.29)%   12.50%      11.31%         6/30/93
---------------------------------------------------------------------------------------
Class B (without CDSC) ...............    (8.70)%     NA         6.77%          1/8/97
Class B** (with CDSC) ................   (12.36)%     NA         5.57%          1/8/97
---------------------------------------------------------------------------------------
Class I*** ...........................    (7.17)%     NA         1.69%        12/29/97
---------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (with sales charge) ........   (13.28)%   11.68%      10.91%
Class B** (with CDSC) ................   (14.32)%     NA         4.37%
Class I*** ...........................    (8.94)%     NA        (0.67)%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class A performance reflects the maximum sales charge of 4%.Prior to 1/1/97,this was 4.75%.Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%,declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Class I shares have no sales load and are for institutional shareholders only.

--------------------------------------------------------------------------------
6  The AAL Mutual Funds Annual Report

[LOGO] Did the problems in Asia, Russia and Brazil over the past year have an impact on your Fund?

While the impact of the foreign economies on the Fund was indirect, it was indeed profound. The impact was indirect because very few of the companies in the mid-cap universe conduct even minimal business in the countries which struggled with economic problems during the year. Most mid-cap companies are focused on domestic sales and what foreign business they do is typically concentrated in more developed economies.

In spite of this fact, however, mid-cap stocks suffered greatly in the turmoil of the summer and fall of 1998 (from its highest to lowest points, The AAL Mid Cap Stock Fund was down more than 30 percent). This decline was driven by a change in investors' perception of and appetite for risk. As these developing economies unraveled, investors feared that the problems would continue to spread around the globe. As a result, they sold securities perceived as being risky in favor of those less risky. Mid-cap stocks are considered a relatively risky asset class and suffered accordingly. As these fears abated in October, mid-cap stocks did rebound sharply.

/s/ Michael R. Hochholzer

Michael R. Hochholzer
PORTFOLIO MANAGER

                              # Fund Allocations

                           [PIE CHART APPEARS HERE]

                                                % of Net Assets
                                                    4/30/99
                                                    -------
[*] Technology ................................        21%

[*] Consumer Cyclicals ........................        18%

[*] Financials ................................        16%

[*] Health Care ...............................         9%

[*] Utilities .................................         9%

[*] Energy ....................................         6%

[*] Capital Goods .............................         5%

[*] Basic Materials ...........................         4%

[*] Cash &Cash Equivalents ....................         4%

[*] Consumer Staples ..........................         4%

[ ] Transportation ............................         2%

[ ] Communication Services ....................         1%

[ ] Fixed Income Investments ..................         1%
                                                ----------
                                                Total 100%

                              5 Largest Holdings

                                                  %of Net Assets
Security                                             4/30/99
--------                                             -------
Fiserv, Inc. .....................................     1.93%
Southdown, Inc. ..................................     1.91%
Republic Services, Inc. ..........................     1.87%
Tommy Hilfiger Corporation .......................     1.50%
Tandy Corporation ................................     1.49%

--------------------------------------------------------------------------------
                                                               April 30, 1999  7

                             [PHOTOS APPEARS HERE]

The AAL International Fund

[LOGO] How have international markets performed over the year-ended April 30, 1999?

Over the one-year period ended April 30,1999,the Europe, Australasia and Far East (EAFE) index has advanced 9.44 percent. The EAFE index is an unmanaged index of more than 1,000 foreign stocks of issuers in Europe, Asia, Australia and the Far East that reflects the common stock prices of the index companies translated into U.S. dollars. This assumes reinvestment of all dividends paid by the index stocks net any applicable foreign taxes. It is not possible to invest directly in the index. The Pacific index was up 20.2 percent over that period while the European Monetary Unit countries were up 6.5 percent. The Asia region remained mired in deteriorating economic conditions over much of that period and Japan was unable to kick-start its own economy.

Europe, however, had strong performance. Most of the European Monetary Unit countries continued to benefit from falling interest rates and restructuring reaped rewards for companies preparing for tougher competition. Equity markets were supported by capital inflows seeking better returns than those offered in the fixed-income markets and by growing interest in equities from private savers and pensions.

                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

THE AAL INTERNATIONAL FUND                   EAFE INDEX /1/

 Date              VALUE                      Date              VALUE
------------------------------------         -----------------------------------
 08/01/95          9,596.93                  08/01/95          10,000.00     7
 08/31/95          9,616.12                  08/31/95           9,605.70
 09/29/95          9,577.74                  09/29/95           9,780.27
 10/31/95          9,558.54                  10/31/95           9,504.37
 11/30/95          9,558.54                  11/30/95           9,755.88
 12/29/95          9,735.51                  12/29/95          10,135.84
 01/31/96         10,149,17                  01/31/96          10,164.69
 02/29/96         10,110.69                  02/29/96          10,185.77
 03/29/96         10,264.61                  03/29/96          10,388.61
 04/30/96         10,659.04                  04/30/96          10,677.31
 05/31/96         10,601.32                  05/31/96          10,467.28
 06/28/96         10,649.42                  06/28/96          10,512.65
 07/31/96         10,293.47                  07/31/96          10,191.59
 08/30/96         10,322.33                  08/30/96          10,200.02
 09/30/96         10,514.73                  09/30/96          10,457.25
 10/31/96         10,610,94                  10/31/96          10,336.36
 11/29/96         10,986.12                  11/29/96          10,733.59
 12/31/96         10,923.86                  12/31/96          10,581.38
 01/31/97         11,123.20                  01/31/97          10,197.70
 02/28/97         11,372.38                  02/28/97          10,350.99
 03/31/97         11,352.44                  03/31/97          10,374.58
 04/30/97         11,352.51                  04/30/97          10,415.94
 05/30/97         11,850.79                  05/30/97          11,079.62
 06/30/97         12,209.61                  06/30/97          11,676.66
 07/31/97         12,289.34                  07/31/97          11,851.96
 08/29/97         11,890.66                  08/29/97          10,953.11
 09/30/97         12,060.10                  09/30/97          11,552.94
 10/31/97         11,372.38                  10/31/97          10,650.89
 11/28/97         11,183.00                  11/28/97          10,528.40
 12/31/97         11,030.07                  12/31/97          10,606.60
 01/30/98         11,324.64                  01/30/98          11,077.96
 02/27/98         11,728.31                  02/27/98          11,774.59
 03/31/98         12,088.34                  03/31/98          12,122.85
 04/30/98         12,164.71                  04/30/98          12,204.24
 05/29/98         12,284.73                  05/29/98          12,130.56
 06/30/98         12,131.98                  06/30/98          12,207.91
 07/31/98         12,011.97                  07/31/98          12,317.29
 08/31/98         10,975.52                  08/31/98          10,776.40
 09/30/98         10,615.49                  09/30/98          10,431.12
 10/30/98         11,171.90                  10/30/98          11,503.55
 11/30/98         11,771.95                  11/30/98          12,078.23
 12/31/98         12,250.26                  12/31/98          12,539.81
 01/29/99         12,765.46                  01/29/99          12,488.06
 02/26/99         12,330.40                  02/26/99          12,175.61
 03/31/99         12,525.03                  03/31/99          12,668.93
 04/30/99         12,994.43                  04/30/99          13,167.35

/1/ An unmanaged market capitalization-weighted equity index composed of a sample of companies representative of the market structure in 20 countries. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float. It is not possible to invest directly in the index.

                        % Average Annual Total Returns*
                                 April 30,1999

                                                   From     Inception
                                        1-Year  Inception      Date
                                       --------------------------------
Class A (without sales charge) .......   6.82%      8.42%       8/1/95
Class A** (with sales charge) ........   2.59%      7.24%       8/1/95
-----------------------------------------------------------------------
Class B (without CDSC) ...............   5.72%      6.67%       1/8/97
Class B** (with CDSC) ................   1.72%      5.47%       1/8/97
-----------------------------------------------------------------------
Class I*** ...........................   7.49%     13.81%     12/29/97
-----------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (with sales charge) ........  (0.52)%     6.33%
Class B** (with CDSC) ................  (1.49)%     3.92%
Class I*** ...........................   4.36%     11.45%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97,this was 4.75%.Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Class I shares have no sales load and are for institutional Shareholders only.

--------------------------------------------------------------------------------
8  The AAL Mutual Funds Annual Report

International investing involves additional risks including currency fluctuations, economic and political instability, and accounting standards.

[LOGO]  What impact, if any, has the introduction of the euro had on the Fund?

There has been minimal direct impact of the introduction of the euro on the Fund. Indirect implications are, however, far reaching. First, monetary policy management has become centralized at the European level and a new currency, the euro, is now operational. We expect the euro to become a globally important currency that, in the near future, may rival the dollar as more trade and central bank reserves are denominated in euros. Second, the operating environment for companies is changing the way business is conducted. Economies of scale will be gained from a single currency as European pricing reduces distortions caused by multiple currencies and transaction costs will decline as firms operate in fewer currencies. Third, the monetary union will create a single European capital market with the emergence of a single market in national government debts and there will emerge a single European equity market with greater transparency, homogeneity and thus efficiency.

[LOGO] What does the uncertain outlook in Japan, Brazil and Russia mean for The AAL International Fund?

We think conditions in Japan may have reached a low phase and we are finding increasing signs of significant corporate restructuring. This means Japan may potentially gain a more prominent presence in the portfolio over the next 12 months. In Brazil, we are cautious as the level of indebtness remains high and local confidence needs to improve in order for us to become bullish. As far as Russia is concerned, we find better risk-adjusted return potential in other markets at this time. The high degree of structural uncertainties makes forecasting very difficult.

/s/ Kathleen M. Harris

Kathleen M. Harris
PORTFOLIO MANAGER

/s/ Sean Roche

L. Sean Roche
PORTFOLIO MANAGER

                         Distribution of Fund Holdings


                                               %of Net Assets
Country                                            4/30/99
-------                                            -------
Continental Europe ...........................        43%

United Kingdom ...............................        22%

Japan ........................................        22%

North America ................................         6%

Pacific Basin (excluding Japan) ..............         5%

Emerging Markets .............................         2%
                                               ----------
                                               Total 100%

                               Largest Holdings

                                                                 %of Net Assets
Security                                   Country                   4/30/99
--------                                   -------                   -------
NTT Mobile Communications Networks, Inc. . Japan .................... 4.70%

Telecom Italia SPA ....................... Italy .................... 4.04%

Vodafone Group plc ....................... United Kingdom ........... 3.60%

Glaxo Wellcome plc ....................... United Kingdom ........... 3.00%

British Aerospace plc .................... United Kingdom ........... 2.92%

--------------------------------------------------------------------------------
                                                               April 30, 1999  9

                             [PHOTO APPEARS HERE]

The AAL Capital Growth Fund

[LOGO]  How has Market volatility affected the Fund?

     There's large volatility only on a daily basis. There's not as much when you look at it from a weekly or monthly standpoint. However, one percent daily volatility can make you nervous. It's reassuring that our shareholders aren't viewing these ups and downs as reasons to sell shares.

     To the best of my ability, I try to ignore the volatility and take advantage of it where I can. Volatility often means lower prices in companies I may be looking at; there are some good opportunities to add growth at a reasonable price.

[LOGO] Are there particular sectors that have been more favorable, considering the overall market behavior?

The most favorable sector in the from a past six months has been the financials-banks, insurance and financial services organizations, to name a few members of the sector. They have had relatively cheap valuations and the Fund is overweighted, compared to the S&P 500.Financials are one of the better sectors in terms of meeting earnings estimate revisions and they have good buying patterns by company executives. Going forward, we expect their rate of growth will look good compared to the rest of the market.

[LOGO]  Are there any particular stocks that you have been pleased with?

I couldn't be more pleased with the performance of cable stocks. It's been hard to hold onto them, because they have performed so well. One key factor in this area is the Internet. It's real, it's a growing


                         Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

THE AAL CAPITAL GROWTH FUND                  S&P 500(R) INDEX /1/

Date              VALUE                      Date              VALUE
------------------------------------         -----------------------------------
30-Apr-89          9,600.00                  30-Apr-89         10,000.00
31-May-89         10,029.27                  31-May-89         10,403.08
30-Jun-89          9,951.22                  30-Jun-89         10,344.53
31-Jul-89         10,826.63                  31-Jul-89         11,277.71
31-Aug-89         10,905.51                  31-Aug-89         11,497.45
30-Sep-89         10,767.47                  30-Sep-89         11,450.63
31-Oct-89         10,698.44                  31-Oct-89         11,185.09
30-Nov-89         10,895.65                  30-Nov-89         11,412.26
31-Dec-89         11,238.21                  31-Dec-89         11,685.92
31-Jan-90         10,619.41                  31-Jan-90         10,901.80
28-Feb-90         10,629.39                  28-Feb-90         11,043.25
30-Mar-90         10,829.01                  30-Mar-90         11,335.66
30-Apr-90         10,699.26                  30-Apr-90         11,053.29
31-May-90         11,657.40                  31-May-90         12,128.68
29-Jun-90         11,637.44                  29-Jun-90         12,046.92
31-Jul-90         11,680.62                  31-Jul-90         12,008.42
31-Aug-90         10,649.09                  31-Aug-90         10,924.30
28-Sep-90         10,254.68                  28-Sep-90         10,393.38
31-Oct-90         10,345.69                  31-Oct-90         10,349.44
30-Nov-90         11,023.27                  30-Nov-90         11,017.12
31-Dec-90         11,331.50                  31-Dec-90         11,323.84
31-Jan-91         11,577.40                  31-Jan-91         11,815.76
28-Feb-91         12,294.58                  28-Feb-91         12,659.74
29-Mar-91         12,704.40                  29-Mar-91         12,965.99
30-Apr-91         12,724.89                  30-Apr-91         12,996.46
31-May-91         13,247.41                  31-May-91         13,555.57
28-Jun-91         12,796.61                  28-Jun-91         12,935.00
31-Jul-91         13,275.27                  31-Jul-91         13,537.39
30-Aug-91         13,555.29                  30-Aug-91         13,857.17
30-Sep-91         13,451.58                  30-Sep-91         13,625.20
31-Oct-91         13,669.38                  31-Oct-91         13,807.62
30-Nov-91         13,223.41                  30-Nov-91         13,253.10
31-Dec-91         14,752.65                  31-Dec-91         14,766.21
31-Jan-92         14,396.41                  31-Jan-92         14,491.41
28-Feb-92         14,459.27                  28-Feb-92         14,679.00
31-Mar-92         14,239.24                  31-Mar-92         14,393.79
30-Apr-92         14,731.69                  30-Apr-92         14,815.84
29-May-92         14,825.99                  29-May-92         14,888.29
30-Jun-92         14,616.44                  30-Jun-92         14,666.90
31-Jul-92         15,144.04                  31-Jul-92         15,265.96
31-Aug-92         14,964.26                  31-Aug-92         14,953.77
30-Sep-92         15,080.59                  30-Sep-92         15,129.55
30-Oct-92         15,260.37                  30-Oct-92         15,181.49
30-Nov-92         15,588.21                  30-Nov-92         15,697.01
31-Dec-92         15,594.55                  31-Dec-92         15,889.60
29-Jan-93         15,327.52                  29-Jan-93         16,022.32
26-Feb-93         15,754.77                  26-Feb-93         16,240.61
31-Mar-93         15,936.35                  31-Mar-93         16,583.25
30-Apr-93         15,840.22                  30-Apr-93         16,182.44
31-May-93         16,085.89                  31-May-93         16,614.05
30-Jun-93         16,032.48                  30-Jun-93         16,662.57
30-Jul-93         15,894.94                  30-Jul-93         16,595.53
31-Aug-93         16,347.85                  31-Aug-93         17,223.92
30-Sep-93         16,164.53                  30-Sep-93         17,087.96
29-Oct-93         16,563.52                  29-Oct-93         17,441.15
30-Nov-93         16,412.55                  30-Nov-93         17,275.67
31-Dec-93         16,539.02                  31-Dec-93         17,484.60
31-Jan-94         16,659.26                  31-Jan-94         18,078.46
28-Feb-94         16,232.94                  28-Feb-94         17,588.18
31-Mar-94         15,620.79                  31-Mar-94         16,822.74
29-Apr-94         15,839.41                  29-Apr-94         17,038.27
31-May-94         15,861.28                  31-May-94         17,317.17
30-Jun-94         15,514.76                  30-Jun-94         16,893.07
29-Jul-94         15,890.74                  29-Jul-94         17,447.39
31-Aug-94         16,344.13                  31-Aug-94         18,161.47
30-Sep-94         16,122.96                  30-Sep-94         17,718.15
31-Oct-94         16,521.06                  31-Oct-94         18,114.90
30-Nov-94         16,023.44                  30-Nov-94         17,456.06
30-Dec-94         16,311.40                  30-Dec-94         17,714.46
31-Jan-95         16,718.89                  31-Jan-95         18,173.48
28-Feb-95         17,266.10                  28-Feb-95         18,881.04
31-Mar-95         17,568.81                  31-Mar-95         19,437.30
28-Apr-95         18,116.01                  28-Apr-95         20,009.28
31-May-95         18,744.72                  31-May-95         20,807.43
30-Jun-95         18,985.72                  30-Jun-95         21,290.37
31-Jul-95         19,630.70                  31-Jul-95         21,996.02
31-Aug-95         19,548.61                  31-Aug-95         22,051.09
29-Sep-95         20,475.03                  29-Sep-95         22,981.19
31-Oct-95         20,369.48                  31-Oct-95         22,899.12
30-Nov-95         21,131.73                  30-Nov-95         23,903.36
29-Dec-95         21,367.41                  29-Dec-95         24,363.79
31-Jan-96         22,253.17                  31-Jan-96         25,192.04
29-Feb-96         22,289.57                  29-Feb-96         25,426.25
29-Mar-96         22,253.17                  29-Mar-96         25,671.10
30-Apr-96         22,799.19                  30-Apr-96         26,049.19
31-May-96         23,296.67                  31-May-96         26,719.93
28-Jun-96         23,278.47                  28-Jun-96         26,821.76
31-Jul-96         22,230.33                  31-Jul-96         25,637.31
30-Aug-96         22,693.46                  30-Aug-96         26,178.87
30-Sep-96         24,314.42                  30-Sep-96         27,651.01
31-Oct-96         24,606.93                  31-Oct-96         28,413.38
29-Nov-96         26,556.95                  29-Nov-96         30,559.19
31-Dec-96         26,079.10                  31-Dec-96         29,953.81
31-Jan-97         27,766.58                  31-Jan-97         31,824.12
28-Feb-97         27,485.33                  28-Feb-97         32,073.94
31-Mar-97         26,168.59                  31-Mar-97         30,758.59
30-Apr-97         27,485.33                  30-Apr-97         32,593.25
30-May-97         29,326.21                  30-May-97         34,576.32
30-Jun-97         30,651.90                  30-Jun-97         36,124.54
31-Jul-97         32,868.78                  31-Jul-97         38,998.07
29-Aug-97         31,254.17                  29-Aug-97         36,814.96
30-Sep-97         32,612.49                  30-Sep-97         38,829.99
31-Oct-97         32,253.69                  31-Oct-97         37,534.62
28-Nov-97         33,727.34                  28-Nov-97         39,270.71
31-Dec-97         34,833.53                  31-Dec-97         39,944.63
30-Jan-98         34,927.31                  30-Jan-98         40,385.98
27-Feb-98         37,687.20                  27-Feb-98         43,297.12
31-Mar-98         39,254.71                  31-Mar-98         45,512.55
30-Apr-98         39,710.22                  30-Apr-98         45,970.27
29-May-98         38,544.64                  29-May-98         45,180.96
30-Jun-98         40,984.32                  30-Jun-98         47,014.77
31-Jul-98         40,447.70                  31-Jul-98         46,515.47
31-Aug-98         34,303.41                  31-Aug-98         39,798.64
30-Sep-98         36,624.29                  30-Sep-98         42,348.41
30-Oct-98         39,495.20                  30-Oct-98         45,790.03
30-Nov-98         41,708.76                  30-Nov-98         48,564.12
31-Dec-98         44,653.24                  31-Dec-98         51,360.84
29-Jan-99         46,835.44                  29-Jan-99         53,507.77
26-Feb-99         45,867.08                  26-Feb-99         51,845.28
31-Mar-99         47,503.73                  31-Mar-99         53,918.99
30-Apr-99         48,922.16                  30-Apr-99         56,007.06

/1/ An unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in the index.

                        % Average Annual Total Returns
                                 April 30,1999

                                                                   From       Inception
                                    1-Year   5-Year   10-Year   Inception        Date
                                  -------------------------------------------------------
Class A (without sales charge) ...  23.20%    25.30%    17.69%      14.92%       7/16/87
Class A** (with sales charge) ....  18.25%    24.29%    17.21%      14.52%       7/16/87
-----------------------------------------------------------------------------------------
Class B (without CDSC) ...........  21.94%      NA        NA        29.44%        1/8/97
Class B** (with CDSC) ............  17.94%      NA        NA        28.51%        1/8/97
-----------------------------------------------------------------------------------------
Class I*** .......................  23.55%      NA        NA        29.50%      12/29/97
-----------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (with sales charge)       16.18%    23.89%    17.34%      14.34%
Class B** (with CDSC)               15.79%      NA        NA        28.02%
Class I*** .......................  21.61%      NA        NA        28.66%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class A performance reflects the maximum sales charge of 4%.Prior to 1/1/97, this was 4.75%.Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%,declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Class I shares have no sales load and are for institutional shareholders only.

--------------------------------------------------------------------------------
10   The AAL Mutual Funds Annual Report
part of the economy and you've got to find a way to make a play in it. By having Internet involvement through the cable companies, many of whom are currently offering or are about to offer high-speed access to the Internet, the Fund is able to have a presence in this arena without some of the wild price swings in other Internet stock plays.

[LOGO] Why are large-capitalization stocks still the most highly sought-after issues?
A number of things have happened simultaneously in the market. Because of relatively new trading procedures and increasing numbers of day traders, small- and mid-cap stocks have become less liquid and consequently, more volatile. As a result, large-cap stocks have become more liquid in relation to small- and mid-cap stocks.

Large-cap stocks have been better in terms of meeting earnings estimates, on average. With an environment of declining interest rates and low inflation, price to earnings (P/E) ratios go up and large-cap stocks tend to deliver more consistent earnings.

/s/ Frederick L. Plautz
-----------------------
Frederick L. Plautz
PORTFOLIO MANAGER


                             # Fund Allocations


                           [PIE CHART APPEARS HERE]


                                                         % of Net Assets
                                                              4/30/99
                                                              -------
[*] Consumer Staples....................................           23%

[*] Financials..........................................           19%

[*] Technology..........................................           17%

[*] Health Care.........................................           10%
[*] Communication Services..............................            7%
[*] Consumer Cyclicals..................................            7%

[*] Energy..............................................            7%

[*] Capital Goods.......................................            6%

[ ] Cash &Cash Equivalents..............................            4%
                                                             ----------
                                                             Total 100%

                              5 Largest Holdings
                              ------------------

                                                             %of Net Assets
Security                                                        4/30/99
--------                                                        -------
MediaOne Group Inc....................................           3.74%

Microsoft Corporation.................................           3.37%

American International Group, Inc.....................           3.25%

General Electric Company..............................           3.19%

Cox Communications, Inc. Class A......................           3.19%

--------------------------------------------------------------------------------
                                                             April 30, 1999   11

The AAL Equity Income Fund

    Tell us about the performance of the Fund in its first full fiscal year as an equity income fund.

I have been very pleased with the performance of the Fund during its first full fiscal year. The primary reason for converting the Fund to an equity income fund 18 months ago was to provide greater diversification as a way to both enhance the Fund's total return potential and to diversify its risks. The excellent performance from the Fund's first 18 months strongly supports that original decision to convert to an equity income fund and has greatly benefited our shareholders.

    What are some of the fundamental qualities you look for when choosing stocks for the Fund? What processes do you follow when evaluating potential companies for inclusion in the Fund?

First, I am a long-term investor because our clients are long-term investors. Second, I look for value and because I am a long-term investor, I look for long-term value. Value, to me, means a stock that has good long-term (one to two years) fundamentals for growth and is selling at an attractive price. I define strong fundamentals as a company with a good market position and a positive earnings outlook. I consider a company to be selling at an attractive price when it is selling at a discount to my alternative investment choices. So the two primary qualities I look for are strong fundamentals for growth and an attractive price. One without the other does not make for an appealing investment. The process I follow is primarily a "bottom-up" process, which depends heavily on fundamental research from both our internal research staff and our outside research resources. "Bottom-up"

                          Value of a $10,000 Investment
                  In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

THE AAL EQUITY INCOME FUND                   S&P 500(R) INDEX /1/

Date               VALUE                     Date              VALUE
-------------------------------------        -----------------------------------
18-Mar-94          9,596.93                  18-Mar-94         10,000.00
31-Mar-94          9,520.15                  31-Mar-94          9,470.30
29-Apr-94          9,548.94                  29-Apr-94          9,591.63
31-May-94          9,337.81                  31-May-94          9,748.64
30-Jun-94          9,117.08                  30-Jun-94          9,509.89
29-Jul-94          9,378.40                  29-Jul-94          9,821.94
31-Aug-94          9,388.08                  31-Aug-94         10,223.94
30-Sep-94          9,126.76                  30-Sep-94          9,974.37
31-Oct-94          9,224.37                  31-Oct-94         10,197.72
30-Nov-94          9,087.72                  30-Nov-94          9,826.82
30-Dec-94          8,912.01                  30-Dec-94          9,972.29
31-Jan-95          9,286.22                  31-Jan-95         10,230.69
28-Feb-95          9,276.37                  28-Feb-95         10,629.01
31-Mar-95          9,207.44                  31-Mar-95         10,942.16
30-Apr-95          9,406.09                  30-Apr-95         11,264.15
31-May-95          9,882.85                  31-May-95         11,713.47
30-Jun-95          9,952.38                  30-Jun-95         11,985.34
31-Jul-95         10,062.51                  31-Jul-95         12,382.58
31-Aug-95         10,102.56                  31-Aug-95         12,413,58
29-Sep-95         10,693.30                  29-Sep-95         12,937.18
31-Oct-95         10,834.67                  31-Oct-95         12,890.98
30-Nov-95         10,986.13                  30-Nov-95         13,456.31
29-Dec-95         11,511.44                  29-Dec-95         13,715.51
31-Jan-96         11,735.36                  31-Jan-96         14,181.77
29-Feb-96         11,460.55                  29-Feb-96         14,313.61
29-Mar-96         11,358.77                  29-Mar-96         14,451,45
30-Apr-96         11,184.34                  30-Apr-96         14.664.29
31-May-96         11,215.12                  31-May-96         15,041.89
28-Jun-96         11,594.77                  28-Jun-96         15,099.21
31-Jul-96         11,046.58                  31-Jul-96         14,432.43
30-Aug-96         11,036.24                  30-Aug-96         14,737.30
30-Sep-96         11,067.27                  30-Sep-96         15,566.04
31-0ct-96         11,495.74                  31-0ct-96         15,995.21
29-Nov-96         11,924.22                  29-Nov-96         17,203.18
31-Dec-96         12,064.68                  31-Dec-96         16,862.39
31-Jan-97         12,191.34                  31-Jan-97         17,915.28
28-Feb-97         12,265,23                  28-Feb-97         18,055.91
31-Mar-97         11,895.79                  31-Mar-97         17,315.44
30-Apr-97         12,066.04                  30-Apr-97         18,348.25
30-May-97         12,725.73                  30-May-97         19,464.61
30-Jun-97         13,114.10                  30-Jun-97         20,336.18
31-Jul-97         13,360.73                  31-Jul-97         21,953.82
29-Aug-97         12,835.31                  29-Aug-97         20,724.85
30-Sep-97         13,510.85                  30-Sep-97         21,859.20
31-Oct-97         13,370.56                  31-Oct-97         21,129.98
28-Nov-97         14,104.38                  28-Nov-97         22,107.30
31-Dec-97         14,763.75                  31-Dec-97         22,486.69
30-Jan-98         14,640.25                  30-Jan-98         22,735.14
27-Feb-98         15,347.56                  27-Feb-98         24,373.96
31-Mar-98         16,107.64                  31-Mar-98         25,621.13
30-Apr-98         16,118.91                  30-Apr-98         25,878.80
29-May-98         15,871.10                  29-May-98         25,434.46
30-Jun-98         16,215.78                  30-Jun-98         26,466.79
31-Jul-98         15,910.67                  31-Jul-98         26,185.71
31-Aug-98         13,684.54                  31-Aug-98         22,404.50
30-Sep-98         14,538.71                  30-Sep-98         23,839.89
30-Oct-98         15,445.96                  30-Oct-98         25,777.33
30-Nov-98         16,024.33                  30-Nov-98         27,339.00
31-Dec-98         16,725.67                  31-Dec-98         28,913.40
29-Jan-98         16,810.02                  29-Jan-98         30.122.01
26-Feb-99         16,556.96                  26-Feb-99         29,186.11
31-Mar-99         16,765.43                  31-Mar-99         30,353.50
30-Apr-99         17,744.52                  30-Apr-99         31,528.97

/1/ An unmanaged index composed of 500 common stocks representative of the stock as a whole. It is not possible to invest in the index.


                       % Average Annual Total Returns*
                 --------------------------------------------
                                April 30, 1999


                                                               From        Inception
                                        1-Year     5-Year    Inception        Date
                                      --------------------------------------------------
Class A (without sales charge).........   10.08%     13.19%      12.75%          3/18/94
Class A** (with sales charge)..........    5.66%     12.28%      11.85%          3/18/94
-----------------------------------------------------------------------------------------
Class B (without CDSC).................    8.97%       NA        17.21%           1/8/97
Class B** (with CDSC)..................    4.97%       NA        16.15%           1/8/97
-----------------------------------------------------------------------------------------
Class I***.............................   10.62%       NA        15.39%         12/29/97
------------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (with sales charge)..........   (0.11)%    11.08%      10.80%
Class B** (with CDSC)..................   (0.97)%      NA        13.86%
Class I***.............................    4.52%       NA        11.23%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%.Prior to 1/1/97,this was 4.75%.Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%,declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Class I shares have no sales load and are for institutional shareholders only.

--------------------------------------------------------------------------------
12   The AAL Mutual Annual Report
refers to our spending a great deal of time identifying attractive companies without regard to diversification. However, I also take a "top-down" look at the portfolio to check on the balance within the Fund and make changes, if necessary, to maintain proper diversification.

[LOGO] Dividend increases by companies were less frequent in 1998 for the second year in a row and dividend cuts or omissions were more frequent. What implications does this have for The AAL Equity Income Fund, which depends on dividend income to provide a portion of its total return to investors?

It is true that The AAL Equity Income Fund depends on a combination of capital appreciation and dividend income to provide an attractive total return for our investors. However, the contribution to total return by each can vary significantly over time. Because stocks have been appreciating much more rapidly over the last several years than dividends have been growing, the value of dividend income has become less and less important to the total return being earned by investors. In other words, the rapid appreciation in stock prices has completely overwhelmed dividend income as a contributor to investor's total return. The equity markets cannot continue to grow so rapidly forever and, in time, believe dividend income will again come to play an important role in the total return earned by our investors.



/s/ Lewis A. Bohannon
---------------------
Lewis A. Bohannon
PORTFOLIO MANAGER


                              # Fund Allocations

                           [PIE CHART APPEARS HERE]


                                           % of Net Assets
                                               4/30/99
                                               -------
[*] Communication Services....................      15%

[*] Financials................................      13%

[*] Consumer Cyclicals........................      12%

[*] Energy....................................      12%

[*] Capital Goods.............................       9%

[*] Consumer Staples..........................       9%

[*] Health Care...............................       8%

[*] Utilities.................................       8%

[ ] Technology................................       5%

[ ] Cash & Cash Equivalents...................       4%

[ ] Basic Materials...........................       3%

[ ] Fixed Income Investments..................       2%
                                             ----------
                                             Total 100%

                              5 Largest Holdings
                              ------------------

                                             %of Net Assets
Security                                        4/30/99
--------                                        -------
MCI WorldCom, Inc...........................     2.94%

MediaOne Group, Inc.........................     2.26%

AT&T Corporation............................     2.06%

American Home Products Corporation..........     2.03%

Hasbro, Inc.................................     1.98%

--------------------------------------------------------------------------------
                                                              April 30, 1999  13

                              [PHOTOS APPEARS HERE]


                             The AAL Balanced Fund

    [LOGO] What did you learn in the Fund's first year?

Trying to find the median balanced fund asset allocation target is more of an art than a science, so that was a learning experience for us. The money that came into the Fund throughout the first year was better than we expected. While it was relatively easy to recreate The AAL Capital Growth Fund portion in equities, it took us a while to get the fixed-income portion to resemble The AAL Bond Fund.

    [LOGO] Do market conditions, such as the strong bull market we've had, impact how you target the Fund's asset allocations?

The Fund is actively managed. We've been at both ends of our normal range in terms of asset allocation. Our investment objectives say that the Fund will be comprised of equities that are a clone of The AAL Capital Growth Fund, bonds that are a clone of The AAL Bond Fund and



#Asset Mix
----------


Common Stocks.............49%
Fixed Income Investments..38%
Money Market Instruments..13%
                       ------
                   Total 100%


                          Value of a $10,000 Investment
                  In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

THE AAL BALANCED FUND       S&P 500(R) INDEX /1/       LEHMAN BROTHERS AGGREGATE
                                                       BOND INDEX /2/

 Date       VALUE           Date       VALUE           Date       VALUE
--------------------------------------------------------------------------------
 12/29/97    9,596.93       12/29/97   10,000.00       12/29/97   10,000.00
 12/31/97    9,596.93       12/31/97   10,000.00       12/31/97   10,000.00
 01/30/98    9,654.51       01/30/98   10,110.49       01/30/98   10,128.00
 02/27/98   10,086.37       02/27/98   10,839.28       02/27/98   10,119.90
 03/31/98   10,333.01       03/31/98   11,393.91       03/31/98   10,154.31
 04/30/98   10,400.01       04/30/98   11,508.50       04/30/98   10,207.11
 05/29/98   10,256.04       05/29/98   11,310.90       05/29/98   10,304.08
 06/30/98   10,664.94       06/30/98   11,769.98       06/30/98   10,391.66
 07/31/98   10,587.66       07/31/98   11,644.99       07/31/98   10,413.48
 08/31/98    9,718.23       08/31/98    9,963.45       08/31/98   10,583.22
 09/30/98   10,180.29       09/30/98   10,601.78       09/30/98   10,830.87
 10/30/98   10,578.19       10/30/98   11,463.37       10/30/98   10,773.47
 11/30/98   10,888.74       11/30/98   12,157.86       11/30/98   10,834.87
 12/31/98   11,328.24       12/31/98   12,858.01       12/31/98   10,867.38
 01/29/99   11,659.71       01/29/99   13,395.48       01/29/99   10,944.54
 02/26/99   11,445.23       02/26/99   12,979.29       02/26/99   10,753.01
 03/31/99   11,697.73       03/31/99   13,498.43       03/31/99   10,812.15
 04/30/99   11,903.47       04/30/99   14,021.17       04/30/99   10,846.75

/1/ An unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest in the index

/2/ An umnanaged index that encompasses four major classes of fixed-income securities in the U.S. U.S Treasury and U.S. Government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.


                        % Average Annual Total Returns

                                 April 30,1999


                                                   From       Inception
                                      1-Year    Inception
                                                   Date
Class A (without sales charge).......   14.45%      17.52%     12/29/97
Class A** (with sales charge)........    9.88%      13.95%     12/29/97
--------------------------------------------------------------------------------
Class B (without CDSC)...............   13.47%      16.54%     12/29/97
Class B** (with CDSC)................    9.47%      13.68%     12/29/97
--------------------------------------------------------------------------------
Class I***...........................   14.73%      17.64%     12/29/97
--------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (with sales charge)........    8.66%      13.34%
Class B** (with CDSC)................    8.41%      13.15%
Class I***...........................    3.68%      17.34%

* Past performance is not an indication of future results. Investment Return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%.Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%,declining 1% each year for the first five years and then converting to Class A shares after the fifth year.

***Class I shares have no sales load and are for institutional shareholders only.

--------------------------------------------------------------------------------
14   The AAL Mutual Funds Report
some money market instruments, so we look at the allocations to determine the best mix. The huge rally toward the end of 1998 added value to the Fund, because our increased holdings early last fall took advantage of the stock market's rise.

[LOGO]  How has the Fund done in the past six months?

     Because of the favorable environment for large-cap stocks, the Fund has done very well. The bond market has had its ups and downs, as well as experiencing what is known as the "first-quarter effect." This phase involves bond mutual fund managers acquiring bonds with more risk early in the year and it leads to fairly unsettled conditions. Due to a slightly larger position in money market instruments, we've been able to overcome the struggle in the bond market.



/s/ Michael R. Hilt
---------------------
Michael R. Hilt
PORTFOLIO MANAGER



/s/ Frederick L. Plautz
---------------------
Frederick L. Plautz
PORTFOLIO MANAGER


                              # Fund Allocations


                           [PIE CHART APPEARS HERE]

                                        % of Net Assets
                                             4/30/99
                                             -------
[*] Fixed Income Investments..................  38%

[*] Cash & Cash Equivalents...................  13%

[*] Consumer Staples..........................  12%

[*] Financials................................  10%

[*] Technology................................   9%

[*] Health Care...............................   5%

[*] Communication Services....................   4%

[*] Capital Goods.............................   3%

[*] Consumer Cyclicals........................   3%

[ ] Energy....................................   3%
                                         ----------
                                         Total 100%

                            5 Largest Bond Holdings
                            -----------------------

                                              %of Net Assets
Security                                          4/30/99
--------                                          -------
U.S. Treasury Notes.........................         2.77%
 Coupon Rate:4.750%
 Maturity Date:11/15/2008

Government National Mortgage Association....         2.36%
 Coupon Rate:7.500%
 Maturity Date:4/15/2012

Federal National Mortgage Association.......         2.32%
 Coupon Rate:6.500%
 Maturity Date:6/1/2013

Government National Mortgage Association....         2.31%
 Coupon Rate:8.020%
 Maturity Date:5/15/2007

                        5 Largest Common Stock Holdings
                        -------------------------------

                                                  % of Net Assets
                                                       4/30/99
                                                       -------
MediaOne Group, Inc................................    1.89%

Microsoft Corporation..............................    1.71%

American International Group, Inc..................    1.64%

General Electric Company...........................    1.62%

Cox Communications, Inc. Class A...................    1.61%

--------------------------------------------------------------------------------
                                                              April 30,1999   15

                            [PICTURE APPEARS HERE]

                         The AAL High Yield Bond Fund

[LOGO] How have high yield bonds performed over the year ended April 30,1999?

The high-yield bond market, as measured by the Merrill Lynch High Yield Index, had a total return of 3.1 percent during this time period. This index is composed of 990 bonds which are rated BB,B and CCC collectively. The bonds are priced daily by Merrill's traders. The index is meant to track the overall high-yield bond market. It is not possible to invest directly in the index. The market was fairly calm through July, but took an abrupt turn for the worse in August when the Russian government devalued the ruble and defaulted on its debt. This event caught the markets by surprise and sparked a "flight to quality" trade by investors. In times of great uncertainty, investors will sell so-called "risky" assets in favor of "safe" investments. High-yield bonds are considered one of the more risky segments within the fixed-income asset class as contrasted with U.S. government bonds. As a result, high-yield bonds showed negative returns for three consecutive months before recovering in November. So far in 1999,the high-yield bond market is continuing to recover from the crisis last fall. Liquidity is improving, but still is less than desirable.

[logo] How did the Fund perform during this period and what factors affected performance?

The Fund returned negative 3.96 percent during this period. The market turmoil we witnessed during the fall led to expectations of a global economic slowdown. In a period of slowing economic growth, the less cyclical sectors of the market will usually outperform the overall market. The best performing sector over the last year was media. This sector represents 13 percent of the portfolio, and consists of companies in the cable TV, radio and television broadcasting and publishing industries. These industries are somewhat defensive because their businesses are non-cyclical and based entirely in the United States. This sector finished the year with a return of about 10.9 percent. The Fund's


                          Value of a $10,000 Investment
                  In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPGH APPEARS HERE]

THE AAL HIGH YIELD BOND FUND                 MERRILL LYNCH HIGH YIELD
                                             MASTER INDEX /1/

Date            VALUE                        Date            VALUE
--------------------------------------       -----------------------------------
 01/08/97       9,596.93                     01/08/97      10,000.00
 01/31/97       9,640.14                     01/31/97      10,108.00
 02/28/97       9,867.39                     02/28/97      10,249.82
 03/31/97       9,599.77                     03/31/97      10,135.94
 04/30/97       9,741.77                     04/30/97      10,251.29
 05/30/97      10,050.83                     05/30/97      10,457.85
 06/30/97      10,178.95                     06/30/97      10,617.12
 07/31/97      10,447.56                     07/31/97      10,871.93
 08/29/97      10,449,76                     08/29/97      10,852.91
 09/30/97      10,695.36                     09/30/97      11,032.63
 10/31/97      10,680.75                     10/31/97      11,105.89
 11/28/97      10,774.78                     11/28/97      11,211.06
 12/31/97      10,867.33                     12/31/97      11,317.45
 01/30/98      10,039.47                     01/30/98      11,485.97
 02/27/98      10,120.07                     02/27/98      11,533.41
 03/31/98      11,196.82                     03/31/98      11,632.83
 04/30/98      11,214.47                     04/30/98      11,688.08
 05/29/98      11,215.90                     05/29/98      11,769.43
 06/30/98      11,224.82                     06/30/98      11,827.69
 07/31/98      11,241.75                     07/31/98      11,895.11
 08/31/98      10,402.33                     08/31/98      11,381.83
 09/30/98      10,353.59                     09/30/98      11,404.60
 10/30/98      10,119.87                     10/30/98      11,217.33
 11/30/98      10,654.41                     11/30/98      11,728.17
 12/31/98      10,622.79                     12/31/98      11,732.04
 01/29/99      10,727.54                     01/29/99      11,848.07
 02/26/99      10,571.09                     02/26/99      11,757.67
 03/31/99      10,609.53                     03/31/99      11,859.02
 04/30/99      10,770.76                     04/30/99      12,044.50

/1/ An unmanaged index comprised of more than 900 "cash-pay" high-yield bonds representative of the high-yield market as a whole. It is not possible to invest directly in the index.

                 % Average Annual Total Returns April 30, 1999
                 ---------------------------------------------

                                                          From       Inception
                                              1-Year    Inception        Date
                                            -------------------------------------
Class A (without sales charge).............  (3.96)%       5.13%          1/8/97
Class A** (with sales charge)..............  (7.80)%       3.27%          1/8/97
---------------------------------------------------------------------------------
Class B (without CDSC).....................  (4.62)%       4.39%          1/8/97
Class B** (with CDSC)......................  (8.43)%       3.16%          1/8/97
---------------------------------------------------------------------------------
Class I***.................................  (3.85)%     (0.52)%        12/29/97
---------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (with sales charge)..............  (9.02)%       2.70%
Class B** (with CDSC)......................  (9.67)%       2.58%
Class I***.................................  (5.16)%     (1.78)%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%.Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%,declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

*** Class I shares have no sales load and are for institutional shareholders only.

--------------------------------------------------------------------------------
16  The AAL Mutual Annual Report
largest investment, Comcast, was acquired by an investment-grade company, SBC Communications, in January. The bonds traded up eight points on this news. The bonds were sold at a price of 115,which resulted in a total return of 19.6 percent over the past year. On the other hand, the basic materials sector (steel, paper and chemicals) has been most affected by weak international economies. This sector currently accounts for 13 percent of the portfolio. This sector finished the year with a return of 1.2 percent. One of the Fund's investments, Algoma Steel, has traded down 22 points over the last year, which resulted in a negative total return of 8.2 percent. As 1999 unfolds, I believe the basic material sector presents the most interesting opportunities. I expect profitability to improve for basic material companies and for their bonds to outperform the market over the next 12 months.

[LOGO] Default risk, or the risk that a bond issuer may not make interest payments on its bonds, is inherent in the high-yield bond market. What effect, if any, have defaults had on the portfolio during the year?

The major risk facing high-yield bond investing is default. When a company encounters financial problems and can no longer pay the interest due on its debt, or cannot repay debt when it is due, an event of "default" occurs. The effect on the company's bonds can be a gradual decline in price as the bad news slowly becomes public, or can be quite dramatic on unexpected disappointing news. The bonds do not become worthless if the company enters bankruptcy, but their value may decline 40 percent to 60 percent.

The portfolio did experience one default last year. Livent, a producer of Broadway musicals such as "Ragtime" and "Showboat," filed for bankruptcy in mid-November. The effect on the Fund was twofold. First, the decline in value of the bonds (about 40 percent) reduced the net asset value by about four cents per share, and secondly, the dividend rate was reduced slightly. This investment represented only 1.0 percent of the portfolio and highlights the need for diversification when investing in high-yield bonds.


/s/ David G. Carroll
--------------------
David G. Carroll
PORTFOLIO MANAGER


                                Credit Quality


                           [PIE CHART APPEARS HERE]

                                                % of Net Assets
                                                    4/30/99
                                                    -------
[*] BB..............................................    21%

[*] B...............................................    69%

[*] CCC.............................................     9%

 . Non-Rated Bonds.................................     1%
                                                   ----------
                                                   Total 100%

Average Quality: B
Average Maturity:7.70 years

                              5 Largest Holdings
                              ------------------


                                                       %of Net Assets
Security                                                  4/30/99
                                                          -------
Charter Communications Holdings, LLC...................    1.75%
 Coupon Rate:8.625%
 Maturity Date:4/1/2009

CSC Holdings, Inc......................................    1.40%
 Coupon Rate:7.875%
 Maturity Date:2/15/2018

Tenet Healthcare Corporation...........................    1.37%
 Coupon Rate:8.000%
 Maturity Date:1/15/2005

Chancellor Media Corporation...........................    1.16%
 Coupon Rate:8.000%
 Maturity Date:11/1/2008

Royster-Clark, Inc.....................................    1.14%
 Coupon Rate:10.250%
 Maturity Date:4/1/2009

--------------------------------------------------------------------------------
                                                             April 30, 1999   17

                             [PHOTO APPEARS HERE]


                          The AAL Municipal Bond Fund

[LOGO]   Over the last 12 months there has been significant volatility in the financial markets. How has the municipal market been impacted? How has the Fund performed during this period?

The global economic events have led to wide swings in both stock and bond prices. Fortunately, however, the municipal market has been a relative sea of tranquillity through most of the turmoil. The global cash flows into the U.S. markets as a safe haven were not directed to the municipal market--since the tax exemption was of no value--and near-record new supply minimized the extent to which municipal yields could fall. The divergence between the falling yields in the taxable market and stable yields in the tax-exempt market led to an extremely undervalued municipal market at year end. When Treasury rates rose in early 1999, municipal yields once again held very steady. Through all of this, our shareholders enjoyed a relatively stable net asset value and a steady stream of tax-exempt income. As for performance, the Fund did well, returning 6.8 percent for the 12-month period ending April 30, placing it among the top 10 percent of the Lipper General Municipal Debt peer group.

[LOGO]   What sectors of the municipal market have performed the best, and where do you see the greatest opportunities going forward?

Because of the stable municipal market, generally the higher the yield the better the performance. Some of the traditionally higher yielding sectors of the market, such as electric utility issues, water and sewer-backed revenue issues did very well. However, other sectors like health care and housing, which typically offer above average yield, did not fare so well. The health care field in particular is going through a significant transition from the way business has traditionally been done in the past. It's a much more competitive environment today than ever before and the cuts in Medicare and Medicaid payments at the federal level are forcing hospitals and nursing homes to operate much more efficiently. Housing-related issues

                        Value of a $10,000 Investment
                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]

THE AAL MUNICIPAL BOND FUND                  LEHMAN BROTHERS MUNICIPAL
                                             BOND INDEX /1/

Date             VALUE                       Date            VALUE
-------------------------------------        -----------------------------------
04/30/89         9,596.06                    04/30/89        10,000.00
05/31/89         9,753.69                    05/31/89        10,208.00
06/30/89         9,916.49                    06/30/89        10,346.83
07/31/89         9,966.27                    07/31/89        10,487.55
08/31/89         9,846.79                    08/31/89        10,384.77
09/29/89         9,914.73                    09/29/89        10,353.61
10/31/89         9,985.47                    10/31/89        10,479.93
11/30/89        10,056.22                    11/30/89        10,663.33
12/29/89        10,222.81                    12/29/89        10,750.77
01/31/90        10,089.38                    01/31/90        10,700.24
02/28/90        10,140.70                    02/28/90        10,795.47
03/30/90        10,235.73                    03/30/90        10,798.71
04/30/90        10,110.65                    04/30/90        10,720.96
05/31/90        10,267.00                    05/31/90        10,954.67
06/29/90        10,480.00                    06/29/90        11,051.07
07/31/90        10,564.69                    07/31/90        11,213.53
08/31/90        10,310.63                    08/31/90        11,050.93
09/28/90        10,440.36                    09/28/90        11,057.56
10/31/90        10,547.88                    10/31/90        11,257.70
11/30/90        10,719.91                    11/30/90        11,483.98
12/31/90        10,882.82                    12/31/90        11,534.51
01/31/91        10,937.45                    01/31/91        11,689.07
02/28/91        10,992.09                    02/28/91        11,790.77
03/29/91        11,142.64                    03/29/91        11,795.49
04/30/91        11,231.33                    04/30/91        11,952.37
05/31/91        11,253.51                    05/31/91        12,058.74
06/28/91        11,335.44                    06/28/91        12,046.68
07/31/91        11,436.75                    07/31/91        12,193.65
08/30/91        11,504.29                    08/30/91        12,354.61
09/30/91        11,757.28                    09/30/91        12,515.22
10/31/91        11,814.41                    10/31/91        12,627.85
11/30/91        11,768.71                    11/30/91        12,663.21
12/31/91        12,116.59                    12/31/91        12,935.47
01/31/92        12,081.81                    01/31/92        12,965.22
02/28/92        12,012.24                    02/28/92        12,969.11
03/31/92        12,123.84                    03/31/92        12,974.30
04/30/92        12,182.63                    04/30/92        13,089.77
05/29/92        12,276.71                    05/29/92        13,244.23
06/30/92        12,575.97                    06/30/92        13,466.73
07/31/92        12,993.18                    07/31/92        13,870.74
08/31/92        12,730.93                    08/31/92        13,734.80
09/30/92        12,869.17                    09/30/92        13,824.08
10/30/92        12,639.58                    10/30/92        13,688.60
11/30/92        12,869.17                    11/30/92        13,933.63
12/31/92        13,126.14                    12/31/92        14,075.75
01/29/93        13,211.85                    01/29/93        14,239.03
02/26/93        13,554.70                    02/26/93        14,754.48
03/31/93        13,580.03                    03/31/93        14,598.09
04/30/93        13,629.64                    04/30/93        14,745.53
05/28/93        13,629.64                    05/28/93        14,828.10
06/30/93        13,950.60                    06/30/93        15,075.73
07/30/93        13,912.93                    07/30/93        15,095.33
08/31/93        14,113.84                    08/31/93        15,409.31
09/30/93        14,410.91                    09/30/93        15,584.98
10/29/93        14,423.61                    10/29/93        15,614.59
11/30/93        14,207.58                    11/30/93        15,477.18
12/31/93        14,606.78                    12/31/93        15,803.75
01/31/94        14,709.82                    01/31/94        15,983.91
02/28/94        14,297.64                    02/28/94        15,569.93
03/31/94        13,837.56                    03/31/94        14,936.23
04/29/94        13,772.35                    04/29/94        15,063.19
05/31/94        13,798.43                    05/31/94        15,194.24
06/30/94        13,865.88                    06/30/94        15,101.56
07/29/94        14,050.76                    07/29/94        15,377.92
08/31/94        14,037.55                    08/31/94        15,431.74
09/30/94        13,919.03                    09/30/94        15,204,89
10/31/94        13,638.24                    10/31/94        14,934.24
11/30/94        13,317.34                    11/30/94        14,663.93
12/30/94        13,776.37                    12/30/94        14,986.54
01/31/95        14,048.63                    01/31/95        15,415.16
02/28/95        14,457.02                    02/28/95        15,863.74
03/31/95        14,706.83                    03/31/95        16,046.17
04/28/95        14,734,40                    04/28/95        16,065.43
05/31/95        15,092.76                    05/31/95        16,577.91
06/30/95        15,095.91                    06/30/95        16,433.68
07/31/95        15,182.00                    07/31/95        16,589.80
08/31/95        15,324.94                    08/31/95        16,800.50
09/29/95        15,411.06                    09/29/95        16,906.34
10/31/95        15,699.78                    10/31/95        17,151.48
11/30/95        16,059.12                    11/30/95        17,436.20
12/29/95        16,289.23                    12/29/95        17,603.58
01/31/96        16,357.65                    01/31/96        17,737.37
02/29/96        16,275.47                    02/29/96        17,616.76
03/29/96        16,030.07                    03/29/96        17,391.26
04/30/96        15,936.59                    04/30/96        17,342.57
05/31/96        15,955.57                    05/31/96        17,335.63
06/28/96        16,116.09                    06/28/96        17,524.59
07/31/96        16,271.03                    07/31/96        17,684.06
08/30/96        16,230.23                    08/30/96        17,680.52
09/30/96        16,548.37                    09/30/96        17,928.05
10/31/96        16,746.55                    10/31/96        18,130.64
11/29/96        17,139.92                    11/29/96        18,462.43
12/31/96        17,004.05                    12/31/96        18,384.89
01/31/97        16,978.96                    01/31/97        18,419.82
02/28/97        17,153.82                    02/28/97        18,589.28
03/31/97        16,850.82                    03/31/97        18,338.32
04/30/97        16,995.19                    04/30/97        18,492.37
05/30/97        17,277.77                    05/30/97        18,769.75
06/30/97        17,489.38                    06/30/97        18,970.59
07/31/97        18,136.82                    07/31/97        19,496.07
08/29/97        17,838.22                    08/29/97        19,312.81
09/30/97        18,134.09                    09/30/97        19,542.63
10/31/97        18,249.53                    10/31/97        19,667.71
11/28/97        18,376.76                    11/28/97        19,783.75
12/31/97        18,761.82                    12/31/97        20,072.59
01/30/98        18,975.09                    01/30/98        20,279.34
02/27/98        18,931.55                    02/27/98        20,285.42
03/31/98        18,905.66                    03/31/98        20,303.68
04/30/98        18,779.61                    04/30/98        20,212.31
05/29/98        19,159.69                    05/29/98        20,531.66
06/30/98        19,236.18                    06/30/98        20,611.74
07/31/98        19,241.64                    07/31/98        20,663.27
08/31/98        19,597.69                    08/31/98        20,983.55
09/30/98        19,904.56                    09/30/98        21,245.84
10/30/98        19,774.03                    10/30/98        21,245.84
11/30/98        19,849.99                    11/30/98        21,320.20
12/31/98        19,884.19                    12/31/98        21,373.50
01/29/99        20,141.22                    01/29/99        21,627.85
02/26/99        19,972.44                    02/26/99        21,532.69
03/31/99        20,016.45                    03/31/99        21,562.83
04/30/99        20,056.16                    04/30/99        21,616.74

/1/ An unmanaged broad-based index that provides a performance indicator of the overall municipal bond market. It is not possible to invest directly in the index.

                        % Average Annual Total Returns*
                                 April 30,1999

                                                                 From       Inception
                                1-Year     5-Year   10-Year   Inception       Date
                               --------------------------------------------------------
Class A (without sales
 charge).......................    6.80%     7.72%     7.65%       7.13%        7/16/87
Class A** (with sales charge)..    2.48%     6.85%     7.21%       6.76%        7/16/87
----------------------------------------------------------------------------------------
Class B (without CDSC).........    5.93%       NA        NA        6.83%         1/8/97
Class B** (with CDSC)..........    1.93%       NA        NA        5.63%         1/8/97
----------------------------------------------------------------------------------------
Class I***.....................    7.09%       NA        NA        5.42%       12/29/97
----------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (with sales charge)..    1.64%     6.79%     7.39%       6.79%
Class B** (with CDSC)..........    1.01%       NA        NA        5.74%
Class I***.....................    6.06%       NA        NA        5.53%



*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97,this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%,declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Class I shares have no sales load and are for institutional shareholders only.
--------------------------------------------------------------------------------
18 The AAL Mutual Funds Annual Report
suffered a bit as well since falling mortgage rates led to an increase in prepayments on many of the older bonds with higher mortgage rates. Yet, It's within these two sectors, health care and housing, that I see the most opportunity going forward. Because of the concerns just mentioned, for the first time in several years you're beginning to be fairly compensated for the inherent risks. Gradually, I hope to add to our exposure in both of these sectors over the next several months to capitalize on this opportunity.

[LOGO]Is the year 2000,or Y2K,computer problem an issue in the municipal market? If so, how will it impact the Fund?

Federal, state and local governments have not been on the leading edge of preparing their computer systems for the turn of the century. There always seems to be a shortage of time, money and staff allotted for updating computer systems. The problem potentially is greater in the public sector where there tends to be less accountability vs. the private sector. Having said that, however, I expect relatively few problems and no defaults despite all the media hype. The larger municipalities tend to be more sophiscated and further along on correcting the problem. My confidence lies in the fact that most municipalities rely on commercial software for their accounting systems--which is what should matter most to bondholders. Many systems already are Y2K compliant, while others are being tested throughout 1999.Also,property taxes will get paid one way or another. If there are problems at some of the smaller municipalities, they will not lead to defaults. For revenue issues, such as water, sewer, electric utilities and hospitals, there are simpler collection systems and these businesses tend to rely on commercial vendors to make the software Y2K compliant. I think the concerns on this subject are overblown as they relate to the timely payment of debt service.


/s/ Duane A. McAllister

Duane A. McAllister
PORTFOLIO MANAGER


                                Credit Quality

                           [PIE CHART APPEARS HERE]

                                                      % of Net Assets
                                                         4/30/99
                                                         -------
AAA................................................      40%
AA.................................................      20%
A..................................................      16%
BBB................................................      24%
                                                      ----------
                                                      Total 100%

Average Quality: AA
Average Maturity:19.00 years

                              5 Largest Holdings
                              ------------------

                                                            % of Net Assets
Security                                                       4/30/99
--------                                                       -------
Metropolitan Pier and Exposition Center,
Illinois Revenue Bonds......................................    2.43%
  Coupon Rate:7.000% Maturity Date:7/1/2026
Washington State Public Power Supply
System Revenue Bonds........................................    2.09%
  Coupon Rate:6.000% Maturity Date:7/1/2007
Kitsap County, Washington Conservatory
Housing Authority Revenue Bonds.............................    1.91%
  Coupon Rate:5.600% Maturity Date:12/1/2028
Foothill/Eastern Transportation California
Revenue Bonds...............................................    1.82%
  Coupon Rate:5.000% Maturity Date:1/1/2035
New York State Thruway Authority
Revenue Bonds...............................................    1.82%
  Coupon Rate:5.600% Maturity Date:4/1/2005

                         # 5 Largest Fund Allocations
                         ----------------------------

                                                            % of Net Assets
State                                                            4/30/99
-----                                                            -------
Illinois...................................................     14.8%
California.................................................     14.5%
New York...................................................     10.2%
Texas......................................................      9.3%
Washington.................................................      7.7%

--------------------------------------------------------------------------------
                                                     April 30, 1999           19

                             [PHOTO APPEARS HERE]

                               The AAL Bond Fund

[LOGO] There has been considerable volatility in the financial markets. How has this affected the Fund?


It has been a very volatile 12 months in terms of corporate bonds and their yields relative to U.S. Treasury bonds. With a slight increase in short-term interest rates, a stronger than expected U.S. economy and low inflation, the bond market has been a difficult environment late in 1998 and early in 1999. The difficulties began with the Russian debt default, spread to the Southeast Asia crisis and later were added to somewhat by the developments in Brazil.

[LOGO]  Given this environment, how have you positioned the Fund?

Going forward, we will continue to carry a weighting equal to the market in terms of mortgage-backed and asset-backed securities as well as corporate bonds. We will probably remain slightly underweighted in government bonds in order to increase the Fund's yield. Over a longer period of time, these sectors have outperformed government bonds and therefore offer potentially greater yield.

                          Value of a $10,000 Investment
                  In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPGH APPEARS HERE]

THE AAL BOND FUND                            LEHMAN BROTHERS AGGREGATE
                                             BOND INDEX /1/

Date              VALUE                      Date              VALUE
------------------------------------         -----------------------------------
 30-Apr-89        9,598.77                   30-Apr-89       10,000.00
 31-May-89        9,840.75                   31-May-89       10,263.00
 30-Jun-89       10,077.67                   30-Jun-89       10,575.00
 31-Jul-89       10,243.69                   31-Jul-89       10,800.24
 31-Aug-89       10,125.94                   31-Aug-89       10,640.40
 29-Sep-89       10,182.93                   29-Sep-89       10,694.67
 31-Oct-89       10,395.56                   31-Oct-89       10,957.75
 30-Nov-89       10,476.27                   30-Nov-89       11,061.85
 31-Dec-89       10,521.65                   31-Dec-89       11,091.72
 31-Jan-90       10,412.67                   31-Jan-90       10,959.73
 28-Feb-90       10,459.78                   28-Feb-90       10,994.80
 30-Mar-90       10,464.53                   30-Mar-90       11,002.50
 30-Apr-90       10,351.08                   30-Apr-90       10,901.27
 31-May-90       10,638.29                   31-May-90       11,223.95
 29-Jun-90       10,787.58                   29-Jun-90       11,404.66
 31-Jul-90       10,944.07                   31-Jul-90       11,562.04
 31-Aug-90       10,824.42                   31-Aug-90       11,407.11
 28-Sep-90       10,904.83                   28-Sep-90       11,501.79
 31-Oct-90       11,042.99                   31-Oct-90       11,647.86
 30-Nov-90       11,257.79                   30-Nov-90       11,898.29
 31-Dec-90       11,415.30                   31-Dec-90       12,083.90
 31-Jan-91       11,549.65                   31-Jan-91       12,233.74
 28-Feb-91       11,635.72                   28-Feb-91       12,337.73
 29-Mar-91       11,704.42                   29-Mar-91       12,422.86
 30-Apr-91       11,835.28                   30-Apr-91       12,557.03
 31-May-91       11,911.53                   31-May-91       12,629.86
 28-Jun-91       11,896.57                   28-Jun-91       12,623.54
 31-Jul-91       12,040.32                   31-Jul-91       12,799.01
 30-Aug-91       12,288.02                   30-Aug-91       13,075.47
 30-Sep-91       12,539.86                   30-Sep-91       13,340.90
 31-Oct-91       12,715.57                   31-Oct-91       13,488.98
 30-Nov-91       12,813.01                   30-Nov-91       13,613.08
 31-Dec-91       13,211.39                   31-Dec-91       14,017.39
 31-Jan-92       12,980.48                   31-Jan-92       13,826.79
 28-Feb-92       13,051.86                   28-Feb-92       13,916.63
 31-Mar-92       12,987.58                   31-Mar-92       13,838.70
 30-Apr-92       13,074.30                   30-Apr-92       13,938.33
 29-May-92       13,301.78                   29-May-92       14,201.77
 30-Jun-92       13,538.10                   30-Jun-92       14,397.75
 31-Jul-92       13,850.48                   31-Jul-92       14,691.47
 31-Aug-92       13,978.49                   31-Aug-92       14,839.85
 30-Sep-92       14,172.67                   30-Sep-92       15,016.45
 30-Oct-92       13,948.93                   30-Oct-92       14,816.73
 30-Nov-92       13,876.71                   30-Nov-92       14,819.69
 31-Dec-92       14,096.70                   31-Dec-92       15,055.32
 29-Jan-93       14,370.67                   29-Jan-93       15,344.39
 28-Feb-93       14,622.80                   28-Feb-93       15,612.91
 31-Mar-93       14,688.38                   31-Mar-93       15,678.49
 30-Apr-93       14,801.97                   30-Apr-93       15,788.24
 28-May-93       14,770.61                   28-May-93       15,808.76
 30-Jun-93       15,046.21                   30-Jun-93       16,094.90
 30-Jul-93       15,092.03                   30-Jul-93       16,186.64
 31-Aug-93       15,379.78                   31-Aug-93       16,469.91
 30-Sep-93       15,421.55                   30-Sep-93       16,514.38
 29-Oct-93       15,472.24                   29-Oct-93       16,575.48
 30-Nov-93       15,257.65                   30-Nov-93       16,434.59
 31-Dec-93       15,337.06                   31-Dec-93       16,523.33
 31-Jan-94       15,540.06                   31-Jan-94       16,746.40
 28-Feb-94       15,191.78                   28-Feb-94       16,455.01
 31-Mar-94       14,813.07                   31-Mar-94       16,048.57
 29-Apr-94       14,654.79                   29-Apr-94       15,920.18
 31-May-94       14,633.98                   31-May-94       15,918.59
 30-Jun-94       14,611.51                   30-Jun-94       15,883.57
 29-Jul-94       14,832.03                   29-Jul-94       16,199.65
 31-Aug-94       14,863.29                   31-Aug-94       16,219.09
 30-Sep-94       14,658.82                   30-Sep-94       15,980.67
 31-Oct-94       14,623.83                   31-Oct-94       15,966.29
 30-Nov-94       14,544.90                   30-Nov-94       15,931.16
 30-Dec-94       14,609.27                   30-Dec-94       16,041.09
 31-Jan-95       14,849.20                   31-Jan-95       16,358.70
 28-Feb-95       15,149.49                   28-Feb-95       16,748.04
 31-Mar-95       15,262.37                   31-Mar-95       16,580.20
 28-Apr-95       15,450.58                   28-Apr-95       17,086.11
 31-May-95       15,939.08                   31-May-95       17,747.34
 30-Jun-95       16,035.77                   30-Jun-95       17,876.89
 31-Jul-95       15,968.33                   31-Jul-95       17,837.57
 31-Aug-95       16,143.37                   31-Aug-95       18,053.40
 29-Sep-95       16,286.10                   29-Sep-95       18,228.52
 31-Oct-95       16,484.99                   31-Oct-95       18,465.49
 30-Nov-95       16,731.14                   30-Nov-95       18,742.47
 29-Dec-95       16,955.67                   29-Dec-95       19,044.87
 31-Jan-96       17,041.74                   31-Jan-96       19,130.30
 29-Feb-96       16,667.19                   29-Feb-96       18,797.43
 29-Mar-96       16,522.63                   29-Mar-96       18,665.85
 30-Apr-96       16,405.22                   30-Apr-96       18,561.32
 31-May-96       16,350.92                   31-May-96       18,524.20
 28-Jun-96       16,532.20                   28-Jun-96       18,772.42
 31-Jul-96       16,589.74                   31-Jul-96       18,823.11
 30-Aug-96       16,570.53                   30-Aug-96       18,791.11
 30-Sep-96       16,833.55                   30-Sep-96       19,118.07
 31-Oct-96       17,200.18                   31-Oct-96       19,542.49
 29-Nov-96       17,496.06                   29-Nov-96       19,876.67
 31-Dec-96       17,338.52                   31-Dec-96       19,691.82
 31-Jan-97       17,408.46                   31-Jan-97       19,752.86
 28-Feb-97       17,442.17                   28-Feb-97       19,802.24
 31-Mar-97       17,279.98                   31-Mar-97       19,582.44
 30-Apr-97       17,459.94                   30-Apr-97       19,876.18
 30-May-97       17,600.91                   30-May-97       20,065.00
 30-Jun-97       17,821.06                   30-Jun-97       20,303.77
 31-Jul-97       18,278.14                   31-Jul-97       20,851.98
 29-Aug-97       18,142.53                   29-Aug-97       20,674.73
 30-Sep-97       18,402.56                   30-Sep-97       20,980.72
 31-Oct-97       18,661.25                   31-Oct-97       21,284.94
 28-Nov-97       18,706.15                   28-Nov-97       21,382.85
 31-Dec-97       18,895.53                   31-Dec-97       21,598.82
 30-Jan-98       19,113.70                   30-Jan-98       21,875.28
 27-Feb-98       19,046.60                   27-Feb-98       21,857.78
 31-Mar-98       19,115.41                   31-Mar-98       21,932.10
 30-Apr-98       19,181.38                   30-Apr-98       22,046.15
 29-May-98       19,357.02                   29-May-98       22,255.58
 30-Jun-98       19,507.21                   30-Jun-98       22,444.76
 31-Jul-98       19,516.41                   31-Jul-98       22,491.89
 31-Aug-98       19,855.43                   31-Aug-98       22,858.51
 30-Sep-98       20,292.07                   30-Sep-98       23,393.40
 30-Oct-98       20,121.98                   30-Oct-98       23,269.41
 30-Nov-98       20,029.66                   30-Nov-98       23.402.05
 31-Dec-98       20,148.06                   31-Dec-98       23,472.25
 29-Jan-99       20,248.61                   29-Jan-99       23,638.91
 26-Feb-99       19,874.94                   26-Feb-99       23,225.23
 31-Mar-99       20,011.86                   31-Mar-99       23,352.69
 30-Apr-99       20,065.28                   30-Apr-99       23,427.69


/1/ An unmanaged index that encompasses four major classes of fixed-income securities in the U.S.:U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities. It is not possible to invest directly in the index.


                          Average Annual Total Returns
                          ----------------------------

                                   April 30,1999
                                                                  From        Inception
                                 1-Year     5-Year   10-Year    Inception       Date
                                 --------------------------------------------------------
Class A (without sales charge)...   4.61%     6.49%     7.65%        7.22%        7/16/87
Class A** (with sales charge)....   0.39%     5.63%     7.21%        6.85%        7/16/87
-----------------------------------------------------------------------------------------
Class B (without CDSC)...........   3.60%      NA        NA          5.74%         1/8/97
Class B** (with CDSC)............ (0.40)%      NA        NA          4.53%         1/8/97
-----------------------------------------------------------------------------------------
Class I***.......................   5.02%      NA        NA          5.03%       12/29/97
-----------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (with sales charge)....   0.47%     5.34%     7.38%        6.88%
Class B** (with CDSC)............ (0.23)%      NA        NA          4.66%
Class I***.......................   5.10%      NA        NA          5.12%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class A performance reflects the maximum sales charge of 4%.Prior to 1/1/97,this was 4.75%.Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%,declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Class I shares have no sales load and are for institutional shareholders only.

--------------------------------------------------------------------------------
20   The AAL Mutual Funds Annual Report

[LOGO] With an uncertain international outlook, particularly in Japan, what does this mean for the Fund and the bond market in general?

The international outlook, in my mind, does focus on Japan. If the Japanese economy gets on solid footing and has gross domestic product (GDP) growth, there would be interest rate increases. As the world's second-largest economy, many countries--particularly the smaller concerns in Asia--are looking to Japan to help spur a global comeback. This improvement in global economic growth would benefit risky assets and corporate bonds would benefit more than would government bonds.

/s/ Michael R. Hilt

Michael R. Hilt
PORTFOLIO MANAGER

                                Credit Quality
                                --------------

                           [PIE CHART APPEARS HERE]

                                              % of Net Assets
                                                  4/30/99
                                                  -------
[*] AAA................................................ 49%

[*] AA.................................................  5%

[*] A.................................................. 12%

[*] BBB................................................ 34%
                                             -----------------
                                               Total 100%

Average Quality:
A+ Average Maturity:6.75 years

                              5 Largest Holdings
                              ------------------

                                               %of Net Assets
Security                                          4/30/99
--------                                          -------
Pemex Finance Ltd................................  4.68%
  Coupon Rate:8.020%
  Maturity Date:5/15/2007

Federal National Mortgage Association............  4.57%
  Coupon Rate:5.500%
  Maturity Date:1/4/2014

Joseph E. Seagram & Sons, Inc....................  4.36%
  Coupon Rate:6.250%
  Maturity Date:12/15/2001

Countrywide Home Loan Series 1997-6-A-3..........  3.72%
  Coupon Rate:6.750%
  Maturity Date:11/25/2027

TCI Communications, Inc..........................  3.64%
  Coupon Rate:8.650%
  Maturity Date:9/15/2004

--------------------------------------------------------------------------------
                                                     April 30, 1999           21

                             [PHOTO APPEARS HERE]

                           The AAL Money Market Fund

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corp. (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[LOGO] Recently you talked about using a barbell strategy. What is this methodand are you still employing it?

We had adopted what's known as a barbell strategy during the fourth quarter of 1998,but we've currently moved into a strategy where portions of the Fund mature each day. In the barbell scenario, longer-term commercial paper--which can have a maturity date of up to 397 days--and short-term obligations are held in equal weightings. The strategy is maximized by hopefully getting higher longer-term yields while still having liquidity through the short-term holdings. In the Fund's current strategy, we're hoping to add value for the shareholder.

[LOGO] How does the weighted average maturity affect the Fund?

The weighted average maturity, or WAM, is the average number of days it takes a holding in a money market mutual fund to reach maturity. Currently, The AAL Money Market Fund's WAM is targeted at the figure used by many money market funds,


                        %  Average Annual Total Returns*
                        --------------------------------

                                 April 30,1999

                                                                                         From           Inception
                                            1-Year         5-Year        10-Year       Inception          Date
                                            -----------------------------------------------------------------------
Class A (without sales charge).............   4.68%         4.77%          4.80%          5.12%            3/10/88
-------------------------------------------------------------------------------------------------------------------
Class B (without CDSC).....................   3.67%           NA             NA           4.02%             1/8/97
Class B** (with CDSC)...................... (0.33)%           NA             NA           2.78%             1/8/97
-------------------------------------------------------------------------------------------------------------------
Class I***.................................   4.99%           NA             NA           5.03%           12/29/97
-------------------------------------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/99
Class A** (without sales charge)...........   4.74%         4.73%          4.84%          5.12%
Class B** (with CDSC)...................... (0.31)%           NA             NA           2.76%
Class I***.................................   5.02%           NA             NA           5.07%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class B performance reflects the maximum contingent deferred sales charge
(CDSC) of 5%,declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Class I shares have no sales load and are for institutional shareholders only.

--------------------------------------------------------------------------------
22   The AAL Mutual Funds Report
currently 58 days. We continue to offer a competitive yield for shareholders while adding value through strategies to increase yield and trying to maintain the $1 per share stability.

[LOGO]  What is the greatest challenge in managing this Fund?

The greatest challenge in managing the Fund is keeping it fully invested. As stated in the prospectus, the Fund's investment policies call for at least 95 percent of the Fund's assets to be invested in primerated commercial paper. Because there are only about 40 issuers of prime-rated commercial paper, It gets a bit tough to find issues in which to invest as cash inflows to the Fund continue.

/s/ Michael R. Hilt

Michael R. Hilt
PORTFOLIO MANAGER

                              5 Largest Holdings
                              ------------------

                                                   %of Net Assets
Security                                               4/30/99
--------                                               -------
Sears Roebuck Acceptance Corporation..................  4.95%
  Coupon Rate:4.780% - 4.880%
  Maturity Date:5/4 - 8/18/99

Norwest Financial, Inc................................  4.91%
  Coupon Rate:4.750% - 4.820%
  Maturity Date:5/10 - 8/17/99

Household Finance Corporation.........................  4.90%
  Coupon Rate:4.760% - 4.880%
  Maturity Date:5/7 - 8/25/99

American Express Credit Corporation...................  4.85%
  Coupon Rate:4.700% - 4.810%
  Maturity Date:5/4 - 8/31/99

General Electric Capital Corporation..................  4.85%
  Coupon Rate:4.790% - 4.880%
  Maturity Date:5/5 - 8/30/99

Average Quality: First Tier
Average Maturity: 58 Days


                      $ Short-Term Investment Comparison
                     ----------------------------------
                            [BAR GRAPH APPEARS HERE]


   The AAL Money Market Fund                              Salomon Brothers
         30-Day Yield                                     Short-Term Index*
       (Class A shares)

            4.12%                                              4.80%

*Salomon Brothers Short-Term Index is an unmanaged index composed of 1-month U.S. Treasury Bills

--------------------------------------------------------------------------------
                                                       April 30, 1999         23

The AAL Small Cap Stock Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999


Investment Objective
--------------------
The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of small companies.

Shares                      Common Stocks (96.6%)                                                Market Value
================================================================================================================
Basic Materials (1.6%)
----------------------
           22,000           Cambrex Corporation............................................       $   563,750
           67,900           Gibraltar Steel Corporation* ..................................         1,591,406
                                                             ---------------------------------------------------
                                                             Total Basic Materials                  2,155,156
                                                             ---------------------------------------------------

Capital Goods (13.3%)
---------------------
           58,200           Applied Power, Inc. ...........................................         1,836,938
           71,300           Artesyn Technologies, Inc.* ...................................         1,283,400
          119,400           BE Aerospace, Inc.* ...........................................         2,037,263
           27,200           Oak Industries, Inc.* .........................................         1,135,600
           46,000           Pinnacle Holdings, Inc.* ......................................           943,000
           85,900           SLI, Inc.* ....................................................         2,356,881
            9,700           Sanmina Corporation* ..........................................           643,837
           34,540           SpeedFam-IPEC, Inc.* ..........................................           397,210
           45,600           Superior Services, Inc.* ......................................           837,900
          109,350           Tetra Tech, Inc.* .............................................         2,644,903
           77,400           Tower Automotive, Inc.* .......................................         1,780,200
            6,900           Valassis Communications, Inc.* ................................           386,400
           50,800           World Color Press, Inc.* ......................................         1,298,575
                                                             ---------------------------------------------------
                                                             Total Capital Goods                   17,582,107
                                                             ---------------------------------------------------

Consumer Cyclicals (22.0%)
--------------------------
           70,900           ABR Information Services, Inc.* ...............................         1,240,750
          112,400           Acxiom Corporation* ...........................................         2,838,100
           56,000           Applebee's International, Inc. ................................         1,445,500
           99,100           DM Management Company* ........................................         2,353,625
           20,700           DeVry, Inc.* ..................................................           545,963
           17,000           Dollar Tree Stores, Inc.* .....................................           620,500
           58,700           Dura Automotive Systems, Inc.* ................................         1,680,288
            9,200           Ethan Allen Interiors, Inc. ...................................           466,325
           15,800           Forrester Research, Inc.* .....................................           537,200
           63,200           Furniture Brands International, Inc.* .........................         1,583,950
           54,700           Getty Images, Inc.* ...........................................         1,422,200
           77,200           ITI Technologies, Inc.* .......................................         2,055,450
           71,800           Lamar Advertising Company* ....................................         2,414,275
           69,500           NOVA Corporation* .............................................         1,807,000
           98,200           Pier 1 Imports, Inc. ..........................................           724,225
           49,300           Restoration Hardware, Inc.* ...................................           770,312
           28,000           Ross Stores, Inc. .............................................         1,286,250

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
24    The AAL Mutual Funds Annual Report

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares                      Common Stocks (96.6%)                                                  Market Value
=================================================================================================================
Consumer Cyclicals (22.0%) - continued
--------------------------------------
           91,400           Sonic Automotive, Inc.* .......................................        $ 1,353,862
           46,900           The Wet Seal, Inc.* ...........................................          1,911,175
           45,300           Watsco, Inc. ..................................................            889,013
           30,100           Williams-Sonoma, Inc.* ........................................            872,900
            9,200           Zale Corporation* .............................................            347,875
                                                             ----------------------------------------------------
                                                             Total Consumer Cylicals                29,166,738
                                                             ----------------------------------------------------

Consumer Staples (7.8%)
-----------------------
           37,700           American Tower Corporation.....................................            798,769
           73,600           Callaway Golf Company..........................................          1,108,600
           45,900           Daisytek International Corporation* ...........................            768,825
           60,600           Emmis Communications Corporation* .............................          2,727,000
           38,400           Koala Corporation* ............................................            960,000
            9,200           Linens 'n Things, Inc.* .......................................            420,900
           28,900           Steiner Leisure, Ltd.* ........................................            917,575
           22,500           TCA Cable TV, Inc. ............................................          1,120,781
           62,000           United Natural Foods, Inc.* ...................................          1,557,750
                                                             ----------------------------------------------------
                                                             Total Consumer Staples                 10,380,200
                                                             ----------------------------------------------------

Energy (3.4%)
-------------
          124,500           Petroleum Geo-Services ASA ADR* ...............................          2,085,375
           75,900           Precision Drilling Corporation* ...............................          1,309,275
           58,900           Veritas DGC, Inc.* ............................................          1,192,725
                                                             ----------------------------------------------------
                                                             Total Energy                            4,587,375
                                                             ----------------------------------------------------
Financials (15.4%)
------------------
          204,300           AMRESCO, Inc.* ................................................          1,327,950
           80,200           ARM Financial Group, Inc. .....................................          1,112,775
           66,500           CMAC Investment Corporation....................................          3,050,688
           11,000           Centura Banks, Inc. ...........................................            655,187
           23,000           Commercial Federal Corporation.................................            557,750
           67,000           Community First Bankshares, Inc. ..............................          1,369,313
           11,500           Cullen/Frost Bankers, Inc.* ...................................            620,281
           17,000           E.W. Blanch Holdings, Inc. ....................................          1,000,875
           33,700           F & M Bancorporation, Inc. ....................................          1,331,150
           33,500           FirstMerit Corporation.........................................            931,719
           74,900           HCC Insurance Holdings, Inc. ..................................          1,582,262
           16,100           Hudson United Bancorp..........................................            569,538
           46,200           INSpire Insurance Solutions, Inc.* ............................          1,004,850
            9,200           Legg Mason, Inc.* .............................................            320,850
           21,400           Protective Life Corporation....................................            838,612
            4,600           SEI Investments Company* ......................................            437,000
           15,400           U.S. Trust Corporation ........................................          1,407,175
           60,600           Waddell & Reed Financial, Inc. Class A.........................          1,367,287
           27,600           Western Bancorp* ..............................................            991,875
                                                             ----------------------------------------------------
                                                             Total Financials                       20,477,137
                                                             ----------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    25

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares                      Common Stocks (96.6%)                                                 Market Value
================================================================================================================
Health Care (10.4%)
-------------------
           85,700           AmeriSource Health Corporation* ...............................       $ 2,372,819
           12,400           Biomatrix, Inc.* ..............................................           408,425
           11,500           Express Scripts, Inc.* ........................................           846,688
           23,500           IDEXX Laboratories, Inc.* .....................................           531,687
           22,300           Inhale Therapeutic Systems, Inc.* .............................           641,125
           28,000           Medical Manager Corporation* ..................................           798,000
           78,200           NCS Healthcare, Inc.* .........................................         1,016,600
           27,600           Omnicare, Inc. ................................................           664,125
           41,700           Orthodontic Centers of America , Inc.* ........................           516,038
           29,400           Patterson Dental Company* .....................................         1,060,237
           40,300           Pharmaceutical Product Development, Inc.* .....................         1,173,737
           37,500           Renal Care Group, Inc.* .......................................           782,813
           24,400           Sunrise Assisted Living, Inc.* ................................           976,000
            9,200           Superior Consultant Holdings Corporation* .....................           248,400
            9,200           Universal Health Services, Inc.* ..............................           476,675
            6,900           VISX, Inc.* ...................................................           888,375
           16,200           Vertex Pharmaceuticals, Inc.* .................................           342,225
                                                             ---------------------------------------------------
                                                             Total Health Care                     13,743,969
                                                             ---------------------------------------------------

Technology (15.7%)
------------------
           40,300           American Management Systems, Inc.* ............................         1,385,313
          149,100           Amkor Technology, Inc.* .......................................         1,453,725
          120,800           Apex PC Solutions, Inc.* ......................................         2,008,300
           69,600           BEA Systems, Inc.* ............................................         1,052,700
           37,000           Burr-Brown Corporation* .......................................           980,500
           51,300           Caere Corporation* ............................................           525,825
           30,600           Check Point Software Technologies, Ltd.* ......................         1,078,650
           13,800           CIBER, Inc.* ..................................................           260,475
           18,400           CommScope, Inc.* ..............................................           448,500
          106,200           Corsair Communications, Inc.* .................................           477,900
            7,100           Dallas Semiconductor Corporation...............................           301,750
          107,200           International Telecommunication Data Systems, Inc.* ...........         1,212,700
            9,200           Lattice Semiconductor Corporation* ............................           376,050
           13,800           Legato Systems, Inc.* .........................................           558,037
            7,400           Macromedia, Inc.* .............................................           306,638
            9,200           Mercury Interactive Corporation* ..............................           259,325
           34,500           National Data Corporation......................................         1,591,312
           12,300           Novellus Systems, Inc.* .......................................           581,175
           10,300           PMC-Sierra, Inc.* .............................................           987,513
          110,500           QuadraMed Corporation* ........................................         1,070,469
           13,800           SportsLine USA, Inc.* .........................................           552,000
           23,000           Synopsys, Inc.* ...............................................         1,083,875
          107,500           TETRA Technologies, Inc.* .....................................         1,007,812
           24,900           The BISYS Group, Inc.* ........................................         1,263,675
                                                             ---------------------------------------------------
                                                             Total Technology                      20,824,219
                                                             ---------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
26   The AAL Mutual Funds Annual Report

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares                      Common Stocks (96.6%)                                                 Market Value
----------------------------------------------------------------------------------------------------------------
Transportation (4.4%)
---------------------
           31,400           Atlantic Coast Airlines Holdings, Inc.* .......................       $    969,475
           44,500           Atlas Air, Inc.* ..............................................          1,290,500
           56,100           Coach USA, Inc.* ..............................................          1,332,375
           31,600           M.S. Carriers, Inc.* ..........................................          1,007,250
           11,500           SkyWest, Inc. .................................................            299,000
           18,600           Swift Transportation Company, Inc.* ...........................            341,775
           51,800           U.S. Xpress Enterprises, Inc.* ................................            589,225
                                                             ---------------------------------------------------
                                                             Total Transportation                    5,829,600
                                                             ---------------------------------------------------

Utilities (2.6%)
----------------
           19,400           Connecticut Energy Corporation.................................            725,075
           63,600           MDU Resources Group, Inc. .....................................          1,355,475
            9,200           New Jersey Resources Corporation...............................            339,250
           11,500           Piedmont Natural Gas Company, Inc. ............................            366,563
           13,800           United Water Resources, Inc. ..................................            287,212
           13,800           WICOR, Inc. ...................................................            326,025
                                                             ---------------------------------------------------
                                                             Total Utilities                         3,399,600
                                                             ---------------------------------------------------

                                                             ---------------------------------------------------
                                                             Total Common Stocks
                                                             (cost basis $123,303,911)             128,146,101
                                                             ---------------------------------------------------

Principal Amount            Short-Term Investments (3.3%)                 Interest Rate/1/    Maturity Date
===========================================================================================================
$       4,371,000           Merrill Lynch & Company, Inc. ............         4.590%            5/3/99          4,369,798
                                                             ---------------------------------------------------------------
                                                             Total Short-Term Investments
                                                             (amortized cost basis $4,369,798)                   4,369,798
                                                             ---------------------------------------------------------------

                                                             ---------------------------------------------------------------
                                                             TOTAL INVESTMENTS (99.9%)
                                                             (amortized cost basis $127,673,709)               132,515,899
                                                             ---------------------------------------------------------------

                                                             ---------------------------------------------------------------
                                                             Other Assets, Less Liabilities (0.1%)                  72,831
                                                             ---------------------------------------------------------------

                                                             ---------------------------------------------------------------
                                                             Net Assets (100%)                                $132,588,730
                                                             ---------------------------------------------------------------

*    Non-income producing security
/1/  The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    27

The AAL Mid Cap Stock Fund      SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999


Investment Objective
--------------------
The Fund seeks long-term capital growth by investing in a diversified portfolio of common stocks, and securities convertible into common stocks, of mid-sized companies.


Shares                Common Stocks (95.7%)                                                  Market Value
===========================================================================================================
Basic Materials (4.4%)
----------------------
      87,700          Minerals Technologies, Inc............................................   $4,735,800
     137,600          Rayonier, Inc.........................................................    6,278,000
     312,000          RPM, Inc..............................................................    4,387,500
     181,900          Southdown, Inc........................................................   11,652,969
                                                              ---------------------------------------------
                                                              Total Basic Materials
                                                              =============================================
Capital Goods (5.0%)
--------------------
      82,200           Applied Power, Inc....................................................   2,594,438
     279,400           Artesyn Technologies, Inc.*...........................................   5,029,200
     113,600           Gulfstream Aerospace Corporation*.....................................   5,538,000
     205,400           SLI, Inc.*............................................................   5,635,662
      85,000           SPX Corporation*......................................................   5,551,562
     258,500           Tower Automotive, Inc.*...............................................   5,945,500
                                                              ---------------------------------------------
                                                              Total Capital Goods              30,294,362
                                                              =============================================

Communication Services (1.2%)
-----------------------------
     184,700           Century Telephone Enterprises, Inc....................................   7,434,175
                                                              ------------------------------------------
                                                              Total Communication Services      7,434,175
                                                              ==========================================
Consumer Cyclicals (18.5%)
--------------------------
      355,900          ABR Information Services, Inc.*.......................................   6,228,250
      268,400          Acxiom Corporation*...................................................   6,777,100
      127,000          Best Buy Company, Inc.*...............................................   6,064,250
      338,400          Cincinnati Bell, Inc..................................................   7,656,300
      245,100          Furniture Brands International, Inc.*.................................   6,142,819
      181,900          Hannaford Bros. Company...............................................   7,935,387
      104,700          Harley-Davidson, Inc..................................................   6,242,738
       99,600          Intimate Brands, Inc..................................................   4,980,000
      278,550          Office Depot, Inc.*...................................................   6,128,100
      330,325          Outdoor Systems, Inc.*................................................   8,320,061
      216,200          Premier Parks, Inc.*..................................................   7,472,413
      554,400          Republic Services, Inc.*..............................................  11,399,850
      316,800          Saks, Inc.*...........................................................   8,969,400
       70,000          The Reader's Digest Association, Inc..................................   2,489,375
      130,800          Tommy Hilfiger Corporation*...........................................   9,139,650
      175,500          USA Networks, Inc.*...................................................   6,559,312
                                                                -------------------------------------------
                                                                Total Consumer Cyclicals      112,505,005
                                                                ===========================================

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
28  The AAL Mutual Funds Annual Report

The AAL Mid Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares                   Common Stocks (95.7%)                                        Market Value
===================================================================================================
Consumer Staples (3.7%)
-----------------------
      236,700            Keebler Foods Company*...................................    $ 7,603,987
      120,050            Outback Steakhouse, Inc.*................................      4,299,291
       78,600            TCA Cable TV, Inc........................................      3,915,263
      310,000            Tyson Foods, Inc.........................................      6,413,125
                                                            ---------------------------------------
                                                            Total Consumer Staples     22,231,666
Energy (5.8%)                                               =======================================
-------------
       97,700            Burlington Resources, Inc................................      4,500,306
      117,000            Columbia Energy Group....................................      5,623,312
      250,000            Nabors Industries, Inc.*.................................      5,140,625
      310,100            Noble Drilling Corporation*..............................      6,085,713
      208,200            Petroleum Geo-Services ASA ADR*..........................      3,487,350
      238,300            Tosco Corporation........................................      6,374,525
      143,100            Transocean Offshore, Inc.................................      4,248,281
                                                            ---------------------------------------
                                                            Total Energy               35,460,112
                                                            =======================================

Financials (16.0%)
---------------------
       99,800            AFLAC, Inc...............................................      5,414,150
      130,700            CCB Financial Corporation................................      7,547,925
      125,800            Charter One Financial, Inc...............................      3,931,250
      262,950            Concord EFS, Inc.*.......................................      8,775,956
       15,000            Dime Bancorp, Inc........................................        345,937
       50,400            E*TRADE Group, Inc.*.....................................      5,821,200
      225,900            First Industrial Realty Trust, Inc.......................      6,071,063
      202,700            Golden State Bancorp, Inc.*..............................      4,978,819
      249,000            HCC Insurance Holdings, Inc..............................      5,260,125
      136,800            MGIC Investment Corporation..............................      6,643,350
       14,300            M&T Bank Corporation.....................................      7,993,700
       79,600            Marshall & Ilsley Corporation............................      5,572,000
      164,800            North Fork Bancorporation, Inc...........................      3,708,000
      133,800            Old Kent Financial Corporation...........................      6,322,050
      379,800            Peoples Heritage Financial Group, Inc....................      7,358,625
      170,500            Protective Life Corporation..............................      6,681,469
       76,500            ReliaStar Financial Corporation..........................      2,811,375
       45,200            The FINOVA Group, Inc....................................      2,183,725
                                                            ---------------------------------------
                                                            Total Financials           97,420,719
                                                            =======================================

Health Care (9.1%)
------------------
      190,000            AmeriSource Health Corporation*..........................      5,260,625
      159,800            BioChem Pharma, Inc.*....................................      3,315,850
       43,900            Biogen, Inc.*............................................      4,173,244
      107,200            Centocor, Inc.*..........................................      4,757,000
      136,400            Forest Laboratories, Inc.*...............................      6,069,800
      183,200            Genzyme Corporation*.....................................      6,915,800
      278,300            Health Management Associates, Inc., Class A*.............      4,348,438
       70,000            MedImmune, Inc.*.........................................      3,858,750

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report  29

The AAL Mid Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares                Common Stocks (95.7%)                                                          Market Value
--------------------------------------------------------------------------------------------------------------------
Health Care (9.1%) - continued
------------------------------
    330,300           Mylan Laboratories, Inc.................................................... $   7,493,681
    133,800           Omnicare, Inc..............................................................     3,219,562
    147,300           Sunrise Assisted Living, Inc.*.............................................        92,000
                                                            ------------------------------------------------------
                                                                 Total Health Care                   55,304,750
                                                            ------------------------------------------------------
Technology (20.8%)
------------------
      170,100         ADC Telecommunications, Inc.*..............................................     8,132,906
      242,700         Analog Devices, Inc.*......................................................     8,524,838
      225,800         BEA Systems, Inc.*.........................................................     3,415,225
      112,300         Comdisco, Inc..............................................................     2,954,894
      125,600         Electronic Arts, Inc.*.....................................................     6,382,050
      160,000         FORE Systems, Inc.*........................................................     5,400,000
      200,200         Fiserv, Inc.*..............................................................    11,724,213
      169,100         LSI Logic Corporation*.....................................................     5,749,400
      186,800         Legato Systems, Inc.*......................................................     7,553,725
       53,400         Lexmark International Group, Inc.*.........................................     6,594,900
       56,400         Linear Technology Corporation..............................................     3,207,750
       25,000         Lycos, Inc.*...............................................................     2,492,187
       76,500         PMC-Sierra, Inc.*..........................................................     7,334,438
      145,500         Pixar*.....................................................................     6,038,250
       30,000         QUALCOMM, Inc.*............................................................     6,000,000
      164,900         Rational Software Corporation*.............................................     4,885,162
       70,400         Sterling Commerce, Inc.*...................................................     2,204,400
      159,500         Synopsys, Inc.*............................................................     7,516,437
      125,000         Tandy Corporation..........................................................     9,054,687
       89,900         Teradyne, Inc.*............................................................     4,242,156
      151,100         Xilinx, Inc.*..............................................................     6,893,938

                                                            ------------------------------------------------------
                                                            Total Technology                        126,301,556
                                                            ------------------------------------------------------
Transportation (2.5%)
---------------------
     174,100          Coach USA, Inc.*...........................................................     4,134,875
     145,700          Comair Holdings, Inc.......................................................     3,214,506
     204,900          Royal Caribbean Cruises Ltd................................................     7,568,494
                                                            ------------------------------------------------------
                                                            Total Transportation                     14,917,875
                                                            ------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
30     The AAL Mutual Funds Annual Report

The AAL Mid Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares                Common Stocks (95.7%)                                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------
Utilities (8.7%)
----------------
     194,100          CMS Energy Corporation......................................................       $   8,540,400
     181,550          MDU Resources Group, Inc....................................................           3,869,284
     189,200          National Fuel Gas Company...................................................           8,277,500
     245,000          New Century Energies, Inc...................................................           8,575,000
     314,200          NiSource, Inc...............................................................           8,719,050
     229,300          Pinnacle West Capital Corporation...........................................               9,706
     124,200          The AES Corporation*........................................................           6,210,000
                                                                 ----------------------------------------------------------
                                                                 Total Utilities                            53,090,940
                                                                 ----------------------------------------------------------

                                                                 ----------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (cost basis $522,456,776)                 582,015,429
                                                                 ----------------------------------------------------------

Principal Amount      Long-Term Fixed Income Investments (0.7%)   Interest Rate          Maturity Date
---------------------------------------------------------------------------------------------------------
$  4,000,000          BEA Systems, Inc., Convertible Bonds          4.000%               6/15/2005           3,140,000
   1,400,000          BEA Systems, Inc., Convertible Bonds/2/       4.000                6/15/2005           1,099,000
                                                                 ----------------------------------------------------------
                                                                 Total Long-Term Fixed Income Investments
                                                                 (amortized cost basis $3,749,987)           4,239,000
                                                                 ----------------------------------------------------------

                      Short-Term Investments (5.7%)                Interest Rate/1/      Maturity Date
                      -----------------------------------------------------------------------------------
  12,339,000          Ford Motor Credit Corporation                      4.850%               5/5/99        12,332,351
  22,617,000          Merrill Lynch & Company, Inc.                4.770-4.800%          5/3-5/10/99        22,600,396
                                                                 ----------------------------------------------------------
                                                                 Total Short-Term Investments
                                                                 (amortized cost basis $34,932,747)         34,932,747
                                                                 ----------------------------------------------------------

                                                                 ----------------------------------------------------------
                                                                 TOTAL INVESTMENTS (102.1%)
                                                                 (amortized cost basis $561,139,510)       621,187,176
                                                                 ----------------------------------------------------------

                                                                 ----------------------------------------------------------
                                                                 Other Assets, Less Liabilities (-2.1%)    (12,880,631)
                                                                 ----------------------------------------------------------
                                                                 Total Net Assets (100.0%)                $608,306,545
                                                                 ----------------------------------------------------------

*   Non-Income Producing Securities
/1/ The Interest rate reflects the discount rate at the date of purchase. /2/ 144A Security



The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                    The AAL Mutual Funds Annual Report    31

The AAL International Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Investment Objective
--------------------
The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Shares                Common Stocks (97.3%)                                      Industry                     Market Value
============================================================================================================================
Australia (1.6%)
----------------
    128,500           Australia & New Zealand Banking Group Ltd.............     Banking & Finance            $ 1,019,382
    320,641           Coca-Cola Amatil Ltd..................................     Food & Beverage                1,524,049
                                                               -------------------------------------------------------------
                                                               Total Australia                                  2,543,431
                                                               =============================================================

Canada (2.8%)
-------------
     56,300           BCE Inc...............................................     Telephone                      2,570,864
     33,000           The Seagram Company,  Ltd.............................     Food & Beverage                1,880,794
                                                               -------------------------------------------------------------
                                                               Total Canada                                     4,451,658
                                                               =============================================================

France (8.3%)
-------------
     12,040           Group Danone..........................................     Food & Beverage                3,222,725
     23,660           Suez Lyonnaise des Eaux...............................     Construction                   4,030,110
     29,500           Valeo SA..............................................     Automotive                     2,496,826
     14,710           Vivendi...............................................     Utilities                      3,440,945
                                                               -------------------------------------------------------------
                                                               Total France                                    13,190,606
                                                               =============================================================

Germany (4.9%)
--------------
     20,411           DaimlerChrysler AG....................................     Automotive                     1,998,559
     50,344           Hoechst AG............................................     Holding Company                2,306,280
     26,450           Mannesmann AG.........................................     Machinery                      3,467,155
                                                               -------------------------------------------------------------
                                                               Total Germany                                    7,771,994
                                                               =============================================================

Greece (0.4%)
-------------
     26,710           Hellenic Telecommunication Organization SA............     Telephone                        621,283
                                                               -------------------------------------------------------------
                                                               Total Greece                                       621,283
                                                               =============================================================

Hong Kong (2.2%)
----------------
    206,000           Cheung Kong Holdings Ltd..............................     Holding Company                1,873,887
    192,000           Hutchinson Whampoa Ltd................................     Holding Company                1,721,762
                                                               -------------------------------------------------------------
                                                               Total Hong Kong                                  3,595,649
                                                               =============================================================

Hungary (0.4%)
--------------
     18,400           Gedeon Richter........................................     Drugs & Medicine                 676,577
                                                               -------------------------------------------------------------
                                                               Total Hungary                                      676,577
                                                               =============================================================

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
32   The AAL Mutual Funds Annual Report

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares              Common Stocks (97.3%)                                            Industry                   Market Value
==============================================================================================================================
Italy (10.1%)
-------------
     981,123        Banca Nazionale del Lavoro*..................................    Banking & Finance          $ 3,352,759
      60,000        Banca Popolare di Bergamo Credito Varesino SpA...............    Banking & Finance            1,513,965
     289,700        Mediaset SpA.................................................    Media                        2,513,267
     601,300        Telecom Italia SpA...........................................    Telephone                    6,406,148
     443,900        Unicredito Italiano SpA......................................    Banking & Finance            2,254,253
                                                                      --------------------------------------------------------
                                                                      Total Italy                                16,040,392
                                                                      ========================================================

Japan (21.5%)
-------------
     118,000        Denso Corporation............................................    Automotive                   2,397,343
      42,000        Ito-Yokado Company, Ltd. ....................................    Retail Stores                2,579,228
      78,000        Kao Corporation..............................................    Retail Stores                1,980,039
     126,000        Matsushita Electric Industrial Company, Ltd. ................    Media                        2,396,254
      20,000        Murata Manufacturing Co., Ltd. ..............................    Electronics                  1,144,425
         127        NTT Mobile Communication Network, Inc. ......................    Telephone                    7,447,975
         292        Nippon Telegraph & Telephone Corporation.....................    Telephone                    3,180,260
     162,000        Nikko Securities Company, Ltd. ..............................    Banking & Finance              929,698
      16,000        Rohm Company Ltd. ...........................................    Electronics                  1,930,274
     488,000        Sakura Bank, Ltd. ...........................................    Banking & Finance            1,884,765
       3,040        Shohkoh Fund & Company, Ltd. ................................    Banking & Finance            1,782,822
      72,000        Takeda Chemical Industries Ltd. .............................    Healthcare                   3,130,663
       8,200        Takefuji Corporation.........................................    Banking & Finance              680,120
     224,000        The Fuji Bank, Ltd. .........................................    Banking & Finance            1,749,043
     127,000        Toshiba Corporation..........................................    Electronics                    851,197
                                                                      --------------------------------------------------------
                                                                      Total Japan                                34,064,106
                                                                      ========================================================

Netherlands (9.4%)
------------------
      38,000        Gucci Group N.V. ............................................    Retail Stores                2,866,625
      29,883        Laurus NV....................................................    Retail Stores                  643,376
      29,900        Royal Dutch Petroleum Company................................    International Oil            1,743,007
      90,060        Royal Kpn NV.................................................    Telephone                    3,763,616
     103,430        VNU NV.......................................................    Publishing/Printing          4,191,038
      66,961        Vendex  NV...................................................    Retail Stores                1,668,357
                                                                      --------------------------------------------------------
                                                                      Total Netherlands                          14,876,019
                                                                      ========================================================

New Zealand (1.6%)
------------------
     479,244        Telecom Corporation of New Zealand Limited...................    Telephone                    2,493,968
                                                                      --------------------------------------------------------
                                                                      Total New Zealand                           2,493,968
                                                                      ========================================================

Portugal (1.5%)
---------------
      57,120        Portugal Telecom SA..........................................    Telephone                    2,384,029
                                                                      --------------------------------------------------------
                                                                      Total Portugal                              2,384,029
                                                                      ========================================================

Spain (4.2%)
------------
     113,524        Argentaria, Caja Postal y Banco Hipotecario de Espana, SA....    Banking & Finance            2,673,555
      22,537        Banco Popular Espanol SA.....................................    Banking & Finance            1,597,523
      51,290        Telefonica S.A. .............................................    Telephone                    2,406,593
      51,290        Telefonica S.A. Rights*......................................    Telephone                       47,752
                                                                      --------------------------------------------------------
                                                                      Total Spain                                 6,725,423
                                                                      ========================================================

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report   33

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares              Common Stocks (97.3%)                                                 Industry             Market Value
=============================================================================================================================
Sweden (1.6%)
-------------
      28,889        Hennes & Mauritz AB..............................................     Retail Stores        $  2,497,064
                                                                 ------------------------------------------------------------
                                                                 Total Sweden                                     2,497,064
                                                                 ============================================================

Switzerland (4.6%)
------------------
       1,890        Novartis AG......................................................     Healthcare Products     2,772,000
         250        Roche Holding Ltd. AG............................................     Drugs & Medicine        2,945,813
       2,330        Schweizerische Lebensversicherungs-und Rentenanstalt.............     Insurance               1,545,681
                                                                 ------------------------------------------------------------
                                                                 Total Switzerland                                7,263,494
                                                                 ============================================================

United Kingdom (22.2%)
----------------------
     932,500        ASDA Group plc...................................................     Retail Stores           3,119,093
      91,450        Allied Zurich plc*...............................................     Banking & Finance       1,250,057
     162,950        British American Tobacco plc.....................................     Holding Company         1,368,192
     619,500        British Aerospace plc............................................     Manufacturing           4,638,021
     272,800        British Sky Broadcasting Group plc...............................     Technology              2,411,322
     295,600        Diageo plc.......................................................     Consumer Products       3,414,796
     160,900        Glaxo Wellcome plc...............................................     Drugs & Medicine        4,761,459
     170,200        Imperial Chemical Industries plc.................................     Chemicals               1,844,222
      90,096        Railtrack Group plc..............................................     Holding Company         1,881,412
     260,805        Reed International plc...........................................     Holding Company         2,374,581
     424,200        Somerfield plc...................................................     Retail Stores           2,369,947
     309,400        Vodafone Group plc...............................................     Telephone               5,703,800
                                                                 ------------------------------------------------------------
                                                                 Total United Kingdom                            35,136,902
                                                                 ============================================================

                                                                 ------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (cost basis $128,317,090)                      154,332,595
                                                                 ============================================================

Principal Amount    Short-Term Investments (3.7%)         Interest Rate/1/        Maturity Date
=====================================================================================================
$  5,900,000        Mobil Corporation                              4.900%               5/3/99                    5,898,394
                                                          -------------------------------------------------------------------
                                                          Total Short-Term Investments
                                                          (amortized cost basis $5,898,394)                       5,898,394
                                                          ===================================================================

                                                          -------------------------------------------------------------------
                                                          TOTAL INVESTMENTS (101.0%)
                                                          (amortized cost basis $134,215,484)                   160,230,989
                                                          ===================================================================

                                                          -------------------------------------------------------------------
                                                          Other Assets, Less Liabilities (-1.0%)                 (1,614,584)
                                                          ===================================================================

                                                          -------------------------------------------------------------------
                                                          Net Assets (100.0%)                                  $158,616,405
                                                          ===================================================================

*    Non-income producing securities
/1/  The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
34   The AAL Mutual Funds Annual Report

The AAL Capital Growth Fund         SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Investment Objective
--------------------

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Shares                      Common Stocks (95.9%)                                         Market Value
-------------------------------------------------------------------------------------------------------
Basic Materials (0.2%)
----------------------
     162,500                Eastman Chemical Company..................................    $  9,049,219
                                            -----------------------------------------------------------
                                            Total Basic Materials                            9,049,219
                                            -----------------------------------------------------------

Capital Goods (5.6%)
--------------------
     437,000                Cordant Technologies, Inc.................................      20,156,625
   1,133,500                General Electric Company..................................     119,584,250
     617,400                Herman Miller, Inc........................................      12,309,413
     152,300                Honeywell, Inc............................................      14,430,425
      98,300                PACCAR, Inc...............................................       5,504,800
     197,000                Rockwell International Corporation........................      10,170,125
     203,100                United Technologies Corporation...........................      29,424,112
                                            -----------------------------------------------------------
                                            Total Capital Goods                            211,579,750
                                            -----------------------------------------------------------

Communication Services (6.9%)
-----------------------------
   1,660,844                AT&T Corporation..........................................      83,872,597
     257,200                Adelphia Communications Corporation*......................      17,553,900
     661,200                Ameritech Corporation.....................................      45,250,875
     671,100                Bell Atlantic Corporation.................................      38,672,138
     300,000                MCI WorldCom, Inc.*.......................................      24,656,250
     397,000                Motorola, Inc.............................................      31,809,625
     131,000                Sprint Corporation........................................      13,435,687
      65,500                Sprint PCS Group*.........................................       2,775,562
                                            -----------------------------------------------------------
                                            Total Communication Services                   258,026,634
                                            -----------------------------------------------------------

Consumer Cyclicals (6.8%)
-------------------------
     207,700                AutoZone, Inc.*...........................................       6,231,000
     325,000                Family Dollar Stores, Inc.................................       7,840,625
     329,800                Gannett Company, Inc......................................      23,353,963
     672,700                Harley-Davidson, Inc......................................      40,109,737
     971,700                Ross Stores, Inc..........................................      44,637,469
     433,600                The New York Times Company Class A........................      14,959,200
     106,700                The Times Mirror Company..................................       6,241,950
     518,500                Tiffany and Company.......................................      43,554,000
   1,471,200                Wal-Mart Stores, Inc......................................      67,675,200
                                            -----------------------------------------------------------
                                            Total Consumer Cyclicals                       254,603,144
                                            -----------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                           The AAL Mutual Funds Annual Report 35

The AAL Capital Growth Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares                      Common Stocks (95.9%)                                                                 Market Value
-------------------------------------------------------------------------------------------------------------------------------
Consumer Staples (22.9%)
------------------------
     388,000                Alberto-Culver Company..............................................................  $  9,651,500
     260,000                Cablevision Systems Corporation, Class A*...........................................    20,117,500
   1,504,000                Comcast Corporation.................................................................    98,794,000
      45,150                Corn Products International, Inc....................................................     1,303,706
   1,505,700                Cox Communications, Inc. Class A*...................................................   119,514,938
     109,200                Dean Foods Company..................................................................     3,897,075
     623,000                General Mills, Inc..................................................................    45,556,875
     590,300                General Nutrition Companies, Inc.*..................................................     9,776,844
     572,300                Gillette Company....................................................................    29,866,906
     848,958                Liberty Media Group*................................................................    54,227,192
   1,721,349                MediaOne Group, Inc.*...............................................................   140,397,528
     231,200                MediaOne Group, Inc.`ATI' Premium Income Exchangeable Securities 6.250% 8/15/2001...    18,524,900
   1,667,600                Philip Morris Companies, Inc........................................................    58,470,225
     709,600                Procter & Gamble Company............................................................    66,569,350
     539,700                Safeway, Inc.*......................................................................    29,110,069
     715,600                Time Warner, Inc....................................................................    50,092,000
   3,807,400                Walgreen Company....................................................................   102,323,875
                                                                    -----------------------------------------------------------
                                                                    Total Consumer Staples                         858,194,483
                                                                    -----------------------------------------------------------

Energy (6.6%)
-------------
     316,600                BP Amoco Plc ADR....................................................................    35,835,163
     324,800                Baker Hughes, Inc...................................................................     9,703,400
     225,500                Chevron Corporation.................................................................    22,493,625
     245,100                Columbia Energy Group...............................................................    11,780,119
     415,300                ENSCO International, Inc............................................................     7,709,006
   1,086,300                Exxon Corporation...................................................................    90,230,794
     375,500                Halliburton Company.................................................................    16,005,687
     325,500                MidAmerican Energy Holdings Company*................................................    10,477,031
     727,600                Royal Dutch Petroleum Company ADR...................................................    42,701,025
                                                                    -----------------------------------------------------------
                                                                    Total Energy                                   246,935,850
                                                                    -----------------------------------------------------------

Financials (19.1%)
------------------
     401,500                American Express Company............................................................    52,471,031
   1,036,375                American International Group, Inc...................................................   121,709,289
     117,400                Associates First Capital Corporation................................................     5,202,287
     864,231                Banc One Corporation................................................................    50,989,629
     607,000                BankAmerica Corporation.............................................................    43,704,000
     703,300                CIGNA Corporation...................................................................    61,318,969
     669,400                Citigroup, Inc......................................................................    50,372,350
   1,903,600                Conseco, Inc........................................................................    60,082,375
     684,800                Fannie Mae..........................................................................    48,578,000
      27,300                Hartford Life, Inc..................................................................     1,428,131
     497,400                Household International, Inc........................................................    25,025,437
     391,900                J.P. Morgan & Company, Inc..........................................................    52,808,525
     959,793                MBNA Corporation....................................................................    27,054,165

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
36    The AAL Mutual Funds Annual Report

The AAL Capital Growth Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares                           Common Stocks (95.9%)                                                  Market Value
----------------------------------------------------------------------------------------------------------------------------
Financials (19.1%) - continued
------------------------------
      529,100                    MGIC Investments Corporation ......................................    $  25,694,419
      362,000                    Morgan Stanley Dean Witter & Company ..............................       35,905,875
      481,000                    National City Corporation .........................................       34,511,750
       94,500                    Northern Trust Corporation ........................................        8,800,313
      234,340                    Starwood Hotels & Resorts Worldwide, Inc. .........................        8,597,349
                                                                                 ----------------------------------------
                                                                                 Total Financials         714,253,894
                                                                                 ----------------------------------------

Health Care (10.0%)
-------------------
      180,600                    Elan Corporation Plc ADR* .........................................        9,300,900
      543,300                    Eli Lilly & Company ...............................................       40,000,462
      637,700                    Johnson & Johnson .................................................       62,175,750
      210,900                    Medtronic, Inc. ...................................................       15,171,619
    1,511,600                    Merck & Company, Inc. .............................................      106,189,900
      751,700                    Pfizer, Inc. ......................................................       86,492,481
      657,600                    Schering-Plough Corporation .......................................       31,770,300
      313,600                    Wellpoint Health Networks, Inc.* ..................................       22,030,400
                                                                                 ----------------------------------------
                                                                                 Total Health Care        373,131,812
                                                                                 ----------------------------------------

Technology (17.5%)
------------------
    1,380,900                    ADC Telecommunications, Inc.* .....................................       66,024,281
      207,700                    Arrow Electronics, Inc.* ..........................................        3,777,544
        7,800                    At Home Corporation* ..............................................        1,122,712
    1,500,400                    Automatic Data Processing, Inc. ...................................       66,767,800
      475,425                    Cisco Systems, Inc.* ..............................................       54,228,164
      436,800                    Cognos, Inc.* .....................................................       10,510,500
      238,075                    Computer Associates International, Inc. ...........................       10,162,827
      227,000                    Computer Sciences Corporation* ....................................       13,520,688
      630,866                    First Data Corporation ............................................       26,772,376
      141,500                    Gateway 2000, Inc.* ...............................................        9,365,531
      171,600                    Hewlett-Packard Company ...........................................       13,534,950
    1,118,200                    Intel Corporation .................................................       68,419,862
    1,643,448                    Lucent Technologies, Inc. .........................................       98,812,311
    1,555,800                    Microsoft Corporation* ............................................      126,505,988
      362,300                    National Data Corporation .........................................       16,711,087
      229,300                    Quantum Corporation* ..............................................        4,098,738
      295,600                    Seagate Technology, Inc.* .........................................        8,239,850
      538,600                    Tellabs, Inc.* ....................................................       59,010,362
                                                                                 ----------------------------------------
                                                                                 Total Technology         657,585,571
                                                                                 ----------------------------------------

Transportation (0.1%)
       86,600                    CNF Transportation, Inc. ..........................................        3,783,338
                                                                                 ----------------------------------------
                                                                                 Total Transportation       3,783,338
                                                                                 ----------------------------------------



The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                       The AAL Mutual Funds Annual Report     37

The AAL Capital Growth Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares                    Common Stocks (95.9%)                                                       Market Value
-----------------------------------------------------------------------------------------------------------------------------
Utilities (0.2%)
----------------
     234,300              Entergy Corporation ......................................................    $    7,321,875
                                                                   ------------------------------------------------------
                                                                   Total Utilities                           7,321,875
                                                                   ------------------------------------------------------

                                                                   ------------------------------------------------------
                                                                   Total Common Stocks
                                                                   (cost basis $1,687,821,166)           3,594,465,570
                                                                   ------------------------------------------------------

Principal Amount          Short-Term Investments (3.8%)                Interest Rate/1/   Maturity Date
--------------------------------------------------------------------------------------------------------
$   18,640,000            Countrywide Home Loans, Inc. .....................  4.760%           5/17/99      18,600,566
    19,331,000            General Electric Capital Corporation .............  4.790            5/11/99      19,305,279
    17,287,000            Household Finance Corporation ....................  4.730             5/5/99      17,277,915
    88,758,000            Merrill Lynch & Company, Inc. ....................  4.770-4.950  5/3-5/20/99      88,669,248
                                                                   ------------------------------------------------------
                                                                   Total Short-Term Investments
                                                                   (amortized cost basis $143,853,008)     143,853,008
                                                                   ------------------------------------------------------

                                                                   ------------------------------------------------------
                                                                   TOTAL INVESTMENTS (99.7%)
                                                                   (amortized cost basis $1,831,674,174) 3,738,318,578
                                                                   ------------------------------------------------------

                                                                   ------------------------------------------------------
                                                                    Other Assets, Less Liabilities (0.3%)   10,702,431
                                                                    -----------------------------------------------------

                                                                    -----------------------------------------------------
                                                                    Net Assets (100.0%)                 $3,749,021,009
                                                                    -----------------------------------------------------

*   Non-income producing security
/1/ The interest rate reflects the discount rate at the date of purchase.





The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
38      The AAL Mutual Funds Annual Report

The AAL Equity Income Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999


Investment Objective
--------------------
The Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

Shares                       Common Stocks (94.1%)                                                                 Market Value
=================================================================================================================================
Basic Materials (2.9%)
----------------------
         26,000               Crown Cork & Seal Company, Inc. ................................................     $   845,000
         40,000               E.I. du Pont de Nemours and Company ............................................       2,825,000
         48,000               Oregon Steel Mills, Inc. .......................................................         786,000
         60,000               Southdown, Inc. ................................................................       3,843,750
                                                                -----------------------------------------------------------------
                                                                Total Basic Materials                                8,299,750
                                                                =================================================================

Capital Goods (8.9%)
--------------------
         64,000               AlliedSignal, Inc. .............................................................       3,760,000
         21,000               Corning, Inc. ..................................................................       1,202,250
         55,000               Emerson Electric Company .......................................................       3,547,500
         38,000               Honeywell, Inc. ................................................................       3,600,500
         34,000               Lockheed Martin Corporation ....................................................       1,464,125
         20,000               Pitney-Bowes, Inc. .............................................................       1,398,750
         67,000               Tenneco, Inc. ..................................................................       1,809,000
         57,000               The BFGoodrich Company .........................................................       2,265,750
         44,000               The Boeing Company .............................................................       1,787,500
         31,000               United Technologies Corporation ................................................       4,491,125
                                                                -----------------------------------------------------------------
                                                                Total Capital Goods                                 25,326,500
                                                                =================================================================

Communication Services (15.2%)
------------------------------
        116,054               AT&T Corporation................................................................       5,860,702
         55,000               Airtouch Communications, Inc.*..................................................       5,135,625
         69,740               Ameritech Corporation...........................................................       4,772,831
         56,600               Bell Atlantic Corporation.......................................................       3,261,575
         90,000               Cable & Wireless Plc ADR*.......................................................       3,780,000
         52,000               Convergys Corporation*..........................................................         968,500
         35,000               GTE Corporation.................................................................       2,342,813
        102,024               MCI WorldCom, Inc.*.............................................................       8,385,097
         70,370               SBC Communications, Inc. .......................................................       3,940,720
         34,275               Telefonica S.A. ADR.............................................................       4,777,086
                                                                -----------------------------------------------------------------
                                                                Total Communication Services                        43,224,949
                                                                =================================================================

Consumer Cyclicals (12.1%)
--------------------------
         61,000               AutoZone, Inc.*.................................................................       1,830,000
         52,000               Cincinnati Bell, Inc. ..........................................................       1,176,500
         48,000               Dayton Hudson Corporation.......................................................       3,231,000
        101,000               Dollar General Corporation......................................................       3,541,312

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    39

The AAL Equity Income Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares              Common Stocks (94.1%)                                                            Market Value
===================================================================================================================
Consumer Cyclicals (12.1%) - continued
--------------------------------------
      33,000        Ford Motor Company..........................................................     $ 2,109,938
      14,000        Gannett Company, Inc. ......................................................         991,375
      24,000        General Motors Corporation..................................................       2,134,500
      77,000        H&R Block, Inc. ............................................................       3,705,625
     165,500        Hasbro, Inc. ...............................................................       5,647,687
     143,000        Kmart Corporation*..........................................................       2,127,125
      52,000        Lowe's Companies, Inc. .....................................................       2,743,000
      57,000        Service Corporation International...........................................       1,182,750
      54,000        The Home Depot, Inc. .......................................................       3,236,625
      28,000        The New York Times Company Class A..........................................         966,000
                                                            -------------------------------------------------------
                                                            Total Consumer Cyclicals                  34,623,437
                                                            =======================================================

Consumer Staples (9.0%)
-----------------------
      44,000        Albertson's, Inc. ..........................................................       2,266,000
      42,000        Campbell Soup Company.......................................................       1,722,000
      71,000        Flowers Industries, Inc. ...................................................       1,508,750
     105,000        Fox Entertainment Group, Inc.*..............................................       2,690,625
      43,000        H.J. Heinz Company..........................................................       2,007,563
      21,944        Liberty Media Group*........................................................       1,401,673
      78,800        MediaOne Group, Inc.*.......................................................       6,427,125
      76,000        Ralston Purina Company......................................................       2,318,000
      78,000        Rite Aid Corporation........................................................       1,818,375
      86,000        Sara Lee Corporation........................................................       1,913,500
      73,000        Tyson Foods, Inc. ..........................................................       1,510,187
                                                            -------------------------------------------------------
                                                            Total Consumer Staples                    25,583,798
                                                            =======================================================

Energy (12.5%)
--------------
      85,000        B J Services Company*.......................................................       2,273,750
      36,524        BP Amoco Plc ADR............................................................       4,134,060
      19,500        Columbia Energy Group.......................................................         937,219
      27,000        Consolidated Natural Gas Company............................................       1,606,500
      28,000        Exxon Corporation...........................................................       2,325,750
      74,000        Halliburton Company.........................................................       3,154,250
      36,000        Mobil Corporation...........................................................       3,771,000
     169,000        Noble Drilling Corporation*.................................................       3,316,625
      96,000        Questar Corporation.........................................................       1,746,000
      65,000        Texaco, Inc. ...............................................................       4,078,750
      73,000        The Coastal Corporation.....................................................       2,792,250
      72,000        The Williams Companies, Inc. ...............................................       3,402,000
      71,000        Transocean Offshore, Inc. ..................................................       2,107,813
                                                            -------------------------------------------------------
                                                            Total Energy                              35,645,967
                                                            =======================================================

Financials (12.8%)
------------------
      48,910        Associates First Capital Corporation........................................       2,167,324
      31,900        Banc One Corporation........................................................       1,882,100

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
40    The AAL Mutual Funds Annual Report

The AAL Equity Income Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares           Common Stocks (94.1%)                                                            Market Value
================================================================================================================
Financials (12.8%) - continued
------------------------------
     63,000      Conseco, Inc. .............................................................      $ 1,988,438
     40,000      Crescent Real Estate Equities Company......................................          895,000
     52,000      Duke Realty Investments, Inc. .............................................        1,222,000
     25,000      Equity Residential Properties Trust........................................        1,156,250
     31,000      Fannie Mae.................................................................        2,199,062
     35,000      First Industrial Realty Trust, Inc. .......................................          940,625
     30,000      First Union Corporation....................................................        1,661,250
     24,000      Fleet Financial Group, Inc. ...............................................        1,033,500
     41,000      Freddie Mac................................................................        2,572,750
     30,000      Mellon Bank Corporation....................................................        2,229,375
     23,000      Mercantile Bankshares Corporation..........................................          851,000
     39,000      Simon Property Group, Inc. ................................................        1,118,813
     93,581      Starwood Hotels & Resorts Worldwide, Inc. .................................        3,433,253
     25,000      Summit Bancorp. ...........................................................        1,059,375
     16,320      SunTrust Banks, Inc. ......................................................        1,166,880
     32,000      The Bank of New York Company, Inc. ........................................        1,280,000
     44,000      The Chase Manhattan Corporation............................................        3,641,000
     53,000      Torchmark Corporation......................................................        1,811,937
     13,000      Union Planters Corporation.................................................          556,562
     27,000      XL Capital Ltd. ...........................................................        1,638,563
                                                            ----------------------------------------------------
                                                            Total Financials                       36,505,057
                                                            ====================================================

Health Care (8.0%)
------------------
     95,000      American Home Products Corporation.........................................        5,795,000
     39,000      Baxter International, Inc. ................................................        2,457,000
     32,000      Elan Corporation Plc ADR*..................................................        1,648,000
     33,000      Eli Lilly & Company........................................................        2,429,625
     29,000      Johnson & Johnson..........................................................        2,827,500
     39,000      Medtronic, Inc. ...........................................................        2,805,563
     34,000      Merck & Company, Inc. .....................................................        2,388,500
     36,000      Warner-Lambert Company.....................................................        2,445,750
                                                            ----------------------------------------------------
                                                            Total Health Care                      22,796,938
                                                            ====================================================

Technology (5.1%)
-----------------
     31,000      ADC Telecommunications, Inc.*..............................................        1,482,188
     40,000      CIENA Corporation*.........................................................          940,000
     78,000      First Data Corporation.....................................................        3,310,125
     19,000      International Business Machines Corporation................................        3,974,562
     82,444      Lucent Technologies, Inc. .................................................        4,956,946
                                                            ----------------------------------------------------
                                                            Total Technology                       14,663,821
                                                            ====================================================

Utilities (7.6%)
----------------
     36,000      Ameren Corporation.........................................................        1,392,750
     47,400      BEC Energy.................................................................        2,014,500
     64,000      CMS Energy Corporation.....................................................        2,816,000
     73,000      Central and South West Corporation.........................................        1,811,313
     22,650      Consolidated Edison, Inc. .................................................        1,029,159
     48,000      Dominion Resources, Inc. ..................................................        1,974,000

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                       The AAL Mutual Funds Annual Report     41

The AAL Equity Income Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares              Common Stocks (94.1%)                                                                        Market Value
===============================================================================================================================
Utilities (7.6%) - continued
----------------------------
       65,000       Edison International...................................................................      $  1,592,500
       73,100       New Century Energies, Inc. ............................................................         2,558,500
       56,000       PG&E Corporation.......................................................................         1,739,500
       67,000       Pinnacle West Capital Corporation......................................................         2,600,437
       51,000       Texas Utilities Company................................................................         2,027,250
                                                            -------------------------------------------------------------------
                                                            Total Utilities                                        21,555,909
                                                            ===================================================================

                                                            -------------------------------------------------------------------
                                                            Total Common Stocks
                                                            (cost basis $204,427,430)                             268,226,126
                                                            ===================================================================

Principal Amount    Long-Term Fixed Income Investments ( 2.0%)               Interest Rate      Maturity Date
=============================================================================================================
$   1,650,000       Texas Utilities Electric Bonds..........................        9.750%           5/1/2021       1,822,658
    3,150,000       U.S. Treasury Notes.....................................        6.875           3/31/2000       3,205,125
      500,000       U.S. Treasury Bonds.....................................        7.500          11/15/2016         585,468
                                                            -------------------------------------------------------------------
                                                            Total Long-Term Fixed Income Investments
                                                            (amortized cost basis $5,628,276)                       5,613,251
                                                            ===================================================================

                                                            -------------------------------------------------------------------
                                                            Total Long-Term Investments
                                                            (amortized cost basis $210,055,706)                   273,839,377
                                                            ===================================================================

                    Short-Term Investments ( 3.6%)/1/
                    ====================================================
   10,417,000       Ford Motor Credit Corporation.......................      4.830-4.880%         5/3-5/4/99      10,413,429
                                                            -------------------------------------------------------------------
                                                            Total Short-Term Investments
                                                            (amortized cost basis $10,413,429)                     10,413,429
                                                            ===================================================================

                                                            -------------------------------------------------------------------
                                                            TOTAL INVESTMENTS (99.7%)
                                                            (amortized cost basis $220,469,135)                   284,252,806
                                                            ===================================================================


                                                            -------------------------------------------------------------------
                                                            Other Assets, Less Liabilities (0.3%)                     722,557
                                                            ===================================================================

                                                            -------------------------------------------------------------------
                                                            Total Net Assets (100.0%)                            $284,975,363
                                                            ===================================================================

*    Non-income producing security
/1/  The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
42    The AAL Mutual Funds Annual Report

The AAL Balanced Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Investment Objective
--------------------
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Shares              Common Stocks (48.5%)                                                      Market Value
============================================================================================================
Basic Materials (0.1%)
----------------------
       3,800        Eastman Chemical Company..............................................     $  211,612
                                                            ------------------------------------------------
                                                            Total Basic Materials                 211,612
                                                            ================================================

Capital Goods (2.9%)
--------------------
      10,200        Cordant Technologies, Inc. ...........................................        470,475
      26,400        General Electric Company..............................................      2,785,200
      14,400        Herman Miller, Inc. ..................................................        287,100
       3,500        Honeywell, Inc. ......................................................        331,625
       2,300        PACCAR, Inc. .........................................................        128,800
       4,600        Rockwell International Corporation....................................        237,475
       4,700        United Technologies Corporation.......................................        680,912
                                                            ------------------------------------------------
                                                            Total Capital Goods                 4,921,587
                                                            ================================================

Communication Services (3.5%)
-----------------------------
      38,644        AT&T Corporation......................................................      1,951,497
       6,000        Adelphia Communications Corporation*..................................        409,500
      15,400        Ameritech Corporation.................................................      1,053,938
      15,600        Bell Atlantic Corporation.............................................        898,950
       7,000        MCI WorldCom, Inc.*...................................................        575,312
       9,200        Motorola, Inc. .......................................................        737,150
       3,000        Sprint Corporation....................................................        307,688
       1,500        Sprint PCS Group*.....................................................         63,562
                                                            ------------------------------------------------
                                                            Total Communication Services        5,997,597
                                                            ================================================

Consumer Cyclicals (3.4%)
-------------------------
       4,800        AutoZone, Inc.*.......................................................        144,000
       7,600        Family Dollar Stores, Inc. ...........................................        183,350
       7,700        Gannett Company, Inc. ................................................        545,256
      15,600        Harley-Davidson, Inc. ................................................        930,150
      22,600        Ross Stores, Inc. ....................................................      1,038,188
      10,100        The New York Times Company Class A....................................        348,450
       2,500        The Times Mirror Company..............................................        146,250
      12,100        Tiffany and Company...................................................      1,016,400
      34,200        Wal-Mart Stores, Inc. ................................................      1,573,200
                                                            ------------------------------------------------
                                                            Total Consumer Cyclicals            5,925,244
                                                            ================================================

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report   43

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares              Common Stocks (48.5%)                                                                          Market Value
=================================================================================================================================
Consumer Staples (11.6%)
------------------------
       9,000        Alberto-Culver Company.....................................................................    $   223,875
       6,000        Cablevision Systems Corporation, Class A*..................................................        464,250
      35,000        Comcast Corporation........................................................................      2,299,062
       1,000        Corn Products International, Inc. .........................................................         28,875
      35,000        Cox Communications, Inc. Class A*..........................................................      2,778,125
       2,500        Dean Foods Company.........................................................................         89,219
      14,500        General Mills, Inc. .......................................................................      1,060,313
      13,700        General Nutrition Companies, Inc.*.........................................................        226,906
      13,300        Gillette Company...........................................................................        694,094
      19,700        Liberty Media Group*.......................................................................      1,258,337
      40,000        MediaOne Group, Inc.*......................................................................      3,262,500
       5,400        MediaOne Group, Inc. `ATI' Premium Income Exchangeable Securities 6.250% 8/15/2001.........        432,675
      38,800        Philip Morris Companies, Inc. .............................................................      1,360,425
      16,500        Procter & Gamble Company...................................................................      1,547,906
      12,500        Safeway, Inc.*.............................................................................        674,219
      16,600        Time Warner, Inc. .........................................................................      1,162,000
      88,500        Walgreen Company...........................................................................      2,378,438
                                                            ---------------------------------------------------------------------
                                                            Total Consumer Staples                                  19,941,219
                                                            =====================================================================

Energy (3.3%)
-------------
       7,400        BP Amoco Plc ADR...........................................................................        837,587
       7,600        Baker Hughes, Inc. ........................................................................        227,050
       5,200        Chevron Corporation........................................................................        518,700
       5,700        Columbia Energy Group......................................................................        273,956
       9,700        ENSCO International, Inc. .................................................................        180,056
      25,300        Exxon Corporation..........................................................................      2,101,481
       8,700        Halliburton Company........................................................................        370,838
       7,600        MidAmerican Energy Holdings Company*.......................................................        244,625
      16,900        Royal Dutch Petroleum Company ADR..........................................................        991,819
                                                            ---------------------------------------------------------------------
                                                            Total Energy                                             5,746,112
                                                            =====================================================================

Financials (9.6%)
-----------------
       9,300        American Express Company...................................................................      1,215,394
      24,100        American International Group, Inc. ........................................................      2,830,244
       2,700        Associates First Capital Corporation.......................................................        119,644
      20,126        Banc One Corporation.......................................................................      1,187,434
      14,100        BankAmerica Corporation....................................................................      1,015,200
      16,400        CIGNA Corporation..........................................................................      1,429,875
      15,600        Citigroup, Inc. ...........................................................................      1,173,900
      44,300        Conseco, Inc. .............................................................................      1,398,219
      15,900        Fannie Mae.................................................................................      1,127,906
         600        Hartford Life, Inc. .......................................................................         31,387
      11,600        Household International, Inc. .............................................................        583,625
       9,100        J.P. Morgan & Company, Inc. ...............................................................      1,226,225
      22,300        MBNA Corporation...........................................................................        628,581
      12,300        MGIC Investment Corporation................................................................        597,319

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
44   The AAL Mutual Funds Annual Report

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Shares              Common Stocks (48.5%)                                                                     Market Value
============================================================================================================================
Financials (9.6%) continued
---------------------------
       8,400        Morgan Stanley Dean Witter & Company.................................................     $   833,175
      11,200        National City Corporation............................................................         803,600
       2,200        Northern Trust Corporation...........................................................         204,875
       5,408        Starwood Hotels & Resorts Worldwide, Inc. ...........................................         198,406
                                                            ----------------------------------------------------------------
                                                            Total Financials                                   16,605,009
                                                            ================================================================

Health Care (5.0%)
------------------
       4,200        Elan Corporation Plc ADR*............................................................         216,300
      12,600        Eli Lilly & Company..................................................................         927,675
      14,800        Johnson & Johnson....................................................................       1,443,000
       4,900        Medtronic, Inc. .....................................................................         352,494
      35,100        Merck & Company, Inc. ...............................................................       2,465,775
      17,500        Pfizer, Inc. ........................................................................       2,013,594
      15,300        Schering-Plough Corporation..........................................................         739,181
       7,300        Wellpoint Health Networks, Inc.*.....................................................         512,825
                                                            ----------------------------------------------------------------
                                                            Total Health Care                                   8,670,844
                                                            ================================================================

Technology (8.9%)
-----------------
      32,100        ADC Telecommunications, Inc.*........................................................       1,534,781
       4,800        Arrow Electronics, Inc.*.............................................................          87,300
         200        At Home Corporation*.................................................................          28,788
      34,900        Automatic Data Processing, Inc. .....................................................       1,553,050
      11,100        Cisco Systems, Inc.*.................................................................       1,266,094
      10,200        Cognos, Inc.*........................................................................         245,437
       5,500        Computer Associates International, Inc. .............................................         234,781
       5,300        Computer Sciences Corporation*.......................................................         315,681
      14,700        First Data Corporation...............................................................         623,831
       3,300        Gateway 2000, Inc.*..................................................................         218,419
       4,000        Hewlett-Packard Company..............................................................         315,500
      26,000        Intel Corporation....................................................................       1,590,875
      38,200        Lucent Technologies, Inc. ...........................................................       2,296,775
      36,200        Microsoft Corporation*...............................................................       2,943,512
       8,400        National Data Corporation............................................................         387,450
       5,300        Quantum Corporation*.................................................................          94,738
       6,900        Seagate Technology, Inc.*............................................................         192,338
      12,500        Tellabs, Inc.*.......................................................................       1,369,531
                                                            ----------------------------------------------------------------
                                                            Total Technology                                   15,298,881
                                                            ================================================================
Transportation (0.1%)
---------------------
       2,000        CNF Transportation, Inc. ............................................................          87,375
                                                            ----------------------------------------------------------------
                                                            Total Transportation                                   87,375
                                                            ================================================================

Utilities (0.1%)
----------------
      5,400         Entergy Corporation..................................................................         168,750
                                                            ----------------------------------------------------------------
                                                            Total Utilities                                       168,750
                                                            ================================================================

                                                            ----------------------------------------------------------------
                                                            Total Common Stocks
                                                            (cost basis $68,710,563)                           83,574,230
                                                            ================================================================

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    45

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount         Long-Term Fixed-Income Investments (38.2%)    Interest Rate    Maturity Date   Market Value
======================================================================================================================
U.S. Government Agency Investments (10.5%)
------------------------------------------
$    3,959,274           Federal National Mortgage Association
                         15 Yr. Pass Through...........................        6.500%        6/1/2013   $ 3,996,170
         3,006           Federal National Mortgage Association
                         15 Yr. Pass Through...........................        8.500         9/1/2012         3,189
     1,957,270           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        5.500         1/1/2014     1,900,214
       524,192           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500        12/1/2014       549,615
       115,928           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500         1/1/2015       121,550
       144,659           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500         8/1/2023       153,495
        71,525           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500         2/1/2023        75,280
       736,175           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500        10/1/2024       779,587
       421,035           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500         6/1/2024       443,164
       254,917           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500        10/1/2026       268,147
       724,591           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500        12/1/2026       762,197
       470,335           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500         4/1/2027       494,698
       115,154           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500         7/1/2027       121,149
       285,887           Federal National Mortgage Association
                         30 Yr. Pass Through...........................        8.500         2/1/2028       300,724
     3,915,011           Government National Mortgage Association
                         15 Yr. Pass Through...........................        7.500       10/15/2013     4,068,554
     3,995,263           Government National Mortgage Association
                         30 Yr. Pass Through...........................        6.500        3/15/2029     3,972,486
                                                             ---------------------------------------------------------
                                                             Total U.S. Government Agency
                                                             Investments                                 18,010,219
                                                             ---------------------------------------------------------
U.S. Government Investments (5.6%)
----------------------------------
     3,000,000           U.S. Treasury Bonds...........................        5.250       11/15/2028     2,772,186
       500,000           U.S. Treasury Notes...........................        4.750        2/15/2004       490,000
     5,000,000           U.S. Treasury Notes...........................        4.750       11/15/2008     4,775,000
     1,000,000           U.S. Treasury Notes...........................        6.125       12/31/2001     1,024,062
       500,000           U.S. Treasury Notes...........................        6.625        7/31/2001       515,781
                                                             ---------------------------------------------------------
                                                             Total U.S. Government Investments            9,577,029
                                                             ---------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
46    The AAL Mutual Funds Annual Report

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount         Long-Term Fixed-Income Investments (38.2%)                  Interest Rate    Maturity Date   Market Value
====================================================================================================================================
Asset-Backed Securities (7.2%)
------------------------------
$    2,000,000           First Union Commercial Mortgage Trust Commercial
                         Mortgage Pass-Through Certificates Fund Series 1999-C1 ........     6.070%     10/15/2008    $  1,948,260
     2,000,000           First Union-Lehman Brothers-Bank of America Commercial
                         Mortgage Trust Commercial Mortgage Pass-Through
                         Certificates Series 1998-C2 ...................................     6.560      11/18/2008       2,017,220
     2,000,000           First USA Credit Card Master Trust 1998-9 Class A..............     5.280       9/18/2006       1,954,240
       900,000           Harley-Davidson Eaglemark Motorcycle Trust Series
                         1999-1 Class Certificates......................................     6.710       8/15/2002         894,094
     1,000,000           MBNA Master Credit Card Trust Series 98-J A....................     5.250       9/15/2003         981,550
     1,750,000           PECO Energy Transition Trust Series 1999-A Class A6............     6.050        3/1/2009       1,740,463
     3,000,000           Pemex Finance, Ltd./2/.........................................     8.020       5/15/2007       2,915,220
                                                             -----------------------------------------------------------------------
                                                             Total Asset-Backed Securities                              12,451,047
                                                             -----------------------------------------------------------------------

Corporate Investments (14.9%)
-----------------------------
     2,000,000           AT&T Capital Corporation.......................................     6.875       1/15/2001       2,033,182
     1,000,000           Arizona Public Service Company.................................     5.875       2/15/2004         992,959
       500,000           CMS Panhandle Holding Company/2/...............................     7.000       7/15/2029         487,053
     1,000,000           Cabot Industrial Property L.P. ................................     7.125        5/1/2004         996,460
     1,000,000           CalEnergy Company, Inc. .......................................     7.230       9/15/2005       1,026,298
     1,500,000           Comdisco, Inc. ................................................     5.950       4/30/2002       1,495,188
     1,000,000           Countrywide Home Loan, Inc. ...................................     6.250       4/15/2009         971,107
     1,000,000           East Coast Power, LLC/2/.......................................     7.066       3/31/2012         986,199
     2,000,000           East Coast Power, LLC/2/.......................................     7.536       6/30/2017       1,971,778
     1,000,000           Ford Motor Credit Corporation..................................     5.750       2/23/2004         988,951
     1,000,000           Household Finance Corporation..................................     5.875        2/1/2009         951,049
     2,000,000           Joseph E. Seagram & Sons, Inc. ................................     6.250      12/15/2001       2,011,998
     1,745,000           Mercantile Bancorporation, Inc. ...............................     7.625      10/15/2002       1,829,617
       500,000           News America Holdings, Inc. ...................................     8.625        2/1/2003         539,070
       500,000           Raytheon Company...............................................     5.700       11/1/2003         491,702
     1,000,000           Raytheon Company...............................................     7.000       11/1/2028       1,000,074
     2,000,000           Republic of Korea..............................................     8.875       4/15/2008       2,172,648
       500,000           Sears Roebuck Acceptance Corporation...........................     6.000       3/20/2003         499,912
     1,500,000           TCI Communications, Inc. ......................................     8.650       9/15/2004       1,679,481
     1,000,000           Time Warner, Inc. .............................................     8.050       1/15/2016       1,106,131
       500,000           Tyco International Group S.A. .................................     6.125       6/15/2001         503,482
     1,000,000           USX Corporation................................................     6.650        2/1/2006         993,479
                                                             -----------------------------------------------------------------------
                                                             Total Corporate Investments                                25,727,818
                                                             -----------------------------------------------------------------------

                                                             -----------------------------------------------------------------------
                                                             Total Long-Term Fixed Income Investments
                                                             (amortized cost basis $66,476,839)                         65,766,113
                                                             -----------------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                         The AAL Mutual Funds Annual Report   47

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount      Short-Term Investments (13.3%)/1/               Interest Rate      Maturity Date   Market Value
=======================================================================================================================
$    6,872,000        AT&T Company...................................         4.780%            5/6/99   $  6,867,438
     6,973,000        Ford Motor Credit Corporation..................         4.880             5/4/99      6,970,164
     2,664,000        General Electric Capital Corporation...........         4.790            5/11/99      2,660,455
     6,500,000        Merrill Lynch & Company, Inc. .................         4.950             5/3/99      6,498,267
                                                             ----------------------------------------------------------
                                                             Total Short-Term Investments
                                                             (amortized cost basis $22,996,324)            22,996,324
                                                             ----------------------------------------------------------

                                                             ----------------------------------------------------------
                                                             TOTAL INVESTMENTS (100.0%)
                                                             (amortized cost basis $158,183,726)          172,336,667
                                                             ----------------------------------------------------------

                                                             ----------------------------------------------------------
                                                             Other Assets, Less Liabilities (0.0%)             56,792
                                                             ----------------------------------------------------------

                                                             ----------------------------------------------------------
                                                             Net Assets (100.0%)                         $172,393,459
                                                             ----------------------------------------------------------

*    Non-income producing
/1/ The interest rate reflects the discount rate at the date of purchase. /2/ 144A security

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
48   The AAL Mutual Funds Annual Report

The AAL High Yield Bond Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999


Investment Objective
--------------------
The Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds."

Principal Amount            Long-Term Fixed-Income Investments (96.5%)      Interest Rate      Maturity Date       Market Value
==================================================================================================================================
Chemicals (2.6%)
---------------
$         1,250,000         LaRoche Industries, Inc. .....................     9.500%            9/15/2007         $   937,500
          1,500,000         PCI Chemicals Canada, Inc. ...................     9.250            10/15/2007           1,260,000
          1,650,000         Royster-Clark, Inc./2/........................    10.250              4/1/2009           1,674,750
                                                           -----------------------------------------------------------------------
                                                           Total Chemicals                                           3,872,250
                                                           -----------------------------------------------------------------------

Construction (5.7%)
-------------------
          1,250,000         Amatek Industries Property, Ltd./2/...........    12.000             2/15/2008           1,192,188
          1,000,000         American Standard, Inc. ......................     7.625             2/15/2010             990,000
          1,650,000         Building One Services Corporation.............    10.500              5/1/2009           1,608,750
          1,000,000         Fortress Group, Inc. .........................    13.750             5/15/2003             961,250
            750,000         ISG Resources, Inc. ..........................    10.000             4/15/2008             768,750
          1,500,000         Omega Cabinets, Ltd. .........................    10.500             6/15/2007           1,545,000
          1,250,000         Penhall International Corporation.............    12.000              8/1/2006           1,265,625
                                                           -----------------------------------------------------------------------
                                                           Total Construction                                        8,331,563
                                                           -----------------------------------------------------------------------

Consumer Products (4.3%)
-----------------------
          1,000,000         Commemorative Brands, Inc. ...................    11.000             1/15/2007             670,000
          1,250,000         Doskocil Manufacturing Company, Inc. .........    10.125             9/15/2007             873,437
          1,000,000         Polaroid Corporation..........................    11.500             2/15/2006           1,052,500
          1,500,000         Revlon Consumer Products Corporation..........     8.625              2/1/2008           1,425,000
          1,250,000         Salton, Inc. .................................    10.750            12/15/2005           1,314,063
          1,250,000         Samsonite Corporation.........................    10.750             6/15/2008             931,250
                                                             ---------------------------------------------------------------------
                                                             Total Consumer Products                                 6,266,250
                                                             ---------------------------------------------------------------------

Containers (0.9%)
-----------------
          1,250,000         Anchor Glass Containers Corporation...........    11.250              4/1/2005           1,320,313
                                                             ---------------------------------------------------------------------
                                                             Total Containers                                        1,320,313
                                                             ---------------------------------------------------------------------

Energy (8.3%)
-------------
          1,500,000         Abraxas Petroleum Corporation.................    11.500             11/1/2004             881,250
            500,000         Abraxas Petroleum Corporation/2/..............    12.875             3/15/2003             515,625
          1,500,000         Clark Refining & Marketing Corporation........     8.375            11/15/2007           1,402,500
          1,000,000         Crown Central Petroleum Corporation...........    10.875              2/1/2005             920,000
          1,250,000         KCS Energy, Inc. .............................    11.000             1/15/2003             750,000
          1,000,000         Key Energy Services, Inc./2/..................    14.000             1/15/2009             955,000
          2,500,000         Northern Offshore ASA/2/......................    10.000             5/15/2007           1,125,000
          1,000,000         P&L Coal Holding Corporation..................     8.875             5/15/2008           1,037,500
          1,250,000         Pen Holdings, Inc. ...........................     9.875             6/15/2008           1,293,750
          1,000,000         RBF Finance Company/2/........................    11.000             3/15/2006           1,045,000

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    49

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount            Long-Term Fixed-Income Investments (96.5%)      Interest Rate      Maturity Date       Market Value
==================================================================================================================================
Energy (8.3%) - continued
-------------------------
$         1,500,000         Statia Terminals International N.V. ..........       11.750%         11/15/2003          $ 1,653,750
          1,500,000         Transamerican Energy Corporation/3/...........       11.500           6/15/2002              240,000
            500,000         XCL Limited/2/................................       13.500            5/1/2004              395,000
                                                             ---------------------------------------------------------------------
                                                             Total Energy                                             12,214,375
                                                             ---------------------------------------------------------------------

Financials (2.8%)
-----------------
            750,000         AmeriCredit Corporation/2/....................        9.875           4/15/2006              765,000
          1,300,000         AMRESCO, Inc. ................................       10.000           3/15/2004            1,085,500
          1,250,000         Arcadia Financial, Ltd. ......................       11.500           3/15/2007              975,000
                750         Arcadia Financial, Ltd. (Warrants)* ..........                                                 1,875
          1,500,000         Imperial Credit Industries, Inc. .............        9.875           1/15/2007            1,230,000
                                                             ---------------------------------------------------------------------
                                                             Total Financials                                          4,057,375
                                                             ---------------------------------------------------------------------

Food & Beverages (3.5%)
-----------------------
            320,000         Envirodyne Industries, Inc. ..................       12.000           6/15/2000              320,400
            750,000         Envirodyne Industries, Inc. ..................       10.250           12/1/2001              577,500
          1,250,000         Fresh Foods, Inc. ............................       10.750            6/1/2006            1,262,500
          1,500,000         Smithfield Foods, Inc. .......................        7.625           2/15/2008            1,440,000
          1,500,000         Specialty Foods Corporation...................       11.125           10/1/2002            1,470,000
                                                             ---------------------------------------------------------------------
                                                             Total Food & Beverages                                    5,070,400
                                                             ---------------------------------------------------------------------

Food Retailers (1.4%)
---------------------
          1,000,000         Fleming Companies, Inc. ......................       10.625          12/15/2001            1,026,250
          1,000,000         Fleming Companies, Inc. ......................       10.500           12/1/2004              982,500
                                                             ---------------------------------------------------------------------
                                                             Total Food Retailers                                      2,008,750
                                                             ---------------------------------------------------------------------

Forest Products & Paper (4.7%)
------------------------------
            500,000         American Pad & Paper Company..................       13.000          11/15/2005              305,000
          1,250,000         Four M Corporation............................       12.000            6/1/2006              937,500
          1,000,000         Gaylord Container Corporation.................        9.375           6/15/2007              950,000
          1,500,000         Indah Kiat Finance Mauritius, Ltd. ...........       10.000            7/1/2007            1,012,500
          1,650,000         Millar Western Forest Products, Ltd. .........        9.875           5/15/2008            1,526,250
          1,000,000         Sweetheart Cup Company, Inc. .................       10.500            9/1/2003              720,000
          1,500,000         Sweetheart Cup Company, Inc. .................        9.625            9/1/2000            1,432,500
                                                             ---------------------------------------------------------------------
                                                             Total Forest Products & Paper                             6,883,750
                                                             ---------------------------------------------------------------------

Health Care (3.7%)
------------------
          1,500,000         ICN Pharmaceuticals, Inc. ....................        9.250           8/15/2005            1,535,625
          1,500,000         Mariner Post-acute Network, Inc. .............        9.500           11/1/2007              795,000
          2,000,000         Tenet Healthcare Corporation..................        8.000           1/15/2005            2,010,000
          1,000,000         Triad Hospitals Holdings, Inc./2/.............       11.000           5/15/2009            1,010,000
                500         Imagyn (Warrants)* ...........................                                                    50
          1,000,000         Vencor, Inc./3/...............................        9.875            5/1/2005              150,000
                                                             ---------------------------------------------------------------------
                                                             Total Health Care                                         5,500,675
                                                             ---------------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
50    The AAL Mutual Funds Annual Report

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999


Principal Amount           Long-Term Fixed-Income Investments (96.5%)               Interest Rate Maturity Date  Market Value
-----------------------------------------------------------------------------------------------------------------------------
Leisure (8.1%)
--------------
       $1,000,000          Booth Creek Ski Holdings, Inc. ...........................   12.500%      3/15/2007    $   950,000
        1,250,000          Circus Circus Enterprise, Inc. ...........................    7.625       7/15/2013      1,174,275
        1,500,000          HMH Properties, Inc. .....................................    7.875        8/1/2005      1,477,500
        1,250,000          Harrahs Operating Company, Inc. ..........................    7.875      12/15/2005      1,260,938
        1,250,000          Livent, Inc./3/...........................................    9.375      10/15/2004        562,500
        1,070,000          Prime Hospitality Corporation.............................    9.250       1/15/2006      1,131,525
        1,250,000          Regal Cinemas, Inc. ......................................    9.500        6/1/2008      1,246,875
        1,500,000          Riviera Holdings Corporation..............................   10.000       8/15/2004      1,425,000
        1,000,000          Silver Cinemas, Inc. .....................................   10.500       4/15/2005        537,500
        1,250,000          Trump Atlantic City Associates Funding, Inc. .............   11.250        5/1/2006      1,100,000
        1,180,594          United Artists Theatre Circuit, Inc. .....................    9.300        7/1/2015      1,061,130
                                                                         ----------------------------------------------------
                                                                         Total Leisure                             11,927,243
                                                                         ====================================================
Media (2.1%)
------------
        1,000,000          Hollinger International Publishing, Inc. .................    8.625       3/15/2005      1,040,000
          750,000          Phoenix Color Corporation/2/..............................   10.375        2/1/2009        761,250
        1,250,000          Premier Graphics, Inc./2/.................................   11.500       12/1/2005      1,237,500
                                                                         ----------------------------------------------------
                                                                         Total Media                                3,038,750
                                                                         ====================================================
Media-Broadcasting (2.6%)
-------------------------
        1,000,000          Allbritton Communications, Inc. ..........................    9.750       11/30/2007     1,062,500
        1,650,000          Chancellor Media Corporation/2/...........................    8.000        11/1/2008     1,699,500
        1,000,000          Spanish Broadcasting Systems, Inc. .......................   11.000        3/15/2004     1,090,000
                                                                         ----------------------------------------------------
                                                                         Total Media-Broadcasting                   3,852,000
                                                                         ====================================================
Media-Cable (4.8%)
------------------
        2,000,000          CSC Holdings, Inc.........................................    7.875        2/15/2018     2,050,000
        1,500,000          Century Communications Corporation........................    8.750        10/1/2007     1,560,000
        2,500,000          Charter Communication Holdings, LLC./2/...................    8.625         4/1/2009     2,559,375
          750,000          Jones Intercable, Inc. ...................................    8.875         4/1/2007       816,563
                                                                         ----------------------------------------------------
                                                                         Total Media-Cable                          6,985,938
                                                                         ====================================================
Metals-Diversified (2.6%)
-------------------------
        1,500,000          Algoma Steel Corporation..................................   12.375         7/15/2005    1,500,000
        1,650,000          Oglebay Norton Company/2/.................................   10.000          2/1/2009    1,625,250
          750,000          Sheffield Steel Corporation...............................   11.500         12/1/2005      738,750
                                                                         ----------------------------------------------------
                                                                         Total Metals-Diversified                   3,864,000
                                                                         ====================================================
Manufacturing-Auto (2.2%)
-------------------------
        1,650,000          Breed Technologies, Inc. .................................    9.250         4/15/2008      594,000
        1,000,000          Federal Mogul Corporation.................................    7.875          7/1/2010      998,090
          750,000          Talon Automotive Group, LLC. .............................    9.625          5/1/2008      661,875
        1,000,000          Trident Automotive Plc. ..................................   10.000        12/15/2005    1,035,000
                                                                         ----------------------------------------------------
                                                                         Total Manufacturing-Auto                   3,288,965
                                                                         ====================================================


The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                         The AAL Mutual Funds Annual Report   51

The AAL High Yield Bond - continued SCHEDULE OF INVESTMENTS OF APRIL 30, 1999


Principal Amount           Long-Term Fixed-Income Investments (96.5%)      Interest Rate   Maturity Date  Market Value
----------------------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing (10.5%)
-----------------------------------
    $ 1,500,000            Applied Extrusion Technologies, Inc.............    11.500%         4/1/2002  $  1,556,250
      1,250,000            BGF Industries, Inc./2/.........................    10.250         1/15/2009     1,275,000
      1,250,000            Derlan Manufacturing, Inc.......................    10.000         1/15/2007     1,139,062
      1,650,000            Global Imaging Systems, Inc./2/.................    10.750         2/15/2007     1,654,125
      1,500,000            High Voltage Engineering Corporation............    10.500         8/15/2004     1,428,750
      1,000,000            IMPAC Group, Inc................................    10.125         3/15/2008     1,002,500
      1,250,000            Indesco International, Inc......................     9.750         4/15/2008       798,438
      1,250,000            Key Components, LLC.............................    10.500          6/1/2008     1,187,500
      1,650,000            Morris Materials Handling Corporation...........     9.500          4/1/2008       899,250
      1,750,000            Paragon Corporation Holdings....................     9.625          4/1/2008     1,050,000
      1,000,000            RBX Corporation.................................    12.000         1/15/2003       915,000
      1,250,000            Russell-Stanley Holdings, Inc./2/...............    10.875         2/15/2009     1,268,750
      1,250,000            W.R. Carpenter North America, Inc...............    10.625         6/15/2007     1,253,125
                                                                     -------------------------------------------------
                                                                     Total Miscellaneous Manufacturing     15,427,750
                                                                     =================================================
Pollution Control (1.3%)
------------------------
      2,000,000            Envirosource, Inc...............................     9.750         6/15/2003     1,040,000
        940,000            HydroChem Industrial Services, Inc..............    10.375          8/1/2007       830,725
                                                                     -------------------------------------------------
                                                                     Total Pollution Control                1,870,725
                                                                     =================================================

Restaurants/Food Services (2.5%)
--------------------------------
      1,250,000            American Restaurant Group, Inc..................    11.500         2/15/2003     1,126,562
      1,650,000            AmeriServe Food Distribution, Inc...............     8.875        10/15/2006     1,518,000
      1,000,000            Tricon Global Restaurants, Inc..................     7.650         5/15/2008     1,028,860
                                                                     -------------------------------------------------
                                                                     Total Restaurants/Food Services        3,673,422
                                                                     =================================================
Retail Stores (3.5%)
--------------------
        750,000            Brown Group, Inc................................     9.500        10/15/2006       788,437
      1,000,000            Frank's Nursery & Crafts, Inc...................    10.250          3/1/2008     1,000,000
      1,000,000            Just for Feet, Inc./2/..........................    11.000          5/1/2009       985,000
      1,000,000            The Pantry, Inc.................................    10.250        10/15/2007     1,047,500
      1,250,000            Vista Eyecare, Inc..............................    12.750        10/15/2005     1,300,000
                                                                     -------------------------------------------------
                                                                     Total Retail Stores                    5,120,937
                                                                     =================================================
Technology (0.9%)
-----------------
      1,500,000            Viasystems, Inc.................................     9.750          6/1/2007     1,395,000
                                                                     -------------------------------------------------
                                                                     Total Technology                       1,395,000
                                                                     =================================================
Telecommunications (8.3%)
-------------------------
        750,000            BTI Telecom Corporation.........................    10.500         9/15/2007       712,500
      1,250,000            Globalstar, L.P.................................    11.375         2/15/2004       887,500
      1,500,000            IDT Corporation.................................     8.750         2/15/2006     1,530,000
      1,500,000            Iridium Capital Corporation.....................    11.250         7/15/2005       465,000
      1,250,000            Level 3 Communications, Inc.....................     9.125          5/1/2008     1,276,562
      1,650,000            Metrocall, Inc./2/..............................    11.000         9/15/2008     1,485,000
      1,250,000            Pac-West Telecommunications, Inc./2/............    13.500          2/1/2009     1,271,875
      1,250,000            Paging Network, Inc.............................    10.000        10/15/2008     1,012,500
      1,500,000            Primus Telecommunications Group, Inc./2/........    11.250         1/15/2009     1,582,500

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
52  The AAL Mutual Funds Annual Report

The AAL High Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount            Long-Term Fixed-Income Investments (96.5%)      Interest Rate   Maturity Date  Market Value
-----------------------------------------------------------------------------------------------------------------------
Telecommunications (8.3%) - continued
-------------------------------------
$ 1,750,000                 Spectrasite Holdings, Inc./2/................     0.000%        4/15/2009     $  1,023,750
  1,000,000                 USA Mobile Communications, Inc...............     9.500          2/1/2004          860,000
        500                 Unifi Communications, Inc. (Warrants)*.......                                           50
                                                                 -----------------------------------------------------
                                                                 Total Telecommunications                   12,107,237
                                                                 =====================================================
Textiles (2.7%)
---------------
    750,000                 Anvil Knitwear, Inc..........................    10.875         3/15/2007          338,437
  1,250,000                 Galey & Lord, Inc............................     9.125          3/1/2008          962,500
  1,650,000                 Ntex, Inc....................................    11.500          6/1/2006        1,518,000
  1,250,000                 WorldTex, Inc................................     9.625        12/15/2007        1,087,500
                                                                 -----------------------------------------------------
                                                                 Total Textiles                              3,906,437
                                                                 =====================================================

Transportation (2.9%)
---------------------
  1,000,000                 Allied Holdings, Inc.                             8.625         10/1/2007          970,000
  1,000,000                 Moran Transportation Company                     11.750         7/15/2004        1,087,500
  1,250,000                 Petro Stopping Center, L.P.                      10.500          2/1/2007        1,340,625
  1,000,000                 Transportation Maritima Mexicana S.A. de C.V.    10.000        11/15/2006          840,000
                                                                 -----------------------------------------------------
                                                                 Total Transportation                        4,238,125
                                                                 =====================================================
Utilities (3.6%)
----------------
  1,000,000                 CMS Energy Corporation                            7.500         1/15/2009        1,003,214
  1,500,000                 Calpine Corporation                               7.625         4/15/2006        1,503,750
  1,500,000                 Energy Corpration of America                      9.500         5/15/2007        1,421,250
  1,250,000                 Niagara Mohawk Power Corporation                  7.625         10/1/2005        1,283,829
                                                                 -----------------------------------------------------
                                                                 Total Utilities                             5,212,043
                                                                 =====================================================
                                                                 Total Long-Term Fixed-Income Investments
                                                                 (amortized cost basis $155,012,385)       141,434,273
                                                                 -----------------------------------------------------

                            Short-Term Investments (0.9%)/1/
                            ------------------------------------------------
  1,266,000                 Merrill Lynch & Company, Inc....................  4.950            5/3/99        1,265,652
                                                                 -----------------------------------------------------
                                                                 Total Short-Term Investments
                                                                 (amoritized cost basis $1,265,652)          1,265,652
                                                                 =====================================================

                                                                 -----------------------------------------------------
                                                                 TOTAL INVESTMENTS (97.4%)
                                                                 (amortized cost basis $156,278,037)       142,699,925
                                                                 =====================================================

                                                                 -----------------------------------------------------
                                                                 Other Assets, Less Liabilities (2.6%)       3,840,845
                                                                 =====================================================

                                                                 -----------------------------------------------------
                                                                 Net Assets (100%)                        $146,540,770
                                                                 =====================================================

*    Non-income producing
/1/ The interest rate reflects the discount rate at the date of purchase. /2/ 144A security
/3/  Securities in default.

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                           The AAL Mutual Funds Annual Report 53

The AAL Municipal Bond Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999


Investment Objective
--------------------
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal securities.

Principal Amount         Municipal Bond Investments (98.4%)                    Interest Rate     Maturity Date    Market Value
------------------------------------------------------------------------------------------------------------------------------
Alabama (1.2%)
--------------
$       $3,890,000       Courtland, Alabama Industrial Development
                         Board Solid Waste Disposal Industrial Revenue
                         Bonds (Champion International Corporation Project)
                         (Subject to 'AMT')...................................     7.000%           6/1/2022      $  4,152,575

         2,000,000       Jefferson County, Alabama Sewer Revenue Bonds
                         (Series A) (FGIC Insured)............................     5.750            2/1/2038         2,130,000
                                                             -----------------------------------------------------------------
                                                             Total Alabama                                           6,282,575
                                                             -----------------------------------------------------------------
Alaska (0.9%)
-------------
         2,130,000       Alaska Industrial Development Authority Power
                         Revenue Bonds (Snettisham Hydroelectric Project)
                         (1st Series) (AMBAC Insured) (Subject to 'AMT')......     6.000            1/1/2014         2,335,012

         2,260,000       Alaska Industrial Development Authority Power
                         Revenue Bonds (Snettisham Hydroelectric Project)
                         (1st Series) (AMBAC Insured) (Subject to 'AMT')......     6.000            1/1/2015         2,463,400
                                                             -----------------------------------------------------------------
                                                             Total Alaska                                            4,798,412
                                                             =================================================================
Arizona (2.3%)
--------------
         3,715,000       Maricopa County, Arizona Industrial Development
                         Authority Health Facilities Revenue Bonds (Pennington
                         Gardens Project) (Series A) (GNMA Insured) **........     6.300           9/20/2038         4,058,636

         1,205,000       Maricopa County, Arizona Industrial Development
                         Authority Health Facilities Revenue Bonds (Pennington
                         Gardens Project) (Series A) (GNMA Insured)...........     6.250           9/20/2029         1,316,463

         1,000,000       Mohave County, Arizona School District #1 General
                         Obligation Bonds (Series A) (GNMA Insured)...........     5.900           7/1/2015          1,087,500

         5,000,000       Salt River, Arizona Project Revenue Bonds............     5.500           1/1/2019          5,150,000

           450,000       University of Arizona Certificate of Participation
                         Bonds (Administrative and Parking Facilities)
                         (MBIA Insured).......................................     6.000          7/15/2023            484,313
                                                             -----------------------------------------------------------------
                                                             Total Arizona                                          12,096,912
                                                             =================================================================
California (14.5%)
------------------
         2,000,000       ABAG Finance Authority for Nonprofit Corporations,
                         California Certificate Participation Bonds (Channing
                         House Project).......................................     5.500          2/15/2029          1,985,000

         3,715,000       California Rural Home Mortgage Finance Authority
                         Single Family Mortgage Revenue Bonds (GNMA/FNMA/
                         FHLMC Insured) (Series A-2) (Subject to 'AMT') **....     7.000           9/1/2029          4,137,581

         4,065,000       California Rural Home Mortgage Finance Authority
                         Single Family Mortgage Revenue Bonds (Series A)
                         (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT').........     5.750          12/1/2029          4,481,662

         1,015,000       California Rural Home Mortgage Finance Authority
                         Single Family Mortgage Revenue Bonds (Series A)
                         (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT').........     7.520          12/1/2024          1,112,694

         1,015,000       California Rural Home Mortgage Finance Authority
                         Single Family Mortgage Revenue Bonds (Series A-3)
                         (GNMA/FHLMC/FNMA Insured) (Subject to 'AMT').........     7.250          12/1/2024          1,112,694

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
54  The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount         Municipal Bond Investments (98.4%)                    Interest Rate    Maturity Date     Market Value
------------------------------------------------------------------------------------------------------------------------------
California  (14.5%) - continued
-------------------------------
$        1,725,000       California Rural Home Mortgage Finance Authority
                         Single Family Mortgage Revenue Bonds (Series D,
                         Class 5) (GNMA/ FNMA/FHLMC Insured)
                         (Subject to 'AMT')...................................     6.700%         5/1/2029         $ 1,940,625

         4,855,000       Contra Costa County, California Home Mortgage
                         Revenue Bonds (Escrowed to Maturity).................     7.500          5/1/2014           6,311,500

         1,335,000       Foothill/Eastern Transportation California Toll Road
                         Revenue Bonds (Series A).............................     0.000          1/1/2005           1,036,294

         5,000,000       Foothill/Eastern Transportation California Toll Road
                         Revenue Bonds (Series A) **..........................     0.000          1/1/2009           4,112,500

         5,000,000       Foothill/Eastern Transportation California Toll Road
                         Revenue Bonds (Series A).............................     0.000          1/1/2010           4,156,250

         5,000,000       Foothill/Eastern Transportation California Toll Road
                         Revenue Bonds (Series A).............................     0.000          1/1/2011           4,206,250

           605,000       Foothill/Eastern Transportation California Toll Road
                         Revenue Bonds (Series A).............................     0.000          1/1/2012             515,762

         6,000,000       Foothill/Eastern Transportation California Toll Road
                         Revenue Bonds (Series A).............................     0.000          1/1/2013           5,197,500

         7,145,000       Foothill/Eastern Transportation California Toll Road
                         Revenue Bonds (Series A).............................     0.000          1/1/2014           6,234,013

        10,135,000       Foothill/Eastern Transportation California Toll Road
                         Revenue Bonds (Series A).............................     5.000          1/1/2035           9,666,256

         4,200,000       Fresno, California Sewer Revenue Bonds (Series
                         1993 A-1) (AMBAC Insured)............................     6.250          9/1/2014           4,935,000

           580,000       Kern, California High School District General
                         Obligation Bonds (Series A) (MBIA Insured)...........     6.600          2/1/2016             685,850

           735,000       Los Angeles, California Wastewater Revenue Bonds
                         (Series B) (MBIA Insured)............................     5.700          6/1/2023             780,019

         2,000,000       Modesto, California Irrigation District Certificate
                         Participation Bonds (Series B).......................     5.300          7/1/2022           2,007,500

         3,500,000       Orange County, California Transit Authority Sales Tax
                         Revenue Bonds (Series 1992-M) (MBIA Insured).........     6.000         2/15/2009           3,968,125

         4,200,000       Pomona, California Single Family Housing Revenue
                         Bonds (Escrowed to Maturity).........................     7.600          5/1/2023           5,491,500

         2,075,000       Pomona, California Unified School District General
                         Obligation Bonds (MBIA Insured) **...................     6.500          8/1/2019           2,435,531

         1,505,000       Sanger, California Unified School District General
                         Obligation Bonds (MBIA Insured) *....................     5.350          8/1/2015           1,570,844
                                                       -----------------------------------------------------------------------
                                                       Total California                                             76,968,256
                                                       =======================================================================

Colorado (2.6%)
---------------
         2,500,000       Colorado Housing Finance Authority Single Family
                         Revenue Bonds (Series A-2) (Subject to 'AMT')........     6.600          5/1/2028           2,746,875

         1,000,000       Colorado Housing Finance Authority Single Family
                         Revenue Bonds (Series A-3)...........................     6.500          5/1/2016           1,091,250

         1,750,000       Colorado Housing Finance Authority Single Family
                         Revenue Bonds (Series B).............................     6.550          5/1/2025           1,911,875

         3,250,000       Colorado Housing Finance Authority Single Family
                         Revenue Bonds (Series D-2) (Subject to 'AMT')........     6.350         11/1/2029           3,558,750

           800,000       Dawson Ridge Metropolitan District #1, Colorado
                         (Series A)...........................................     0.000         10/1/2012             391,000

           620,000       Dawson Ridge Metropolitan District #1, Colorado
                         (Series B)...........................................     0.000         10/1/2012             303,025

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report  55

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount         Municipal Bond Investments (98.4%)                    Interest Rate     Maturity Date  Market Value
===========================================================================================================================
Colorado  (2.6%) - continued
----------------------------
$    1,600,000           Denver, Colorado Health and Hospital Revenue
                         Bonds (Series A)..........................................    5.100%    12/1/2010   $  1,608,000

     1,000,000           Denver, Colorado Health and Hospital Revenue
                         Bonds (Series A)..........................................    5.150     12/1/2011      1,005,000

     1,390,000           Highlands Ranch Metro District #3, Colorado General
                         Obligation Unlimited Bonds (ACA Insured)..................    5.125     12/1/2012      1,417,800
                                                                 --------------------------------------------------------------
                                                                 Total Colorado                                14,033,575
                                                                 ==============================================================

Florida  (1.9%)
---------------
       430,000           Enterprise Community Development District,
                         Florida Water and Sewer Revenue Bonds
                         (MBIA Insured)............................................    6.125      5/1/2024        464,938

       480,000           Florida State Board of Education Capital Outlay
                         General Obligation Bonds (Series B).......................    5.875      6/1/2024        524,400


     1,000,000           Halifax Hospital Medical Center of Florida Revenue
                         Bonds (ACA Insured).......................................    5.000      4/1/2011      1,012,500

       500,000           Hillsborough County, Florida Aviation Revenue Bonds
                         (Tampa International Airport Project) (Series B)
                         (FGIC Insured)............................................    5.875     10/1/2023        541,250

     1,000,000           Jacksonville, Florida Port Authority Airport Revenue
                         Refunding Bonds (Subject to 'AMT') (FGIC Insured).........    5.000     10/1/2011      1,013,750

     1,445,000           Manatee County, Florida Housing Finance Authority
                         Single Family Revenue Bonds (Series 1) (GNMA
                         Insured) (Subject to 'AMT')...............................    6.250     11/1/2028      1,584,081

     1,670,000           Manatee County, Florida Housing Finance Authority
                         Single Family Revenue Bonds (Series 1)
                         (Subject to 'AMT')........................................    7.200      5/1/2028      1,868,312

     2,000,000           Orange County, Florida Health Facilities Authority
                         Bonds (MBIA Insured)......................................    6.250     10/1/2018      2,310,000

     1,000,000           Suwannee County, Florida Health Care Facilities
                         Revenue Bonds (Advent Christian Village Project)
                         (ACA Insured) *...........................................    5.250      4/1/2024        973,750
                                                                 --------------------------------------------------------------
                                                                 Total Florida                                 10,292,981
                                                                 ===============================================================

Georgia  (2.9%)
---------------
       565,000           Baldwin County, Georgia Hospital Authority Revenue
                         Bonds (Oconee Regional Medical Center)....................    5.350     12/1/2014        558,644

       880,000           Baldwin County, Georgia Hospital Authority Revenue
                         Bonds (Oconee Regional Medical Center)....................    5.400     12/1/2015        873,400

     2,000,000           Burke County, Georgia Development Authority
                         Pollution Control Revenue Bonds (Georgia Power
                         Company Plant Project) (2nd Series) *.....................    5.250      5/1/2034      1,977,500

     4,000,000           Georgia Municipal Electric Authority Power Revenue
                         Refunding Bonds (Series Z) (FGIC Insured).................    5.500      1/1/2012     4,315,000

     4,000,000           Georgia Municipal Electric Authority Power Revenue
                         Bonds (Series A) (MBIA/IBC Insured).......................    6.500      1/1/2012     4,690,000

       2,690,000         Georgia Municipal Electric Authority Power Revenue
                         Bonds (Series DD) (AMBAC/TCRS Insured)....................    7.000      1/1/2008     3,194,375
                                                                 ----------------------------------------------------------
                                                                 Total Georgia                                15,608,919
                                                                 ============================================================

Illinois  (14.8%)
       2,245,000         Bolingbrook, Illinois Capital Appreciation General
                         Obligation Bonds (Series B) (MBIA Insured) *..............    0.000      1/1/2011     1,248,781

       1,000,000         Bolingbrook, Illinois Capital Appreciation General
                         Obligation Bonds (Series B) (MBIA Insured) *..............    0.000      1/1/2013       490,000

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
56 The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount         Municipal Bond Investments (98.4%)                    Interest Rate     Maturity Date  Market Value
===========================================================================================================================
Illinois  (14.8%) - continued
-----------------------------
$       2,000,000     Bolingbrook, Illinois Capital Appreciation General
                      Obligation Bonds (Series B) (MBIA Insured) *.............    0.000%            1/1/2029       $  387,500

        2,000,000     Broadview, Illinois Tax Increment Revenue Bonds..........    5.250             7/1/2012        1,977,500

        1,000,000     Broadview, Illinois Tax Increment Revenue Bonds..........    5.375             7/1/2015          978,750

          200,000     Chicago, Illinois Board of Education General
                      Obligation Bonds (Chicago School Reform Project)
                      (AMBAC Insured)..........................................    5.800            12/1/2017          217,750

        4,000,000     Chicago, Illinois O'Hare International Airport
                      Special Facilities Revenue Bonds (United Airlines
                      Project) (Series A)......................................    5.350             9/1/2016        3,960,000

          325,000     Chicago, Illinois Public Building Authority Revenue
                      Bonds (Chicago Transit) (AMBAC Insured)..................    6.100             1/1/2007          355,875

        5,000,000     Chicago, Illinois Revenue Bonds (O'Hare
                      International Airport) (MBIA Insured)
                      (Subject to 'AMT').......................................    5.700             1/1/2008        5,275,000
        4,750,000     Chicago, Illinois Single Family Mortgage Revenue

                      Bonds (Collection Series A-1) (GNMA/FNMA/
                      FHLMC Insured) (Subject to 'AMT')........................    6.450             9/1/2029        5,213,125

        2,280,000     Chicago, Illinois Single Family Mortgage Revenue
                      Bonds (GNMA Insured) (Subject to 'AMT')..................    7.250             9/1/2028        2,559,300

        3,000,000     Chicago, Illinois Single Family Mortgage Revenue
                      Bonds (Series C-1) (Subject to 'AMT')
                      (FNMA/GNMA Insured)......................................    6.300             9/1/2029        3,258,750

        2,250,000     Cook County, Illinois General Obligation Bonds
                      (Series B) (FGIC Insured)................................    5.500           11/15/2022        2,297,813

          765,000     Cook County, Illinois School District #100 General
                      Obligation Unlimited Bonds (Berwyn South)
                      (FSA Insured)............................................    8.200            12/1/2009          997,369

          880,000     Cook County, Illinois School District #99 - Cicero
                      General Obligation Bonds (FGIC Insured)..................    8.500            12/1/2006        1,116,500

        1,250,000     Cook County, Illinois School District #99 - Cicero
                      General Obligation Bonds (FGIC Insured)..................    8.500            12/1/2011        1,706,250

        1,565,000     Cook County, Illinois School District #99 - Cicero
                      General Obligation Bonds (FGIC Insured)..................    8.500            12/1/2014        2,194,912

        1,815,000     Cook County, Illinois School District #99 - Cicero
                      General Obligation Bonds (FGIC Insured)..................    8.500            12/1/2016        2,579,569

        2,620,000     Du Page County, Illinois General Obligation Bonds
                      (Stormwater Project).....................................    5.600             1/1/2021        2,787,025

        9,400,000     Hoffman Estates, Illinois Tax Increment Jr. Lien
                      Capital Appreciation Revenue Bonds.......................    0.000            5/15/2003        7,849,000

        2,225,000     Illinois Educational Facilities Authority Revenue
                      Bonds (Northwestern University)..........................    5.150            11/1/2032        2,319,563

        3,500,000     Illinois Educational Facilities Authority Revenue
                      Bonds (Northwestern University)..........................    5.200            11/1/2032        3,657,500

        1,500,000     Illinois Health Facilities Authority Revenue
                      Refunding Bonds (Silver Cross Hospital)..................    5.500            8/15/2019        1,471,875

          225,000     Illinois Regional Transit Authority Revenue Bonds
                      (Series 94-D) (FGIC Insured).............................    7.100             6/1/2025          257,062

          585,000     Illinois Regional Transit Authority Revenue Bonds
                      (Series A) (AMBAC Insured)...............................    6.250             6/1/2024          645,694

        3,000,000     Illinois Regional Transit Authority Revenue Bonds
                      (Series A) (FGIC Insured)................................    6.700            11/1/2021        3,675,000

          250,000     Illinois State General Obligation Unlimited Bonds
                      (MBIA Insured)...........................................    6.000             2/1/2016          267,813

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                           The AAL Mutual Funds Annual Report 57

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount                  Municipal Bond Investments (98.4%)                   Interest Rate   Maturity Date   Market Value
===================================================================================================================================
Illinois  (14.8%) - continued
-----------------------------
$        450,000                  Illinois State General Obligation Unlimited Bonds
                                  (MBIA Insured).......................................  6.100%        2/1/2019     $   480,375

      10,650,000                  Metropolitan Pier and Exposition Center, Illinois
                                  Revenue Bonds........................................  7.000         7/1/2026      12,926,437

       1,290,000                  Peoria, Moline, and Freeport, Illinois Single Family
                                  Revenue Bonds (Series A) (GNMA/FHA/VA
                                  Insured) (Subject to 'AMT')..........................  7.600         4/1/2027       1,427,062

         600,000                  Southwestern Illinois Development Authority
                                  Revenue Bonds (Anderson Hospital Project)............  5.500        8/15/2020         592,500

       2,225,000                  Winnebago County, Illinois School District Capital
                                  Appreciation General Obligation Unlimited Bonds
                                  (FSA Insured)........................................  0.000         1/1/2012       1,198,719

       4,445,000                  Winnebago County, Illinois School District Capital
                                  Appreciation General Obligation Unlimited Bonds
                                  (FSA Insured)........................................  0.000         1/1/2013       2,266,950

                                                                        ------------------------------------------------------------
                                                                        Total Illinois                               78,637,319
Indiana  (1.9%)                                                         ============================================================
--------------
         295,000                  Indiana Health Facilities Finance Authority Hospital
                                  Revenue Bonds (Riverview Hospital Project)...........  5.000         8/1/2010         293,525

       1,500,000                  Indiana Municipal Power Agency Supply System
                                  Revenue Refunding Bonds (Series A) (MBIA Insured)....  5.300         1/1/2023       1,498,125

       4,550,000                  Indiana Transportation Finance Authority Revenue
                                  Bonds (MBIA Insured).................................  7.250         6/1/2015       5,733,000

       2,000,000                  Lawrence Township, Indiana Metropolitan School
                                  District General Obligation Bonds....................  6.875         7/5/2011       2,375,000
                                                                        ------------------------------------------------------------
                                                                        Total Indiana                9,899,650
                                                                        ============================================================
Iowa  (0.3%)
------------
         400,000                  Keokuk, Iowa Hospital Facility Revenue Refunding
                                  Bonds (Keokuk Area Hospital Project).................  4.900        12/1/2006         398,500


       1,100,000                  Keokuk, Iowa Hospital Facility Revenue Refunding
                                  Bonds (Keokuk Area Hospital Project).................  5.400        12/1/2015       1,083,500

         350,000                  Keokuk, Iowa Hospital Facility Revenue Refunding
                                  Bonds (Keokuk Area Hospital Project).................  5.500        12/1/2009         360,063

                                                                        ------------------------------------------------------------
                                                                        Total Iowa                                    1,842,063
                                                                        ============================================================

Kansas  (1.2%)
---------------
         695,000                  Labette County, Kansas Single Family Revenue
                                  Bonds (Series A-2) (GNMA Insured)....................  7.650        12/1/2011         745,388

       3,500,000                  Sedgwick and Shawnee Counties, Kansas Single
                                  Family Revenue Mortgage Bonds (Series A-1)
                                  (GNMA Insured) (Subject to 'AMT')....................  5.500        12/1/2022       3,854,375

       1,805,000                  Sedgwick and Shawnee Counties, Kansas Single
                                  Family Revenue Mortgage Bonds (Series A-1)
                                  (Subject to 'AMT') (GNMA Insured)....................  6.950         6/1/2029       1,980,987
                                                                        -----------------------------------------------------------
                                                                         Total Kansas                                 6,580,750
                                                                        ============================================================
Kentucky  (0.1%)
----------------
         370,000                  Ashland, Kentucky Sewer and Solid Waste Revenue
                                  Bonds (Ashland Incorporated Project)
                                  (Subject to 'AMT')...................................  7.125         2/1/2022         412,088
                                                                        -----------------------------------------------------------
                                                                        Total Kentucky                                  412,088
                                                                        ============================================================

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
58  The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount           Municipal Bond Investments (98.4%)                   Interest Rate   Maturity Date  Market Value
===========================================================================================================================
Louisiana  (0.8%)
-----------------
$         1,545,000        Jefferson Parish, Louisiana Home Mortgage Revenue
                           Bonds (Series A) (GNMA/FNMA Insured) (Subject
                           to 'AMT')...........................................      5.850%     12/1/2028      $ 1,585,556

          2,500,000        St. John Baptist Parish, Louisiana Environmental
                           Improvement Revenue Bonds (USX Corporation
                           Project) **.........................................      5.350      12/1/2013        2,459,375
                                                                       ----------------------------------------------------
                                                                       Total Louisiana                           4,044,931
                                                                       ====================================================
Massachusetts  (0.6%)
---------------------
          1,000,000        Massachusetts State Development Finance Agency
                           Revenue Bonds (Boston Biomedical Research
                           Institute Project)..................................      5.750       2/1/2029          992,500

          2,000,000        Massachusetts State Health and Educational Facilities
                           Authority Revenue Bonds (Partners Healthcare
                           Systems, Series B)..................................      5.125       7/1/2019        1,942,500
                                                                       ----------------------------------------------------
                                                                       Total Massachusetts                       2,935,000
                                                                       ====================================================
Michigan  (4.7%)
----------------
          2,580,000        Bishop International Airport Authority Revenue
                           Bonds (Series B) (ACA Insured)......................      5.125      12/1/2017        2,528,400

          1,085,000        Bishop International Airport Authority Revenue
                           Bonds (Series B) (ACA Insured)......................      5.250      12/1/2012        1,099,919

          4,165,000        Chelsea, Michigan Economic Development Corporation
                           Limited Obligation Revenue Refunding Bonds (United
                           Methodist Retirement Project).......................      5.400     11/15/2027        3,883,862

            145,000        Hillsdale, Michigan Hospital Finance Authority
                           Hospital Revenue Bonds (Hillsdale Community
                           Health Center)......................................      4.300      5/15/2000          144,825

            100,000        Hillsdale, Michigan Hospital Finance Authority
                           Hospital Revenue Bonds (Hillsdale Community
                           Health Center)......................................      4.600      5/15/2002           99,625

            260,000        Hillsdale, Michigan Hospital Finance Authority
                           Hospital Revenue Bonds (Hillsdale Community
                           Health Center)......................................      4.700      5/15/2004          258,700

            135,000        Hillsdale, Michigan Hospital Finance Authority
                           Hospital Revenue Bonds (Hillsdale Community
                           Health Center)......................................      4.800      5/15/2005          134,156

          1,775,000        Michigan Higher Education Facilities Authority
                           Limited Obligation Revenue Bonds (Series C)
                           (Asset Guaranteed)..................................      5.000       5/1/2014        1,757,250

          5,500,000        Michigan Public Power Agency Revenue Refunding
                           Bonds (Belle River Project) (MBIA Insured)..........      5.000       1/1/2019        5,383,125

          2,500,000        Michigan State Hospital Finance Authority Revenue
                           Bonds (Hackley Hospital Project) (Series A).........      5.300       5/1/2013        2,503,125

          2,500,000        Michigan State Strategic Fund Pollution Control
                           Revenue Bonds (General Motors Corporation)..........      6.200       9/1/2020        2,693,750

          4,250,000        Tawas City, Michigan Hospital Finance Authority
                           Revenue Refunding Bonds (St. Joseph Project)
                           (Series A) (IBCC Guaranteed)........................      5.750      2/15/2023        4,473,125
                                                                       ----------------------------------------------------
                                                                       Total Michigan                           24,959,862
                                                                       ====================================================

Mississippi  (1.0%)
-------------------
          2,000,000        Mississippi Home Corporation Single Family
                           Revenue Bonds (Series A) (Mortgage Class 6)
                           (GNMA/FNMA Insured) (Subject to 'AMT')..............      5.250       6/1/2031        2,172,500

          3,000,000        Mississippi Home Corporation Single Family
                           Revenue Bonds (Series B) (Mortgage Class 7)
                           (FNMA/GNMA Insured) (Subject to 'AMT')..............      5.250       6/1/2030        3,236,250
                                                                       ----------------------------------------------------
                                                                       Total Mississippi                         5,408,750
                                                                       ====================================================

  The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report  59

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount    Municipal Bond Investments (98.4%)                                  Interest Rate  Maturity Date  Market Value
====================================================================================================================================
Missouri (2.2%)
---------------
$   1,170,000       Missouri State Health and Educational Facilities
                    Authority Revenue Bonds (Lake Ozarks General
                    Hospital, Inc.) (Asset Guaranteed)..................................       5.250%      2/15/2011  $ 1,205,100
    1,140,000       Missouri State Health and Educational Facilities
                    Authority Revenue Bonds (Lake Ozarks General
                    Hospital, Inc.) (Asset Guaranteed)..................................       5.250       2/15/2012    1,168,500
    1,960,000       Missouri State Housing Development Community
                    Single Family Mortgage Revenue Bonds (Series C-1)
                    (GNMA/FNMA Insured).................................................       6.550        9/1/2028    2,143,750
    1,150,000       Missouri State Housing Development Community
                    Single Family Mortgage Revenue Bonds (Series D-2)
                    (FNMA/GNMA Insured) (Subject to 'AMT')..............................       6.300        3/1/2029    1,269,313
    5,425,000       Missouri State Housing Development Community
                    Single Family Mortgage Revenue Bonds
                    (GNMA/FNMA Insured) (Subject to 'AMT')..............................       7.300        3/1/2028    6,103,125
                                                                      ------------------------------------------------------------
                                                                      Total Missouri                                   11,889,788
                                                                      ------------------------------------------------------------

Montana (0.2%)
--------------
    1,000,000       Montana Single Family Housing Revenue Bonds
                    (Series RA) (FHA/VA Insured)........................................       6.400       12/1/2012    1,055,000
                                                                      -------------------------------------------------------------
                                                                      Total Montana                                     1,055,000
                                                                      -------------------------------------------------------------

Nevada (1.1%)
-------------
    6,000,000       Clark County, Nevada Industrial Development Revenue
                    Bonds (Nevada Power Company Project) (Series A)
                    (Subject to 'AMT')..................................................       5.900       11/1/2032    6,105,000
                                                                      -------------------------------------------------------------
                                                                      Total Nevada                                      6,105,000
                                                                      -------------------------------------------------------------

New Mexico (0.5%)
-----------------
    2,275,000       New Mexico Mortgage Finance Authority Revenue
                    Bonds (Series F)....................................................       7.000        1/1/2026    2,664,594
                                                                      ------------------------------------------------------------
                                                                      Total New Mexico                                  2,664,594
                                                                      -------------------------------------------------------------

New York (10.2%)
----------------
    3,500,000       New York Dormitory Authority State University
                    Education Facilities Revenue Bonds (Series A).......................       5.875       5/15/2011    3,880,625
    5,000,000       New York Dormitory Authority State University
                    Education Facilities Revenue Bonds (Series A).......................       5.875       5/15/2017    5,518,750
    2,000,000       New York Dormitory Authority State University
                    Education Facilities Revenue Bonds (Series A).......................       7.500       5/15/2013    2,542,500
    5,000,000       New York Dormitory Authority State University
                    Education Facilities Revenue Bonds (Series B).......................       5.250       5/15/2019    5,125,000
    1,000,000       New York State Dormitory Authority Revenue Bonds
                    (Sam Hospital Sufferen) (Asset Guaranteed)..........................       5.500        7/1/2011    1,065,000
    3,000,000       New York State Local Government Assistance
                    Corporation Refunding Revenue Bonds
                    (MBIA Insured)......................................................       5.250        4/1/2016    3,112,500
    3,000,000       New York State Medical Care Facilities, Finance
                    Agency Revenue Bonds (Mental Health Services)
                    (FSA Insured).......................................................       5.375       2/15/2014    3,093,750
    9,000,000       New York State Thruway Authority Highway and
                    Bridge Service Contract Revenue Bonds...............................       5.600        4/1/2005    9,641,250
    7,275,000       Triborough Bridge and Tunnel Authority Revenue
                    Bonds (New York Convention Center Project Bonds)
                    (Series E)..........................................................       7.250        1/1/2010    8,429,906

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
60   The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount    Municipal Bond Investments (98.4%)                            Interest Rate  Maturity Date    Market Value
=================================================================================================================================
New York  (10.2%) - continued
-----------------------------
$   6,915,000       Triborough Bridge and Tunnel Authority Revenue
                    Bonds (Series B).............................................        5.000%      1/1/2020     $ 6,871,782
    5,000,000       Triborough Bridge and Tunnel Authority Revenue
                    Bonds (Series Q).............................................        5.000       1/1/2017       4,993,850
                                                                      -----------------------------------------------------------
                                                                      Total New York                               54,274,913
                                                                      -----------------------------------------------------------

North Carolina  (0.6%)
----------------------
    1,845,000       North Carolina Eastern Municipal Power Agency
                    Power Revenue Bonds (FSA Insured)............................        7.500       1/1/2010       2,299,331
      400,000       North Carolina Eastern Municipal Power Agency
                    Power Revenue Bonds (Series A) (FGIC Insured)................        6.125       1/1/2011         428,500
      475,000       North Carolina Eastern Municipal Power Agency
                    Power System Revenue Bonds (Series A)........................        6.400       1/1/2021         500,532
                                                                      -----------------------------------------------------------
                                                                      Total North Carolina                          3,228,363
                                                                      -----------------------------------------------------------

Ohio  (1.4%)
------------
    4,015,000       Akron Bath Copley, Ohio Joint Township Hospital
                    District Revenue Bonds (Summa Health Systems
                    Project) (Series A)..........................................        5.750     11/15/2008       4,140,469
    1,000,000       Franklin County, Ohio Hospital Revenue Bonds
                    (Children's Hospital Project) *..............................        5.200       5/1/2029         977,500
      100,000       Ohio State Higher Education Facilities Revenue
                    Bonds (Case Western Reserve University Project)..............        6.000      10/1/2022         105,750
    2,250,000       Parma, Ohio Hospital Improvement Revenue
                    Refunding Bonds (Parma Community General
                    Hospital Association)........................................        5.250      11/1/2013       2,247,187
                                                                      -----------------------------------------------------------
                                                                      Total Ohio                                    7,470,906
                                                                      -----------------------------------------------------------

Oklahoma  (1.4%)
----------------
    1,000,000       Oklahoma Development Finance Authority
                    Revenue Bonds (Hillcrest Healthcare Systems
                    Project) (Series A)..........................................        5.750      8/15/2012       1,027,500
    3,075,000       Tulsa, Oklahoma Industrial Authority Educational
                    Facilities Revenue Bonds (Holland Hall School
                    Project) (Series A) *........................................        5.250      12/1/2019       3,025,031
    2,970,000       Tulsa, Oklahoma Industrial Authority Educational
                    Facilities Revenue Bonds (Holland Hall School
                    Project) (Series B) *........................................        5.000      12/1/2014       2,940,300
      100,000       Tulsa, Oklahoma Industrial Authority Hospital
                    Revenue Bonds (St. John's Medical Center Project)............        6.250      2/15/2014         107,750
      175,000       Tulsa, Oklahoma Industrial Authority Hospital
                    Revenue Bonds (St. John's Medical Center Project)............        6.250      2/15/2017         187,906
                                                                      -----------------------------------------------------------
                                                                      Total Oklahoma                                7,288,487
                                                                      -----------------------------------------------------------

Oregon  (1.0%)
--------------
    2,000,000       Cow Creek Band, Oregon Revenue Bonds
                    (Umpqua Tribe of Indians) (AMBAC Insured)....................        5.100       7/1/2012       2,050,000
    3,000,000       Port Saint Helens, Oregon Revenue Bonds
                    (Portland General Electric Company)
                    (Subject to 'AMT')...........................................        5.250       8/1/2014       3,022,500
                                                                      -----------------------------------------------------------
                                                                      Total Oregon                                  5,072,500
                                                                      -----------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    61

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount    Municipal Bond Investments (98.4%)                                Interest Rate  Maturity Date  Market Value
==================================================================================================================================
Pennsylvania  (3.6%)
--------------------
$      900,000      Delaware County, Pennsylvania Authority School
                    Revenue Bonds (The Haverford School Project).....................       5.000%      3/15/2014   $   879,750
       250,000      Media Boro, Pennsylvania Guaranteed Water
                    Revenue Bonds (MBIA Insured).....................................       6.550        1/1/2017       269,687
     1,405,000      Norristown, Pennsylvania Capital Appreciation
                    Bonds (Series A) (Asset Guaranteed)..............................       0.000      12/15/2010       804,363
     1,465,000      Norristown, Pennsylvania Capital Appreciation
                    Bonds (Series A) (Asset Guaranteed)..............................       0.000      12/15/2012       741,656
       735,000      Norristown, Pennsylvania Capital Appreciation
                    Bonds (Series A) (Asset Guaranteed)..............................       0.000      12/15/2013       350,963
     1,465,000      Norristown, Pennsylvania Capital Appreciation
                    Bonds (Series A) (Asset Guaranteed)..............................       0.000      12/15/2015       620,794
     1,365,000      Pennsylvania Housing Finance Agency Single Family
                    Revenue Bonds (Series 47) (Subject to 'AMT').....................       6.750       10/1/2009     1,550,981
     1,455,000      Pennsylvania Housing Finance Agency Single Family
                    Revenue Bonds (Series 47) (Subject to 'AMT').....................       6.750       10/1/2010     1,653,244
     2,100,000      Pennsylvania State Higher Education Assistance
                    Agency Student Loan Revenue Bonds (AMBAC
                    Insured) (Subject to 'AMT')......................................       7.150        9/1/2021     2,367,750
       200,000      Pennsylvania State Higher Education Facilities
                    Authority Health Services Revenue Bonds
                    (Allegheny, Delaware Project) (Obligation A)
                    (MBIA Insured)...................................................       4.900      11/15/2001       203,750
     5,000,000      Pennsylvania State Higher Education Facilities
                    Authority Health Services Revenue Bonds
                    (Allegheny, Delaware Project) (Obligation A)
                    (MBIA Insured)...................................................       5.400      11/15/2007     5,075,000
     1,000,000      Pennsylvania State Higher Education Facilities
                    Authority Revenue Bonds (State System of Higher
                    Education) (Series N) (MBIA Insured).............................       5.800       6/15/2024     1,053,750
     1,015,000      Philadelphia, Pennsylvania Hospital and Higher
                    Education Facilities Authority Revenue Bonds
                    (Children's Seashore House Project) (Series A)...................       7.000       8/15/2017     1,102,543
     2,540,000      Philadelphia, Pennsylvania Hospital Authority
                    Revenue Bonds (Children's Hospital)..............................       5.000       2/15/2021     2,447,925
                                                                      ------------------------------------------------------------
                                                                      Total Pennsylvania                             19,122,156
                                                                      ============================================================

Rhode Island  (0.5%)
--------------------
       500,000      Rhode Island State Health and Educational Building
                    Corporation Revenue Bonds (Newport Hospital
                    Project).........................................................       5.000        7/1/2012       495,625
     2,000,000      Rhode Island State Health and Educational Building
                    Corporation Revenue Bonds (Newport Hospital
                    Project).........................................................       5.300        7/1/2029     1,920,000
                                                                      ------------------------------------------------------------
                                                                      Total Rhode Island                              2,415,625
                                                                      ============================================================

South Carolina  (0.6%)
----------------------
     1,250,000      Loris, South Carolina Community Hospital District
                    Revenue Bonds (Series A).........................................       5.500        1/1/2016     1,234,375
     2,000,000      Loris, South Carolina Community Hospital District
                    Revenue Bonds (Series B).........................................       5.625        1/1/2020     1,972,500
                                                                      ------------------------------------------------------------
                                                                      Total South Carolina                            3,206,875
                                                                      ============================================================

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
62    The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount    Municipal Bond Investments (98.4%)                               Interest Rate  Maturity Date  Market Value
=================================================================================================================================
South Dakota  (0.5%)
--------------------
$      500,000      South Dakota Conservancy District State Revolving
                    Revenue Bonds (Series A)........................................        6.200%      8/1/2015   $    535,000
     2,000,000      South Dakota State Building Authority Revenue Bonds*............        5.125       9/1/2019      1,970,000
                                                                 ----------------------------------------------------------------
                                                                 Total South Dakota                                   2,505,000
                                                                 ================================================================

Tennessee (0.3%)
----------------
       615,000      Chattanooga, Tennessee Health Education and Housing
                    Facilities Board Revenue Bonds (Siskin Rehabilitation
                    Hospital Project)...............................................        5.125       6/1/2013        603,469
       765,000      Chattanooga, Tennessee Health Education and Housing
                    Facilities Board Revenue Bonds (Siskin Rehabilitation
                    Hospital Project)...............................................        5.300       6/1/2018        743,006
                                                                 ----------------------------------------------------------------
                                                                 Total Tennessee                                      1,346,475
                                                                 ================================================================

Texas  (9.3%)
-------------
     2,500,000      Brazos River Authority, Texas Revenue Bonds (Reliant
                    Energy Inc. Project) (Series A).................................        5.375       4/1/2019      2,484,375
       800,000      Edgewood, Texas Independent School District Facilities
                    Corporation Lease Revenue Bonds (Southwest
                    Securities Insured).............................................        5.250      8/15/2013        798,000
     3,375,000      El Paso, Texas Independent School District Capital
                    Appreciation General Obligation Unlimited Bonds
                    (PSF Guaranteed)................................................        0.000      8/15/2009      2,075,625
     4,000,000      El Paso, Texas Independent School District Capital
                    Appreciation General Obligation Unlimited Bonds
                    (PSF Guaranteed)................................................        0.000      8/15/2012      2,030,000
     2,300,000      El Paso, Texas Independent School District Capital
                    Appreciation General Obligation Unlimited Bonds
                    (PSF Guaranteed)................................................        0.000      8/15/2013      1,095,375
     1,840,000      Gulf Coast, Texas Waste Disposal Authority Industrial
                    Revenue Bonds (Champion International Corporation
                    Project) (Subject to 'AMT').....................................        7.450       5/1/2026      1,987,200
     2,710,000      Harris County, Houston, Texas Sports Authority Special
                    Revenue Bonds (Capital Appreciation, Jr. Lien) (Series B)
                    (MBIA Insured)..................................................        0.000     11/15/2010      1,531,150
     3,345,000      Harris County, Houston, Texas Sports Authority Special
                    Revenue Bonds (Capital Appreciation, Jr. Lien) (Series B)
                    (MBIA Insured)..................................................        0.000     11/15/2011      1,781,213
     4,115,000      Harris County, Houston, Texas Sports Authority Special
                    Revenue Bonds (Capital Appreciation, Jr. Lien) (Series B)
                    (MBIA Insured)..................................................        0.000     11/15/2012      2,078,075
     4,950,000      Harris County, Houston, Texas Sports Authority Special
                    Revenue Bonds (Capital Appreciation, Jr. Lien) (Series B)
                    (MBIA Insured)..................................................        0.000     11/15/2014      2,208,938
     2,000,000      Houston, Texas Airport Systems Special Facilities
                    Revenue Bonds (FSA Insured) (Subject to 'AMT')..................        5.375      7/15/2010      2,090,000
     3,300,000      Houston, Texas Airport Systems Special Facilities
                    Revenue Bonds (FSA Insured) (Subject to 1999 'AMT').............        5.375      7/15/2011      3,423,750
     3,000,000      Lufkin, Texas Health Facilities Development Corporation
                    Revenue Bonds (Memorial Health Systems of Eastern
                    Princ Texas Project)............................................        6.875      2/15/2026      3,303,750
     2,100,000      Richardson, Texas Hospital Authority Hospital Revenue
                    Refunding and Improvement Bonds (Baylor/Richardson
                    Project)........................................................        5.250      12/1/2013      2,063,250
     2,450,000      Richardson, Texas Hospital Authority Hospital Revenue
                    Refunding and Improvement Bonds (Baylor/Richardson
                    Project)........................................................        5.500      12/1/2018      2,376,500

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    63

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount    Municipal Bond Investments (98.4%)                             Interest Rate    Maturity Date    Market Value
===================================================================================================================================
Texas  (9.3%) - continued
-------------------------
$    7,880,000      Waco, Texas Health Facilities Development
                    Corporation Revenue Bonds (Daughters of Charity
                    System).......................................................       5.000%         11/1/2020    $   7,574,650
     5,080,000      Wylie, Texas Independent School District General
                    Obligation Unlimited Bonds (PSF Guaranteed)...................       7.000          8/15/2024        6,051,550
     3,770,000      Wylie, Texas Independent School District Prerefunded
                    General Obligation Unlimited Bonds (PSF Guaranteed)...........       7.000          8/15/2024        4,651,237
                                                                 ------------------------------------------------------------------
                                                                 Total Texas                                            49,604,638
                                                                 ==================================================================

Utah  (1.1%)
------------
     5,360,000      Intermountain Power Agency Special Obligation
                    Revenue Bonds (Series 1986-A) (MBIA Insured)..................       5.000           7/1/2021        5,118,800
       725,000      Utah State Housing Finance Agency Revenue Bonds
                    (Single Family Mortgage, MEZZ-SER) (Series G-1)...............       7.250           7/1/2011          777,563
                                                                 ------------------------------------------------------------------
                                                                 Total Utah                                             5,896,363
                                                                 ==================================================================

Vermont  (0.4%)
---------------
     1,250,000      Vermont Educational and Health Buildings Finance
                    Agency Revenue Bonds (Northwestern Medical
                    Center Project) (Series A)....................................       6.000           9/1/2006       1,331,250
       850,000      Vermont State Student Assistance Revenue Bonds
                    (Series B) (FSA Insured) (Subject to 'AMT')...................       6.700         12/15/2012         924,375
                                                                 ------------------------------------------------------------------
                                                                 Total Vermont                                          2,255,625
                                                                 ==================================================================

Virginia  (1.0%)
----------------
     3,000,000      Fairfax County, Virginia Industrial Development
                    Authority Revenue Bonds (Inova Health Systems
                    Project)......................................................       5.250          8/15/2019       3,045,000
     2,000,000      Fairfax County, Virginia Industrial Development
                    Authority Revenue Bonds (Inova Health Systems
                    Project)......................................................       6.000          8/15/2026       2,175,000
                                                                 ------------------------------------------------------------------
                                                                 Total Virginia                                         5,220,000
                                                                 ==================================================================

Washington  (7.7%)
------------------
    10,000,000      Kitsap County, Washington Conservatory Housing
                    Authority Revenue Bonds (ACA-CBI Insured).....................       5.600          12/1/2028      10,125,000
     2,275,000      Pierce County, Washington School District General
                    Obligation Bonds (AMBAC Insured)..............................       5.450          12/1/2013       2,437,094
     4,000,000      Washington State General Obligation Unlimited Bonds
                    (Series A)....................................................       5.750           9/1/2019       4,295,000
     5,000,000      Washington State General Obligation Unlimited Bonds
                    (Series A)....................................................       6.750           2/1/2015       5,962,500
       300,000      Washington State Motor Vehicle Fuel Tax General
                    Obligation Unlimited Bonds (Series B) (FGIC Insured)..........       5.875           7/1/2021         316,125
     6,195,000      Washington State Public Power Supply System
                    Revenue Refunding Bonds (Nuclear Project #3)
                    (Series A) (AMBAC Insured) **.................................       5.700           7/1/2009       6,737,062
    10,000,000      Washington State Public Power Supply Systems
                    Revenue Refunding Bonds (Nuclear Project #2)
                    (Series A) **.................................................       6.000           7/1/2007      11,075,000
                                                                 ------------------------------------------------------------------
                                                                 Total Washington                                      40,947,781
                                                                 ==================================================================

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
64    The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount    Municipal Bond Investments (98.4%)                       Interest Rate  Maturity Date    Market Value
===========================================================================================================================
Wisconsin  (1.1%)
-----------------
$    3,000,000      Wisconsin State Health and Educational Facilities
                    Authority Revenue Bonds (Aurora Health Care
                    Project) (Series A).....................................       5.600%      2/15/2029     $  2,962,500
     1,000,000      Wisconsin State Health and Educational Facilities
                    Authority Revenue Bonds (Children's Hospital)
                    (AMBAC Insured).........................................       5.625       2/15/2015        1,077,500
     1,845,000      Wisconsin State Health and Educational Facilities
                    Authority Revenue Bonds (Lawrence University)...........       5.000      10/15/2013        1,838,081
                                                                 ----------------------------------------------------------
                                                                 Total Wisconsin                                5,878,081
                                                                 ==========================================================

Wyoming  (2.0%)
---------------
     3,930,000      Wyoming Community Development Authority Single
                    Family Mortgage Revenue Bonds (Series B)................       6.650        6/1/2013        4,190,362
     5,785,000      Wyoming State Farm Loan Board Capital Projects
                    Facilities Revenue Bonds................................       5.750       10/1/2020        6,204,412
                                                                 ----------------------------------------------------------
                                                                 Total Wyoming                                 10,394,774
                                                                 ==========================================================

                                                                 ----------------------------------------------------------
                                                                 Total Municipal Bond Investments
                                                                 (amortized cost basis $488,993,902)          522,644,987
                                                                 ==========================================================

                    Short-Term Tax-Exempt Variable Rate Investments (1.4%)
                    ======================================================
     7,378,992      Citifunds Institutional Tax-Free Reserves............................................       7,378,992
                                                                 ----------------------------------------------------------
                                                                 Total Short-Term Tax-Exempt Variable
                                                                 Rate Investments (cost basis $7,378,992)       7,378,992
                                                                 ==========================================================

                                                                 ==========================================================
                                                                 TOTAL INVESTMENTS (99.8%)
                                                                 (amortized cost basis $496,372,894)          530,023,979
                                                                 ==========================================================

                                                                 ----------------------------------------------------------
                                                                 Other Assets, Less Liabilities (0.2%)          1,118,421
                                                                 ==========================================================

                                                                 ----------------------------------------------------------
                                                                 Net Assets (100%)                          $ 531,142,400
                                                                 ==========================================================

 *   When-issued security
**   Pledged as security for when-issued securities.

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    65

The AAL Bond Fund                SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999


Investment Objective:
--------------------
The Fund seeks a high level of current income, consistent with capital preservation by investing primarily in a diversified portfolio of investment grade bonds.

Principal Amount                       Long-Term Fixed-Income Investments (95.6%)      Interest Rate  Maturity Date  Market Value
=================================================================================================================================
U.S. Government Agency Investments ( 15.4%)
--------------------------------------------
        $14,847,276                    Federal National Mortgage Association
                                       15 Yr. Pass Through...............................  6.500%       6/1/2013     $14,985,638
            113,768                    Federal National Mortgage Association
                                       15 Yr. Pass Through...............................  8.500        5/1/2010         120,484
         19,543,338                    Federal National Mortgage Association
                                       15 Yr. Pass Through...............................  5.500        1/1/2014      18,985,943
            153,032                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        6/1/2010         161,707
            111,114                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        7/1/2010         117,413
            154,762                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        5/1/2016         163,536
            120,610                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        5/1/2017         127,891
            154,338                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        5/1/2024         162,449
            131,870                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        6/1/2024         138,801
            142,091                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        7/1/2024         149,559
            473,524                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        7/1/2024         498,413
            146,293                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        7/1/2024         153,982
            158,180                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        7/1/2024         166,494
            138,341                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        7/1/2024         145,612
            114,855                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        7/1/2024         120,891
            351,303                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500       12/1/2024         369,767
            150,156                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        3/1/2025         157,973
          2,750,580                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500       12/1/2025       2,893,772
            101,130                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500       11/1/2026         106,379
            244,774                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500       12/1/2026         257,477
            346,197                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500       12/1/2026         364,164
            349,034                    Federal National Mortgage Association
                                       30 Yr. Pass Through...............................  8.500        6/1/2027         367,113
            137,090                    Federal National Mortgage Association
                                       30 Yr.  Pass Through..............................  8.500        7/1/2027         144,192

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
66  The AAL Mutual Funds Annual Report

The AAL Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount     Long-Term Fixed-Income Investments (95.6%)               Interest Rate      Maturity Date       Market Value
=================================================================================================================================
U.S. Government Agency Investments(15.4%) - continued
-----------------------------------------------------
 $    124,765        Federal National Mortgage Association
                     30 Yr.  Pass Through.....................................   8.500%             11/1/2027         $   131,228
      149,369        Federal National Mortgage Association
                     30 Yr.  Pass Through.....................................   8.500              11/1/2027             157,121
    2,727,858        Federal National Mortgage Association
                     30 Yr.  Pass Through.....................................   8.500               2/1/2028           2,869,431
    9,570,027        Federal National Mortgage Association
                     15 Yr.  Pass Through.....................................   7.500             10/15/2013           9,945,354
    9,988,157        Government National Mortgage Association
                     30 Yr.  Pass Through.....................................   6.500              3/15/2029           9,931,214
                                                                     ------------------------------------------------------------
                                                                     Total U.S. Government
                                                                     Agency Investments                                63,893,998
                                                                     ===========================================================
U.S. Government Investments (4.2%)
----------------------------------
    2,500,000        U.S. Treasury Bonds......................................   5.250             11/15/2028           2,310,155
    1,000,000        U.S. Treasury Notes......................................   4.750              2/15/2004             980,000
    4,000,000        U.S. Treasury Notes......................................   4.750             11/15/2008           3,820,000
   39,500,000        U.S. Treasury Strips.....................................   0.000             11/15/2021          10,221,731
                                                                     ------------------------------------------------------------
                                                                     Total U.S. Government
                                                                     Investments                                       17,331,886
                                                                     ============================================================
Asset-Backed Securities (20.9%)
-------------------------------
    3,000,000        Associates Manufactured Housing Pass Through
                     Certificates, Series 1996-1..............................   7.900              3/15/2027           3,103,500
   15,000,000        First Union Commercial Mortgage Trust Commercial
                     Mortgage Pass-Through Certificates Fund
                     Series 1999-C1...........................................   6.070             10/15/2008          14,611,950
    8,000,000        First Union-Lehman Brothers-Bank of America
                     Commercial Mortgage Trust Commercial Mortgage
                     Trust Commercial Mortgage Pass-Through Certificates
                     Series 1998-C2...........................................   6.560             11/18/2008           8,068,880
   13,000,000        First USA Credit Card Master Trust 1998-9 Class  A.......   5.280              9/18/2006          12,702,560
    5,000,000        Green Tree Financial Corporation
                     Series 1996-6 Class A-6..................................   7.950              9/15/2027           5,384,790
    5,000,000        Green Tree Financial Corporation
                     Series 1996-7 Class A-6..................................   7.650             10/15/2027           5,060,450
    5,250,000        Green Tree Financial Corporation
                     Series 1997-6 Class A-5..................................   6.680              1/15/2029           5,341,088
    5,000,000        Green Tree Financial Corporation
                     Series 1997-6 Class A-7..................................   7.140              1/15/2029           5,194,230
    3,000,000        Green Tree Home Improvement
                     Loan Trust Series 1996-D.................................   8.100              9/15/2027           3,145,530
    1,179,811        Green Tree Home Improvement
                     Loan Trust Series 1997-C A-2.............................   6.380              8/15/2028           1,183,480
    4,500,000        Harley-Davidson Eaglemark Motorcycle Trust
                     Series 1999-1 Class Certificates.........................   6.710              8/15/2002           4,470,469
    8,500,000        MBNA Master Credit Card Trust Series 98-J A..............   5.250              9/15/2003           8,343,175
   10,000,000        PECO Energy Transition Trust
                     Series 1999-A Class A6...................................   6.050               3/1/2009           9,945,500
                                                                     ------------------------------------------------------------
                                                                     Total Asset-Backed Securities                     86,555,602
                                                                     ============================================================
Collateralized Mortgage Investments (6.6%)
-----------------------------------------
   15,360,000        Countrywide Home Loans, Inc. Series 1997-6 A-3...........   6.750             11/25/2027          15,432,653
   11,813,265        PNC Mortgage Securities Corporation
                     Series 1997-5 A-2........................................   6.750             10/25/2027          11,821,179
                                                                     ------------------------------------------------------------
                                                                     Total Collateralized
                                                                     Mortgage Investments                              27,253,832
                                                                     ============================================================


The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report  67

The AAL Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999

Principal Amount             Long-Term Fixed-Income Investments (95.6%)     Interest Rate   Maturity Date   Market Value
===============================================================================================================================
Corporate Investments (48.5%)
-----------------------------
      $  11,000,000          AT&T Capital Corporation......................   6.875%          1/15/2001        $11,182,501
          5,000 000          Aetna Services, Inc...........................   6.970           8/15/2036          5,063,785
          5,000,000          Arizona Public Service Company................   5.875           2/15/2004          4,964,795
          5,000,000          Cabot Industrial Property, L.P................   7.125            5/1/2004          4,982,300
          5,000,000          CalEnergy Company, Inc........................   7.230           9/15/2005          5,131,490
          4,500,000          CMS Panhandle Holding Company*................   7.000           7/15/2029          4,383,477
          8,500,000          Comdisco, Inc.................................   5.950           4/30/2002          8,472,732
          5,000,000          Countrywide Home Loans, Inc...................   6.250           4/15/2009          4,855,535
          8,000,000          East Coast Power, LLC*........................   7.066           3/31/2012          7,889,592
         12,000,000          East Coast Power, LLC*........................   7.536           6/30/2017         11,830,668
          5,000,000          Ford Motor Credit Corporation.................   5.750           2/23/2004          4,944,755
          5,000,000          Household Finance Corporation.................   5.875            2/1/2009          4,755,245
         18,000,000          Joseph E. Seagram & Sons, Inc.................   6.250          12/15/2001         18,107,982
         12,000,000          Mercantile Bancorporation, Inc................   7.625          10/15/2002         12,581,892
          2,500,000          News America Holdings, Inc....................   8.625            2/1/2003          2,695,348
         20,000,000          Pemex Finance, Ltd.*..........................   8.020           5/15/2007         19,434,800
          5,000,000          Petroleos de Venezuela SA Finance,
                              Ltd. Series 1998-1...........................   6.650           2/15/2006          4,485,745
          4,500,000          Raytheon Company..............................   5.700           11/1/2003          4,425,318
          5,000,000          Raytheon Company..............................   7.000           11/1/2028          5,000,370
         10,000,000          Republic of Korea.............................   8.875           4/15/2008         10,863,240
          4,500,000          Sears Roebuck Acceptance Corporation..........   6.000           3/20/2003          4,499,212
         13,500,000          TCI Communications, Inc.......................   8.650           9/15/2004         15,115,329
          6,000,000          Time Warner, Inc..............................   8.050           1/15/2016          6,636,786
         10,000,000          Tyco International Group S.A..................   6.125           6/15/2001         10,069,640
          4,000,000          USX Corporation...............................   6.650            2/1/2006          3,973,916
          5,000,000          Waste Management, Inc.........................   7.000           10/1/2004          5,164,860
                                                                     -----------------------------------------------------
                                                                     Total.Corporate Investments               201,511,313
                                                                     =====================================================

                                                                     -----------------------------------------------------
                                                                     Total.Long-Term Fixed-Income Investments
                                                                     (amortized cost basis $400,285,000)       396,546,631
                                                                     -----------------------------------------------------
                             Short-Term Investments (2.6%) /1/
                             ===============================================
         10,895,000          Countrywide Home Loans, Inc...................   4.930              5/3/99         10,892,016
                                                                     -----------------------------------------------------
                                                                     Total Short-Term Investments
                                                                     (amortized cost basis $10,892,016)         10,892,016
                                                                     =====================================================

                                                                     -----------------------------------------------------
                                                                     TOTAL INVESTMENTS (98.2%)
                                                                     (amortized cost basis $411,177,016)       407,438,647
                                                                     =====================================================

                                                                     ----------------------------------------------------
                                                                     Other Assets, Less Liabilities (1.8%)      7,579,063
                                                                     ====================================================

                                                                     ----------------------------------------------------
                                                                     Net Assets (100.0%)                   $  415,017,710
                                                                     ====================================================

    *     144A security
    /1/   The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
68   The AAL Mutual Funds Annual Report

The AAL Money Market Fund SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1999


Investment Objective
--------------------
The Fund seeks a high level of current income, consistent with liquidity and the preservation of capital, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Principal Amount    Commercial Paper (99.9%)                             Interest Rate Range*  Maturity Date Range    Market Value
====================================================================================================================================
$ 15,031,000        American Express Credit Corporation.................        4.700-4.810%           5/4-8/31/99    $ 14,928,906
  14,745,000        American General Finance Corporation................        4.760-4.840           5/25-8/23/99      14,596,692
  14,400,000        Associates Corporation of North America.............        4.780-4.820        5/19/99-1/10/00       4,204,909
   3,716,000        Cargill, Inc. ......................................              4.750             5/3-5/4/99       3,714,788
   2,617,000        Carolina Power & Light, Inc. .......................              4.780                 7/9/99       2,593,024
  14,853,000        CIT Group Holdings, Inc. ...........................        4.770-4.850           5/11-7/28/99      14,789,237
  13,787,000        Coca-Cola Company **................................        4.750-4.800             6/2-8/2/99      13,690,349
  14,304,000        E.I. du Pont de Nemours & Company...................        4.770-4.840            6/2-8/13/99      14,159,521
  14,964,000        Ford Motor Credit Corporation.......................        4.780-4.850           5/13-8/10/99      14,877,118
  15,046,000        General Electric Capital Corporation................        4.790-4.880            5/5-8/30/99      14,912,039
  14,973,000        General Motors Acceptance Corporation...............        4.740-4.830            5/6-8/26/99      14,864,006
   1,120,000        H.J. Heinz., Inc. ..................................              4.790                 6/3/99       1,115,082
   3,642,000        Hershey Foods Corporation...........................              4.820                6/23/99       3,616,156
  15,198,000        Household Finance Corporation.......................        4.760-4.880            5/7-8/25/99      15,082,849
   8,003,000        International Business Machines Credit Corporation..        4.750-4.820            5/3-7/29/99       7,946,428
  15,108,000        International Lease Finance Corporation.............        4.700-4.810           5/13-8/20/99      14,990,274
  14,184,000        John Deere Capital Corporation......................        4.700-4.820           5/28-8/19/99       4,073,801
  14,776,000        McGraw-Hill, Inc. ..................................        4.800-4.840            6/8-7/30/99       4,657,724
   6,099,000        Motorola, Inc. .....................................        4.780-4.810            7/1-7/29/99       6,038,606
  15,201,000        Norwest Financial, Inc. ............................        4.750-4.820           5/10-8/17/99       5,103,846
  11,013,000        Proctor & Gamble Company............................        4.760-4.810           5/11-6/18/99       0,972,719
   2,192,000        Schering Corporation................................              4.800            7/7-7/13/99       2,171,138
  15,356,000        Sears Roebuck Acceptance Corporation................        4.780-4.880            5/4-8/18/99       5,241,322
   3,443,000        Shell Oil Company...................................        4.760-4.830           5/14-6/25/99       3,433,980
   6,119,000        Southern California Edison Company..................        4.800-4.820           7/14-7/20/99       6,056,236
  14,976,000        Toyota Motor Credit Corporation.....................        4.720-4.790            5/6-6/30/99       4,904,149
  13,952,000        Transamerica Finance Corporation....................        4.780-4.870        5/12/99-1/12/00       3,790,501
   8,771,000        Walt Disney Company.................................        4.780-4.790         10/21-11/19/99       8,553,641
   2,363,000        Xerox Corporation...................................              4.800                6/24/99       2,345,986
                                                                           -------------------------------------------------------
                                                                              Total Commercial Paper                   307,425,027
                                                                           -------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    69

The AAL Money Market Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30,
1999

Principal Amount    Variable Rate Investments (0.3%)                                      Market Value
========================================================================================================
$   920,328         Fidelity Domestic Portfolio Class III                                 $    920,328
                                                  ------------------------------------------------------
                                                  Total Variable Rate Investments              920,328
                                                  ------------------------------------------------------

                                                  ------------------------------------------------------
                                                  TOTAL INVESTMENTS (100.2%)
                                                  (amortized cost basis $308,345,355)      308,345,355
                                                  ------------------------------------------------------

                                                  ------------------------------------------------------
                                                  Other Assets, Less Liabilities (-0.2%)      (648,186)
                                                  ------------------------------------------------------

                                                  ------------------------------------------------------
                                                  Net Assets (100.0%)    $307,697,169
                                                  ------------------------------------------------------

* The interest rate shown reflects the coupon rate or, for the securities purchased at a discount, the discount rate at the date of purchase.
**   4(2) commercial paper

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
70   The AAL Mutual Funds Annual Report

                      This Page Intentionally Left Blank

-------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    71

Statement of Assets and Liabilities    AS OF APRIL 30, 1999


                                                                The AAL       The AAL        The AAL          The AAL
                                                              Small Cap       Mid Cap  International          Capital
                                                             Stock Fund    Stock Fund           Fund      Growth Fund
----------------------------------------------------------------------------------------------------------------------
Assets
------
Investments at cost...................................     $127,673,709  $561,139,510   $134,215,484   $1,831,674,174

Investments at value..................................     $132,515,899  $621,187,176   $160,230,989   $3,738,318,578

Unamortized organization & initial
registration expenses.................................           15,818            --         18,448               --
Dividend and interest receivable......................            2,040       560,025        513,457        2,403,451
Prepaid expenses......................................           26,035        33,091         18,291           72,931
Receivable from securities sold.......................        3,561,806    25,727,808        605,836        9,942,775
Receivable for forward contracts held.................               --            --      5,333,487               --
Cash..................................................           94,927       165,931         82,423        1,982,284
----------------------------------------------------------------------------------------------------------------------
 Total Assets                                              $136,216,525  $647,674,031   $166,802,931   $3,752,720,019
----------------------------------------------------------------------------------------------------------------------
Liabilities
-----------
Payable for forward currency contracts held...........     $         --  $         --   $  5,222,949   $           --
Payable for investment purchased......................        3,160,386    37,313,432      2,455,385               --
Income distributions payable..........................               --            --             --               --
Redemptions payable...................................          141,948       909,626             --               --
Payable to affiliate..................................          122,395       494,119        137,961        2,523,871
Accrued expenses......................................          203,066       650,309        370,231        1,175,139
----------------------------------------------------------------------------------------------------------------------
Total Liabilities                                             3,627,795    39,367,486      8,186,526        3,699,010
----------------------------------------------------------------------------------------------------------------------
Net Assets
----------
Trust capital (beneficial interest)...................      140,866,597   544,035,659    149,647,585    1,809,698,719
Accumulated undistributed net investment income (loss)               --            --       (110,538)         776,022
Accumulated net realized gain (loss) on investments...      (13,120,057)    4,223,220    (17,042,294)      31,901,864
Net unrealized appreciation (depreciation) on:
  Investments.........................................        4,842,190    60,047,666     26,015,505    1,906,644,404
  Foreign currency contracts..........................               --            --        110,538               --
  Foreign currency related transactions...............               --            --         (4,391)              --
----------------------------------------------------------------------------------------------------------------------
Total Net Assets                                            132,588,730   608,306,545    158,616,405    3,749,021,009
----------------------------------------------------------------------------------------------------------------------
Total Liabilities and Capital                              $136,216,525  $647,674,031   $166,802,931   $3,752,720,019
----------------------------------------------------------------------------------------------------------------------
 Class A share capital................................     $115,950,325  $584,933,939   $146,945,560   $3,594,505,333
 Shares of beneficial interest outstanding (Class A)..       10,642,577    42,116,100     12,942,260      100,203,678
 Net asset value per share............................     $      10.89  $      13.89   $      11.35   $        35.87
 Maximum public offering price........................     $      11.34  $      14.47   $      11.82   $        37.36
 Class B share capital................................     $ 15,835,964  $ 16,977,384   $  9,808,853   $  107,568,735
 Shares of beneficial interest outstanding (Class B)..        1,474,815     1,244,530        873,749        3,048,483
 Net asset value per share............................     $      10.74  $      13.64   $      11.23   $        35.29
 Class I share capital................................     $    802,441  $  6,395,222   $  1,861,992   $   46,946,941
 Shares of beneficial interest outstanding (Class I)..           73,255       458,845        163,708        1,307,902
 Net asset value per share............................     $      10.95  $      13.94   $      11.37   $        35.89



The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
72       The AAL Mutual Funds Annual Report

                                                                The AAL      The AAL        The AAL        The AAL        The AAL
                                                                 Equity     Balanced     High Yield      Municipal      Bond Fund
                                                            Income Fund         Fund      Bond Fund      Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
------
Investments at cost...................................     $220,469,135 $158,183,726   $156,278,037   $496,372,894   $411,177,016
Investments at value..................................     $284,252,806 $172,336,667   $142,699,925   $530,023,979   $407,438,647
Unamortized organization & initial
registration expenses.................................               --       58,345         17,773             --             --
Dividendand interest receivable.......................          447,404      754,423      4,122,106      7,983,340      3,520,988
Prepaid expenses......................................           26,457       30,669         30,932         24,434         20,982
Receivable from securities sold.......................               --      728,010      1,005,972      9,557,379     17,736,889
Receivable for forward contracts held.................               --           --             --             --             --
Cash..................................................          563,939      682,471        277,102        676,688        517,605
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                               $285,290,606 $174,590,585   $148,153,810   $548,265,820   $429,235,111
----------------------------------------------------------------------------------------------------------------------------------
Liabilities
-----------
Payable for forward currency contracts held...........     $         -- $         --   $         --   $         --   $         --
Payable for investment purchased......................               --    1,976,366      1,000,000     16,326,112     13,361,957
Income distributions payable..........................               --           --        336,113        326,132        471,650
Redemptions payable...................................               --           --             --             --             --
Payable to affiliate..................................          171,027      117,096         93,501        312,705        241,201
Accrued expenses......................................          144,216      103,664        183,426        158,471        142,593
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                               315,243    2,197,126      1,613,040     17,123,420     14,217,401
----------------------------------------------------------------------------------------------------------------------------------
Net Assets
----------
Trust capital (beneficial interest)...................      222,436,359  158,937,856    163,204,074    496,847,631    425,866,597
Accumulated undistributed net investment income (loss)           48,807      333,728         15,284        (47,081)        96,451
Accumulated net realized gain (loss) on investments...       (1,293,474)  (1,031,066)    (3,100,476)       690,765     (7,206,969)
Net unrealized appreciation (depreciation) on:
  Investments.........................................       63,783,671   14,152,941    (13,578,112)    33,651,085     (3,738,369
  Foreign currency contracts..........................               --           --             --             --             --
  Foreign currency related transactions...............               --           --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                            284,975,363  172,393,459    146,540,770    531,142,400    415,017,710
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities and Capital                              $285,290,606 $174,590,585   $148,153,810   $548,265,820   $429,235,111
----------------------------------------------------------------------------------------------------------------------------------
 Class A share capital................................     $262,199,370 $158,271,270   $131,941,330   $523,104,431   $367,227,488
 Shares of beneficial interest outstanding (Class A)..       17,858,958   13,029,588     14,794,276     45,605,143     37,018,338
 Net asset value per share............................     $      14.68 $      12.15   $       8.92   $      11.47   $       9.92
 Maximum public offering price........................            15.29 $      12.66   $       9.29   $      11.95   $      10.33
 Class B share capital................................     $  9,618,145 $ 11,858,056   $ 12,391,007   $  7,481,395   $  3,100,684
 Shares of beneficial interest outstanding (Class B)..          655,894      979,692      1,389,400        652,427        312,444
 Net asset value per share............................     $      14.66 $      12.10   $       8.92   $      11.47   $       9.92
 Class I share capital................................     $ 13,157,848 $  2,264,133   $  2,208,433   $    556,574   $ 44,689,538
 Shares of beneficial interest outstanding (Class I)..          895,048      186,644        247,848         48,543      4,504,344
 Net asset value per share............................     $      14.70 $      12.13   $       8.91   $      11.47   $       9.92

                                                                    The AAL
                                                                      Money
                                                                Market Fund
---------------------------------------------------------------------------
Assets
------
Investments at cost...................................         $308,345,355
Investments at value..................................         $308,345,355
Unamortized organization & initial
registration expenses.................................                   --
Dividendand interest receivable.......................                3,519
Prepaid expenses......................................               44,225
Receivable from securities sold.......................                   --
Receivable for forward contracts held.................                   --
Cash..................................................            1,367,878
---------------------------------------------------------------------------
Total Assets                                                   $309,760,977
---------------------------------------------------------------------------
Liabilities
-----------
Payable for forward currency contracts held...........         $         --
Payable for investment purchased......................                   --
Income distributions payable..........................               100,153
Redemptions payable...................................             1,694,855
Payable to affiliate..................................               104,818
Accrued expenses......................................               163,982
----------------------------------------------------------------------------
Total Liabilities                                                  2,063,808
----------------------------------------------------------------------------
Net Assets
----------
Trust capital (beneficial interest)...................           307,661,958
Accumulated undistributed net investment income (loss)                35,211
Accumulated net realized gain (loss) on investments...                    --
Net unrealized appreciation (depreciation) on:
  Investments.........................................                    --
  Foreign currency contracts..........................                    --
  Foreign currency related transactions...............                    --
----------------------------------------------------------------------------
Total Net Assets                                                 307,697,169
----------------------------------------------------------------------------
Total Liabilities and Capital                                   $309,760,977
----------------------------------------------------------------------------
 Class A share capital................................          $288,143,299
 Shares of beneficial interest outstanding (Class A)..           288,143,299
 Net asset value per share............................          $       1.00
 Maximum public offering price........................          $         --
 Class B share capital................................          $  1,628,270
 Shares of beneficial interest outstanding (Class B)..             1,628,270
 Net asset value per share............................          $       1.00
 Class I share capital................................          $ 17,925,600
 Shares of beneficial interest outstanding (Class I)..            17,925,600
 Net asset value per share............................          $       1.00

--------------------------------------------------------------------------------
                                      The AAL Mutual Funds Annual Report      73

Statement of Operations  FOR THE PERIOD ENDED APRIL 30, 1999


                                             The AAL                   The AAL                 The AAL                 The AAL
                                Small Cap Stock Fund        Mid Cap Stock Fund      International Fund     Capital Growth Fund
===================================================================================================================================
Investment Income
-----------------
Dividends ..........................     $   560,098              $  5,024,539            $  2,343,764            $ 32,420,834
Taxable interest....................         294,881                 1,492,753               1,442,776               6,833,511
Tax exempt interest.................              --                        --                      --                      --
Foreign dividend withholding........              --                        --                (264,350)                     --
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                      854,979                 6,517,292               3,522,190              39,254,345
===================================================================================================================================
Expenses
--------
Adviser fees........................         913,406                 4,027,980                 371,005              16,628,122
Sub-Adviser fees....................              --                        --                 679,028                      --
Audit fees and legal fees...........          25,779                    29,568                  34,965                  29,884
Custody fees........................          13,239                    40,568                 159,469                 120,934
Administrative service and
pricing fees........................          43,321                    42,652                  72,112                  42,798
Amortization of organizational
costs & registration fees...........           7,249                       817                  14,691                      --
Printing and postage expense........         224,365                   693,421                 181,094               1,455,084
Distribution expense Class A........         280,509                 1,455,513                 345,924               7,500,529
Distribution expense Class B........         143,907                   143,923                  84,385                 756,304
SEC and state registration
expense.............................          85,901                    99,075                  79,676                 192,806
Transfer agent fees Class A.........         470,054                 1,319,344                 436,496               2,820,276
Transfer agent fees Class B.........          88,605                    88,490                  51,937                 243,069
Transfer agent fees Class I.........             135                       201                     141                     345
Shareholder maintenance
fees Class A........................         127,871                   371,805                 121,549                 821,791
Shareholder maintenance
fees Class B........................          26,399                    24,308                  14,205                  66,211
Shareholder maintenance
fees Class I........................              30                        56                      28                      96
Trustees fees and expenses..........           9,702                     9,702                   9,706                   9,702
Other expenses......................           6,697                     9,049                   6,098                  36,900
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                             2,467,169                 8,356,472               2,662,509              30,724,851
====================================================================================================================================
Less reimbursement from Adviser/1/..              --                        --                      --                      --
------------------------------------------------------------------------------------------------------------------------------------
Total Net Expenses                         2,467,169                 8,356,472               2,662,509              30,724,851
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
(Loss)                                    (1,612,190)               (1,839,180)                859,681               8,529,494
====================================================================================================================================
Realized and Unrealized
Gains (Losses) on
Investments
-----------------------
Net realized gains
(losses) on investments............      (12,910,797)                5,548,797             (16,079,763)             44,101,168
Net realized (losses) on
foreign currency
transactions.......................               --                        --                (847,376)                     --
Increase (decrease) in
unrealized
appreciation on investments........      (12,219,909)              (57,120,248)             26,954,543             632,727,988
Decrease in unrealized
appreciation
on foreign currency................               --                        --              (1,064,532)                     --
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized
 Gains (Losses)
on Investments                           (25,130,706)              (51,571,451)              8,962,872             676,829,156
====================================================================================================================================
Net Increase (Decrease) in
 Net Assets
Resulting from Operations               $(26,742,896)             $(53,410,631)          $   9,822,553            $685,358,650
====================================================================================================================================

/1/ During the year ended April 30, 1999, the follwing Funds had class specific reimbursements: The AAL Balanced Fund Class A $69,503, Class B $12,747; The AAL High Yield Bond Fund Class A $191,781, Class B $28,678; The AAL Money Market Fund Class A $260,863, Class B $1,364.

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
74  The AAL Mutual Funds Annual Report

     The AAL     The AAL         The AAL       The AAL                        The AAL
      Equity    Balanced      High Yield     Municipal        The AAL           Money
 Income Fund        Fund       Bond Fund     Bond Fund      Bond Fund     Market Fund
==========================================================================================
 $ 4,092,245 $   471,460    $         --   $        --    $        --   $          --
   1,232,174   2,444,549       14,081,60       329,195     24,848,526      14,506,279
          --          --              --    26,353,112            --               --

          --          --              --            --            --               --
-------------------------------------------------------------------------------------------
   5,324,419   2,916,009      14,081,607     26,682,307    24,848,526       14,506,279
===========================================================================================


   1,091,335     478,088         736,426     2,272,533      1,858,562       1,360,362
          --          --              --            --             --              --
      16,770      18,241          28,115        13,333         23,483          17,240
      12,161      33,454           8,477        26,932         20,248          14,719

      43,271      43,508          51,836        70,708         46,588          41,375

          --      14,635           6,647            --             --              --
     162,031      67,098          90,753        28,451        153,294         397,351
     547,824     194,108         294,190     1,247,805        906,613         326,078
      65,230      63,994         109,263        56,588         22,470          11,936

      61,288      35,723          63,518        81,209         61,991         102,118
     342,357     101,930         132,538       253,954        385,426         582,276
      25,833      16,222          20,350         6,674          6,156          19,771
         169          84             130            27            234             203

      98,756      29,619          36,614        71,908        108,531         124,946

       6,881       4,315           6,229         1,946          1,638             971

          46          20              35             6             73              44
       9,702       9,702           9,702         9,702          9,702           9,702
       6,335       2,800           5,975         7,675          6,288           6,345
-------------------------------------------------------------------------------------------
   2,489,989   1,113,541       1,600,798     4,149,451      3,611,297       3,015,437
===========================================================================================

          --     (82,250)       (220,459)           --             --        (874,825)
-------------------------------------------------------------------------------------------
   2,489,989   1,031,291       1,380,339     4,149,451      3,611,297       2,140,612
===========================================================================================
-------------------------------------------------------------------------------------------

   2,834,430   1,884,718      12,701,268    22,532,856     21,237,229      12,365,667
===========================================================================================





  (1,457,948)   (951,699)     (2,968,117)    5,587,589      3,344,719              --


          --          --              --            --             --              --


  24,969,242  13,169,175     (14,351,533)    4,309,037     (6,610,062)             --


          --          --              --            --             --              --
-------------------------------------------------------------------------------------------


  23,511,294  12,217,476     (17,319,650)    9,896,626     (3,265,343)             --
===========================================================================================


 $26,345,724 $14,102,194    $ (4,618,382)  $32,429,482    $17,971,886   $  12,365,667
===========================================================================================

--------------------------------------------------------------------------------
                                           The AAL Mutual Funds Annual Report 75

Statement of Changes in Net Assets

                                                        The AAL Small Cap Stock Fund           The AAL Mid Cap Stock Fund
                                                      Year Ended            Year Ended       Year Ended           Year Ended
                                                        4/30/98               4/30/99          4/30/98              4/30/99
=================================================================================================================================
Operations
----------
Net investment income (loss).......................   $ (1,037,980)       $ (1,612,190)     $ (1,693,526)         $  (1,839,180)
Net realized gains (losses) on
investment.........................................      9,736,718         (12,910,797)       66,674,556              5,548,797
Net realized gains (losses) on
foreign currency transactions......................             --                  --                --                     --
Increase (decrease) in unrealized appreciation
on investments.....................................     20,348,718         (12,219,909)      118,067,392            (57,120,248)
Increase (decrease) in unrealized appreciation on
foreign currency...................................             --                  --                --                     --
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                               29,047,456         (26,742,896)      183,048,422            (53,410,631)
=================================================================================================================================
Distributions to Shareholders
-----------------------------
Distributions from net investment income
Class A............................................             --                  --                --                     --
Capital gains distributions Class A................     (4,330,010)         (3,279,485)      (55,619,593)           (31,399,679)
Distributions from net investment income
Class B............................................             --                  --                --                     --
Capital gains distributions Class B................       (429,281)           (367,213)         (825,701)              (764,973)
Distributions from net investment income
Class I............................................             --                  --                --                     --
Capital gains distributions Class I................             --             (25,739)               --               (104,348)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                     (4,759,291)         (3,672,437)      (56,445,294)           (32,269,000)
=================================================================================================================================
Trust Shares Transactions
-------------------------
Purchase of trust shares...........................     68,657,418          51,592,646        99,347,772             83,653,124
Income dividends reinvested........................             --                  --                --                     --
Capital gains distributions reinvested.............      4,741,670           3,651,227        56,185,767             32,027,978
Redemption of trust shares.........................    (10,476,518)        (27,332,479)      (60,940,889)          (107,894,234)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital                62,922,570          27,911,394        94,592,650              7,786,868
=================================================================================================================================
Net Increase in Net Assets                              87,210,735          (2,503,939)      221,195,778            (77,892,763)
=================================================================================================================================
Net Assets Beginning of Period                          47,881,934         135,092,669       465,003,530            686,199,308
=================================================================================================================================
Net Assets End of Period                              $135,092,669        $132,588,730      $686,199,308          $ 608,306,545
=================================================================================================================================

=================================================================================================================================
Accumulated Undistributed
Net Investment Income                                 $      9,359        $         --      $     27,822          $          --
=================================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
76   The AAL Mutual Funds Annual Report

         The AAL International Fund           The AAL Capital Growth Fund           The AAL Equity Income Fund
       Year Ended          Year Ended       Year Ended           Year Ended      Year Ended            Year Ended
         4/30/98             4/30/99          4/30/98              4/30/99         4/30/98               4/30/99
======================================================================================================================
     $  1,848,853       $    859,681      $    8,558,419     $    8,529,494        $  3,494,354        $  2,834,430

        5,389,493        (16,079,763)        107,878,390         44,101,168          19,250,254          (1,457,948)

        5,840,769           (847,376)                 --                 --                  --                  --

       (1,606,668)        26,954,543         714,923,258        632,727,988          24,269,617          24,969,242

       (2,406,763)        (1,064,532)                 --                 --                  --                  --
----------------------------------------------------------------------------------------------------------------------

        9,065,684          9,822,553         831,360,067        685,358,650          47,014,225          26,345,724
======================================================================================================================


       (4,680,366)        (5,508,439)         (7,150,934)        (9,039,308)         (3,574,397)         (2,771,066)
       (6,818,663)        (1,077,355)        (98,647,241)       (44,133,195)         (5,528,978)        (12,438,445)

         (192,611)          (270,859)            (17,918)                --             (21,149)            (22,587)
         (310,653)           (68,393)         (1,384,876)        (1,163,264)            (60,243)           (394,272)

               --            (81,218)                 --            (69,685)            (26,918)           (152,592)
               --            (13,741)                 --           (187,263)                 --            (477,318)
----------------------------------------------------------------------------------------------------------------------
      (12,002,293)        (7,020,005)       (107,200,969)       (54,592,715)         (9,211,685)        (16,256,280)
======================================================================================================================


       49,533,709         26,644,938         363,179,248        530,840,060          52,747,159          78,746,226
        4,800,618          5,762,541           7,099,757          9,003,264           3,344,008           2,714,811
        7,021,201          1,143,152          99,155,028         45,010,862           5,225,719          12,525,314
      (24,649,658)       (30,259,775)       (174,444,619)      (291,194,908)        (25,251,474)        (27,659,752)
----------------------------------------------------------------------------------------------------------------------
       36,705,870          3,290,856         294,989,414        293,659,278          36,065,412          66,326,599
======================================================================================================================
       33,769,261          6,093,404       1,019,148,512        924,425,213          73,867,952          76,416,043
======================================================================================================================
      118,753,740        152,523,001       1,805,447,284      2,824,595,796         134,691,368         208,559,320
======================================================================================================================
     $152,523,001       $158,616,405      $2,824,595,796     $3,749,021,009        $208,559,320        $284,975,363
======================================================================================================================

======================================================================================================================

     $  2,793,271       $   (110,538)     $    1,389,567     $      776,022        $    324,789        $     48,807
======================================================================================================================

--------------------------------------------------------------------------------
                                         The AAL Mutual Funds Annual Report   77

                                         The AAL Balanced Fund        The AAL High Yield Bond Fund
                                        Period Ended   Year Ended       Year Ended    Year Ended
                                         4/30/98 (a)     4/30/99          4/30/98       4/30/99
-------------------------------------------------------------------------------------------------------
Operations
----------
Net investment income (loss)...........  $    97,076     $ 1,884,718     $ 7,740,779     $ 12,701,268
Net realized gains (losses) on
investment transactions................      (33,572)       (951,699)      1,860,676       (2,968,117)
Net realized gains (losses) on
foreign currency transactions..........           --              --              --               --
Increase (decrease) in unrealized
appreciation on investments............      983,766      13,169,175       1,260,221      (14,351,533)
Increase (decrease) in unrealized
appreciation on foreign currency.......           --              --              --               --
-------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                  1,047,270      14,102,194      10,861,676       (4,618,382)
-------------------------------------------------------------------------------------------------------
Distributions from net investment
income Class A.........................      (50,767)     (1,500,115)     (7,235,858)     (11,543,313)
Capital gains distributions Class A....           --         (41,657)       (904,721)        (868,111)
Distributions from net investment
income Class B.........................       (2,521)        (77,069)       (500,450)        (992,940)
Capital gains distributions Class B....           --          (3,381)        (66,779)         (79,266)
Distributions from net investment
income Class I.........................       (2,686)        (29,552)         (4,471)        (165,015)
Capital gains distributions Class I....           --            (748)             --          (15,776)
-------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders          (55,974)     (1,652,522)     (8,712,279)     (13,664,421)
-------------------------------------------------------------------------------------------------------
Trust Shares Transactions
-------------------------
Purchase of trust shares...............   30,286,303     138,049,644      85,083,040       70,417,151
Income dividends reinvested............       54,955       1,578,142       4,442,780        8,735,599
Capital gains distributions reinvested.           --          45,128         614,901          760,946
Redemption of trust shares.............     (255,487)    (10,806,194)    (28,909,013)     (25,812,174)
-------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Trust Capital                             30,085,771     128,866,720      61,231,708       54,101,522
-------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                31,077,067     141,316,392      63,381,105       35,818,719
-------------------------------------------------------------------------------------------------------
Net Assets Beginning of Period                    --      31,077,067      47,340,946      110,722,051
-------------------------------------------------------------------------------------------------------
Net Assets End of Period                 $31,077,067    $172,393,459    $110,722,051     $146,540,770
-------------------------------------------------------------------------------------------------------
Accumulated Undistributed Net
Investment Income                        $    41,102    $    333,728    $      8,630     $     15,284
-------------------------------------------------------------------------------------------------------
(a) Since inception December 29, 1997.

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
78    The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund         The AAL Bond Fund             The AAL Money Market Fund
   Year Ended    Year Ended    Year Ended       Year Ended       Year Ended       Year Ended
     4/30/98       4/30/99       4/30/98          4/30/99          4/30/98          4/30/99
------------------------------------------------------------------------------------------------
  $20,465,545  $ 22,532,856    $ 22,211,775     $ 21,237,229    $  10,832,661    $  12,365,667

    7,482,803     5,587,589       9,902,653        3,344,719               --               --

           --            --              --               --               --               --

   15,997,733     4,309,037       4,006,350       (6,610,062)              --               --

           --            --              --               --               --               --
------------------------------------------------------------------------------------------------

   43,946,081    32,429,482      36,120,778       17,971,886       10,832,661       12,365,667
------------------------------------------------------------------------------------------------

  (20,389,290)  (22,312,462)    (21,676,538)     (18,958,827)     (10,788,522)     (11,846,827)
   (5,191,075)   (7,691,473)             --               --               --               --

      (75,468)     (206,793)        (39,897)         (96,253)         (42,662)         (48,170)
      (26,807)      (94,607)             --               --               --               --

         (787)      (13,601)       (495,340)      (2,182,149)          (1,477)        (470,670)
           --        (8,405)             --               --               --               --
------------------------------------------------------------------------------------------------
  (25,683,427)  (30,327,341)    (22,211,775)     (21,237,229)     (10,832,661)     (12,365,667)
------------------------------------------------------------------------------------------------


   58,635,631    81,733,880      62,304,932       84,626,055      332,575,912      424,973,734
   16,598,508    18,276,929      17,287,957       16,241,614       10,627,301       12,076,865
    4,353,818     6,555,174              --               --               --               --
  (49,477,885)  (48,331,549)    (99,148,766)     (66,671,353)    (291,216,645)    (371,525,997)
------------------------------------------------------------------------------------------------
   30,110,072    58,234,434     (19,555,877)      34,196,316       51,986,568       65,524,602
------------------------------------------------------------------------------------------------
   48,372,726    60,336,575      (5,646,874)      30,930,973       51,986,568       65,524,602
------------------------------------------------------------------------------------------------
  422,433,099   470,805,825     389,733,611      384,086,737      190,185,999      242,172,567
------------------------------------------------------------------------------------------------
 $470,805,825  $531,142,400    $384,086,737     $415,017,710    $ 242,172,567    $ 307,697,169
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

 $    (47,081) $    (47,081)   $     96,451     $     96,451    $      35,211    $      35,211
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report  79

Notes to Financial Statements   AS OF APRIL 30, 1999

A: Organization
The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Balanced, High Yield Bond, Bond, Municipal Bond, Money Market, and U.S. Government Zero Coupon Target Funds 2001 and 2006. The 12 AAL Mutual Funds are collectively referred to as the "Funds." The financial statements of the two U.S. Government Zero Coupon Target Funds are included in a separate annual report.

On January 8, 1997, the Trust began issuing two classes of Fund shares in The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, High Yield Bond, Bond, Municipal Bond and Money Market Funds. The Series A shares are subject to a maximum 4.00% sales charge of the offering price and a 0.25% annual service fee. Series B shares are offered at net asset value and a 1.00% annual 12b-1 and service fee. In addition, Series B shares have a contingent deferred sales charge of 5% declining 1% each year upon redemption during the first five years. The AAL Balanced Fund added Class B shares on its inception date of December 29, 1997.

On December 29, 1997, the Trust began issuing a third class of fund shares (institutional) in The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Balanced, High Yield Bond, Bond, Municipal Bond and Money Market Funds. The Series I shares are offered at net asset value and have no annual 12b-1 charges. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

B: Significant Accounting Policies
The Funds' principal accounting policies are:

Valuation--Securities traded on national securities exchanges abroad are valued at last reported sales prices. Each over-the-counter security for which the last sales price is available from NASDAQ is valued at that price. Interest bearing money market instruments are valued at a cost that approximates the market. All other instruments held by The AAL Money Market Fund and money market investments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. The AAL International Fund invests in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Foreign Currency Translation--The books and records of the Funds are maintained in U.S. dollars. The market values of securities and other assets and liabilities that are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars at the time net asset value is calculated. For federal income tax purposes The AAL International Fund does treat as ordinary income the effect of changes in foreign exchange arising from actual foreign currency transactions and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency exchange contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Foreign Currency Contracts--In connection with purchases and sales of securities denominated in foreign currencies, The AAL International Fund may enter into forward currency contracts. Additionally, the International Fund may enter into such contract to hedge certain other foreign currency denominated investments. These contracts are recorded at market values, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter parties fail to settle these forward contracts, The AAL International Fund could be exposed to foreign currency fluctuations.

Federal Income Taxes--Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no federal income taxes and no federal income tax provision was required. Certain Funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

Income and Expenses--The Funds are charged for those expenses that are directly attributed to each portfolio, such as advisory, custodian, and shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Fund portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income for the class-specific expenses and realized and unrealized gains or losses are allocated directly to each class based upon the relative net asset value of outstanding shares, or the value of dividend eligible shares, as appropriate for each class of shares. Each class is charged directly for expenses specifically attributed to that class.

Distributions to Shareholders--Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL Capital Growth Fund are declared and paid semi-annually. Dividends from The AAL Mid Cap Stock, Small Cap Stock, and International Funds are declared and paid annually. Dividends from The AAL Equity Income and Balanced Funds are declared and paid quarterly. Dividends from The AAL Bond, High Yield Bond, Municipal Bond and Money Market Funds are declared daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Credit Risk--The Funds may be susceptible to credit risk with respect to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance on the instruments.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other--For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums

80      The AAL Mutual Funds Annual Report

Notes to Financial Statements - continued  AS OF APRIL 30, 1999 on municipal bonds are amortized over the life of the respective bonds. Discounts on bonds purchased are amortized over the life of the respective bonds in The AAL International, High Yield Bond, Bond, Equity Income, Mid Cap Stock, and Balanced Funds. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. The cost incurred with the organization and initial registration of shares for The AAL Small Cap Stock, Mid Cap Stock, International, Balanced and High Yield Bond Funds is being amortized over the period of benefit, but not to exceed 60 months from each Fund's commencement of operation.

Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to trust capital.

C: Investment Advisory Management Fees and Transactions with Related Parties The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, ("The Advisor"), under which each of the mutual fund portfolios pay a fee for investment advisory services. Effective September 1, 1998, the annual rates of fees as a percent of average daily net assets under the investment advisory agreement were as follows:

(M-Millions)                      $0 to $50M   $50 to $200M    $200 to $500M    $500 to $1,000    over $1,000M
--------------------------------------------------------------------------------------------------------------
The AAL Small Cap Stock Fund          0.70%         0.70%           0.65%            0.65%            0.65%
The AAL Mid Cap Stock Fund            0.70%         0.70%           0.65%            0.65%            0.65%
The AAL International Fund            0.65%         0.60%           0.60%            0.60%            0.60%
The AAL Capital Growth Fund           0.65%         0.65%           0.65%           0.575%            0.50%
The AAL Equity Income Fund            0.45%         0.45%           0.45%            0.45%            0.45%
The AAL Balanced Fund                 0.55%         0.55%           0.55%            0.55%            0.55%
The AAL High Yield Bond Fund          0.55%         0.55%           0.55%            0.55%            0.55%
The AAL Municipal Bond Fund           0.45%         0.45%           0.45%            0.45%            0.45%
The AAL Bond Fund                     0.45%         0.45%           0.45%            0.45%            0.45%
The AAL Money Market Fund             0.50%         0.50%           0.50%            0.45%            0.45%

From May 1, 1998 to August 31, 1998, the fees as a percent of average daily net assets for The AAL Mutual Funds were as follows:

(M-Millions)                       $0 to $200M   $200 to $250M   $250 to $500M   $500 to $1,000M   over $1,000M
---------------------------------------------------------------------------------------------------------------
The AAL Small Cap Stock Fund          0.75%         0.65%           0.65%            0.65%            0.65%
The AAL Mid Cap Stock Fund            0.75%         0.65%           0.65%            0.65%            0.65%
The AAL International Fund            0.80%         0.80%           0.80%            0.80%            0.80%
The AAL Capital Growth Fund           0.70%         0.70%           0.65%           0.575%            0.50%
The AAL Equity Income Fund            0.50%         0.50%           0.45%            0.45%            0.45%
The AAL Balanced Fund                 0.60%         0.60%           0.60%            0.60%            0.60%
The AAL High Yield Bond Fund          0.60%         0.60%           0.60%            0.60%            0.60%
The AAL Municipal Bond Fund           0.50%         0.50%           0.45%            0.45%            0.45%
The AAL Bond Fund                     0.50%         0.50%           0.45%            0.45%            0.45%
The AAL Money Market Fund             0.50%         0.50%           0.50%            0.45%            0.45%

For the period May 1, 1998, to October 30, 1998, The AAL International Fund was entered into a sub-advisory agreement with Societe Generale Asset Management Corporation, which was paid 0.55% of 1% on daily net assets (payable from the 0.80% Annual Advisory fee paid to the Adviser.) Effective November 1, 1998, the Board of Trustees approved the termination of the sub-advisory agreement with Societe Generale Asset Management Corporation and approved a new sub-advisory agreement with Oechsle International Advisers, which is paid 0.40% of 1% on the first $50 million of average daily net assets and 0.35% of 1% on average daily net assets over $50 million (payable from the 0.65% annual advisory fee paid to the advisor.)

The Trust has entered into an Administrative Services Agreement with the Adviser pursuant to which the Adviser provides certain administrative services. Effective January 1, 1999, these services, as well as the personnel and management of The Adviser responsible for these functions, were transferred to AAL. The Adviser earned the following fees from the respective Funds for the year ended April 30, 1999: $45,000 for The AAL International Fund, $40,000 for The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, Equity Income, Balanced, High Yield Bond, Bond, Municipal Bond and Money Market Funds, respectively.

The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services.

                                        The AAL Mutual Funds Annual Report    83

Notes to Financial Statements - continued  AS OF APRIL 30, 1999


These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquiries regarding account status, options and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $4.08 per year per shareholder account.

The Trust has adopted a Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. On the Class A shares, a service fee of 0.25% of 1% of average net assets for The AAL Capital Growth, Bond, Municipal Bond, Mid Cap Stock, Equity Income, Balanced, International, Small Cap Stock, and High Yield Bond Funds; 0.125% of 1% of average net assets for The AAL Money Market Fund. On the Class B Shares, a service fee of 0.25% of 1% of average net assets and a 12b-1 Distribution Fee of 0.75% of 1% of average net assets for The AAL Capital Growth, Bond, Municipal Bond, Mid Cap Stock, Equity Income, Balanced, International, Small Cap Stock, and High Yield Bond Funds; a service fee of 0.125% of 1% of average net assets and a 12b-1 Distribution Fee of 0.75% of 1% of average net assets for The AAL Money Market Fund. There is no 12b-1 Distribution Fee on Class I shares. Trustees of the Trust not affiliated with AAL or the Adviser received $106,214 in fees for fiscal 1998-99. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

The Adviser voluntarily has reimbursed various Funds since inception. As of April 30, 1999, the Adviser is waiving expenses of The AAL Money Market Fund of 0.325% based on average daily net assets. In addition, AAL Capital Management Corporation is waiving all expenses in excess of 1.00% for Class A and 1.75% for Class B of The AAL High Yield Bond Fund; and is waiving all expenses in excess of 1.25% for Class A and 2.00% for Class B of The AAL Balanced Fund. Voluntary waiver of expenses to these Funds may be modified or discontinued at any time by the Adviser.

AAL is the ultimate parent company for AAL Capital Management Corporation.

D: Security Transactions
During the years ended April 30, 1998, and 1999, purchases and sales of securities other than short-term obligations were as follows:

                                          Purchases                         Sales
                                ------------------------------  ------------------------------
                                         Years Ended                     Years Ended
                                    4/30/98         4/30/99         4/30/98         4/30/99
----------------------------------------------------------------------------------------------
The AAL Small Cap Fund          $  147,796,741  $  162,781,255  $  94,896,968  $   138,767,607
The AAL Mid Cap Fund               634,736,099     726,385,475     597,740,432     752,711,455
The AAL International Fund          37,362,229     154,642,180      22,491,590     133,011,319
The AAL Capital Growth Fund        489,194,062     501,444,062     394,294,099     259,149,531
The AAL Equity Income Fund         122,835,962      81,651,026      98,863,905      29,495,234
The AAL Balanced Fund               27,104,073     266,878,645       1,430,608     156,387,748
The AAL High Yield Bond Fund       152,446,699     119,953,262      93,287,589      68,434,062
The AAL Municipal Bond Fund        664,361,670     527,979,636     607,497,985     471,600,151
The AAL Bond Fund                1,782,756,237   2,233,070,486   1,762,774,060   2,213,905,742

For the years ended April 30, 1998, and 1999, The AAL Bond Fund purchased $985,955,124 and $1,249,352,154 and sold $1,010,603,182 and $1,246,093,792 in
U.S. government obligations.

For the year ended April 30, 1999, The AAL Municipal Bond Fund purchased $21,568,998 and sold $21,564,850 in U.S. government obligations.
For the years ended April 30, 1998, and 1999, The AAL Balanced Fund purchased $6,710,502 and $104,802,878 and sold $617,844 and $101,319,024 in U.S.
government obligations.

As of April 30, 1999, the cost of investments for federal income tax purposes for each of the Funds was as follows:

The AAL Small Cap Stock Fund    $ 128,194,655
The AAL Mid Cap Stock Fund         565,920,796
The AAL International Fund         134,215,484
The AAL Capital Growth Fund      1,831,674,174
The AAL Equity Income Fund         220,331,202
The AAL Balanced Fund              158,244,367
The AAL High Yield Bond Fund       156,278,037
The AAL Municipal Bond Fund        496,372,894
The AAL Bond Fund                  411,436,625
The AAL Money Market Fund          308,345,355

Any differences between book and tax are due primarily to wash sale losses and REIT return of capital distributions..

82   The AAL Mutual Annual Report

Notes to Financial Statements - continued  AS OF APRIL 30, 1999

The AAL Small Cap Stock, Balanced, High Yield Bond and Bond Funds deferred, on a tax basis, post-October losses of $7,429,407; $970,672; $1,829,362; and
$4,701,319 respectively. Such amounts may be used to offset future capital gains.

At April 30, 1999, The AAL Small Cap Stock Fund had accumulated a net realized capital loss carryover of $5,169,704 expiring in 2007; The AAL International Fund had accumulated a net realized capital loss carryover of $17,042,294 expiring in 2007; The AAL Equity Income Fund had accumulated a net realized capital loss carryover of $1,466,623 expiring in 2007; The AAL High Yield Bond Fund had accumulated a net realized capital loss carryover of $1,271,115 expiring in 2007; and The AAL Bond Fund had accumulated a net realized capital loss carryover of $2,246,041 expiring in 2005. To the extent that these Funds realize net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.

The gross unrealized appreciation and depreciation on investments at years ended April 30, 1998, and 1999, were as follows:

                                                         Net Unrealized                                   Net Unrealized
                                                          Appreciation                                     Appreciation
                          Appreciation   (Depreciation)  (Depreciation)    Appreciation   (Depreciation)  (Depreciation)
========================================================================================================================
The AAL Small Cap
Stock Fund               $   20,805,961   $ (3,743,862)  $   17,062,099   $   15,707,959   $(10,865,769)  $    4,842,190

The AAL Mid Cap
Stock Fund                  132,609,100    (15,441,186)     117,167,914       87,065,009    (27,017,343)      60,047,666

The AAL
International Fund           23,333,826    (23,099,326)         234,500       28,491,489     (2,365,445)      26,126,043

The AAL Capital
Growth Fund               1,285,921,272    (12,004,856)   1,273,916,416    1,951,269,701    (44,625,297)   1,906,644,404

The AAL Equity
Income Fund                  40,487,563     (1,673,134)      38,814,429       77,412,812    (13,629,141)      63,783,671

The AAL Balanced Fund         1,193,311       (209,545)         983,766       16,570,935     (2,417,994)      14,152,941

The AAL High Yield
Bond Fund                     2,117,499     (1,344,078)         773,421        2,652,342    (16,230,454)     (13,578,112)

The AAL Municipal
Bond Fund                    29,840,546       (498,498)      29,342,048       34,368,583       (717,498)      33,651,085

The AAL Bond Fund             4,001,527     (1,129,834)       2,871,693        1,816,883     (5,555,252)      (3,738,369)

E:  Trust Transactions
Transactions in trust shares for the years ended April 30, 1998, and 1999, were as follows:

                                                                     The AAL Small Cap Stock Fund
                                       ----------------------------------------------------------------------------------
                                            Class A Shares                 Class B Shares               Class I Shares
                                       ------------------------        ---------------------        ---------------------
                                        4/30/98         4/30/99        4/30/98       4/30/99        4/30/98       4/30/99
-------------------------------------------------------------------------------------------------------------------------
Shares purchased                       4,581,398       3,891,500       707,744        582,841          30,103      64,638
Income dividends reinvested                   --              --            --             --              --          --
Capital gains reinvested                 359,191         301,427        35,879         34,300              --       2,374
Shares redeemed                         (770,817)     (2,240,144)      (41,520)      (190,256)             --     (23,860)
                                      ----------      ----------       -------        -------         -------     -------

Net increase of trust shares           4,169,772       1,952,783       702,103        426,885          30,103      43,152
                                      ==========      ==========       =======        =======         =======     =======

                                                                    The AAL Mid Cap Stock Fund
                                      -----------------------------------------------------------------------------------
                                           Class A Shares                   Class B Shares              Class I Shares
                                      --------------------------       ----------------------        --------------------
                                        4/30/98         4/30/99        4/30/98        4/30/99        4/30/98      4/30/99
-------------------------------------------------------------------------------------------------------------------------
Shares purchased                       5,854,933       5,215,260       566,630        454,559          73,106     466,914
Income dividends reinvested                   --              --            --             --              --          --
Capital gains reinvested               3,957,823       2,474,310        59,255         61,459              --       8,275
Shares redeemed                       (3,985,235)     (7,729,989)      (24,842)      (130,314)           (172)    (89,278)
                                      ----------      ----------       -------        -------         -------     -------

Net increase of trust shares           5,827,521         (40,419)      601,043        385,704          72,934     385,911
                                      ==========      ==========       =======        =======         =======     =======

                                        The AAL Mutual Funds Annual Report    83

Notes to Financial Statements - continued  AS OF APRIL 30, 1999

                                                                  The ALL International Fund
                                      ------------------------------------------------------------------------------------
                                              Class A Shares                Class B Shares              Class I Shares
                                      ----------------------------     -----------------------      ----------------------
                                        4/30/98           4/30/99      4/30/98         4/30/99      4/30/98        4/30/99
--------------------------------------------------------------------------------------------------------------------------
Shares purchased                       3,772,173         2,076,339     479,030         232,322       41,212        154,736
Income dividends reinvested              456,456           511,948      19,125          25,527           --          2,869
Capital gains reinvested                 644,791           100,659      30,027           6,597           --            482
Shares redeemed                       (2,164,121)       (2,677,235)    (41,612)       (106,607)          --        (35,591)
                                      ----------        ----------     -------        --------       ------        -------

Net increase of trust shares           2,709,299            11,711     486,570         157,839       41,212        122,496
                                      ==========        ==========     =======        ========       ======        =======

                                                                   The AAL Capital Growth Fund
                                       ------------------------------------------------------------------------------------
                                             Class A Shares                 Class B Shares              Class I Shares
                                       --------------------------      ------------------------      ----------------------
                                         4/30/98        4/30/99         4/30/98        4/30/99       4/30/98        4/30/99
---------------------------------------------------------------------------------------------------------------------------
Shares purchased                       12,378,718      14,225,458      1,344,950      1,321,138      104,072       1,311,222
Income dividends reinvested               288,468         281,631            748             --           --           2,137
Capital gains reinvested                3,818,058       1,425,758         54,225         38,349           --           6,025
Shares redeemed                        (6,622,943)     (9,060,976)       (45,132)      (179,708)      (3,420)       (112,134)
                                       ----------      ----------      ---------      ---------      -------       ---------
Net increase of trust shares            9,862,301       6,871,871      1,354,791      1,179,779      100,652       1,207,250
                                       ==========      ==========      =========      =========      =======       =========

                                                                   The AAL Equity Income Fund
                                       -----------------------------------------------------------------------------------
                                             Class A Shares               Class B Shares                Class I Shares
                                       --------------------------      ----------------------        ---------------------
                                          4/30/98         4/30/99      4/30/98        4/30/99        4/30/98       4/30/99
--------------------------------------------------------------------------------------------------------------------------
Shares purchased                        3,285,078       4,854,885      221,116        398,839        494,961       435,407
Income dividends reinvested               258,113         193,170        1,588          1,588             87         2,545
Capital gains reinvested                  401,552         916,949        4,591         29,216             --         5,698
Shares redeemed                        (1,967,090)     (1,922,099)      (4,028)       (40,545)            --       (43,650)
                                       ----------      ----------      -------        -------        -------       -------
Net increase of trust shares            1,977,653       4,042,905      223,267        389,098        495,048       400,000
                                       ==========      ==========      =======        =======        =======       =======

                                                                     The AAL Balanced Fund
                                       -----------------------------------------------------------------------------------
                                            Class A Shares                Class B Shares                 Class I Shares
                                       --------------------------      ----------------------        ---------------------
                                         4/30/98          4/30/99      4/30/98        4/30/99        4/30/98       4/30/99
--------------------------------------------------------------------------------------------------------------------------
Shares purchased                       2,577,656       11,236,840      216,251        806,943         99,473        89,291
Income dividends reinvested                4,577          128,272          234          6,598            251         2,580
Capital gains reinvested                      --            3,654           --            298             --            67
Shares redeemed                          (23,136)        (898,275)      (1,015)       (49,617)            --        (5,018)
                                       ---------       ----------      -------        -------         ------        ------
Net increase of trust shares           2,559,097       10,470,491      215,470        764,222         99,724        86,920
                                       =========       ==========      =======        =======         ======        ======

--------------------------------------------------------------------------------
84    The AAL Mutual Funds Annual Report

Notes to Financial Statements Continued AS OF APRIL 30 1999

                                                                 The AAL High Yield Bond Fund
                                       -------------------------------------------------------------------------------------
                                               Class A Shares                Class B Shares              Class I Shares
                                       ----------------------------     -----------------------     ------------------------
                                          4/30/98          4/30/99       4/30/98        4/30/99     4/30/98          4/30/99
============================================================================================================================
Shares purchased                        7,562,713        6,706,091      664,944         495,697      16,914          247,545
Income dividends reinvested               399,044          863,591       30,318          66,641         430           13,102
Capital gains reinvested                   54,806           75,664        4,779           6,434          --            1,262
Shares redeemed                        (2,759,953)      (2,630,009)     (27,277)       (121,281)         --          (31,405)
                                       ----------       ----------      -------        --------      ------          -------
Net increase of trust shares            5,256,610        5,015,337      672,764         447,491      17,344          230,504
                                       ==========       ==========      =======        ========      ======          =======

                                                               The AAL Municipal Bond Fund
                                       -------------------------------------------------------------------------------------
                                               Class A Shares                Class B Shares               Class I Shares
                                       ---------------------------      -----------------------     ------------------------
                                          4/30/98          4/30/99      4/30/98         4/30/99       4/30/98        4/30/99
============================================================================================================================
Shares purchased                        4,874,442        6,657,054      244,779         340,431         4,325         44,426
Income dividends reinvested             1,447,260        1,557,452        5,354          14,626            68          1,175
Capital gains reinvested                  376,282          556,748        1,982           7,148            --            725
Shares redeemed                        (4,333,958)      (4,140,561)      (5,422)        (26,502)           --         (2,176)
                                       ----------       ----------      -------         -------       -------        -------
Net increase of trust shares            2,364,026        4,630,693      246,693         335,703         4,393         44,150
                                       ==========       ==========      =======         =======       =======        =======

                                                                          The AAL Bond Fund
                                       -------------------------------------------------------------------------------------
                                             Class A Shares                  Class B Shares              Class I Shares
                                       --------------------------       -----------------------     ------------------------
                                         4/30/98          4/30/99       4/30/98         4/30/99       4/30/98       4/30/99
============================================================================================================================
Shares purchased                        3,202,810        6,448,271      104,248         200,975     2,928,980      1,733,386
Income dividends reinvested             1,727,721        1,565,781        3,370           8,007        11,357         37,306
Capital gains reinvested                       --               --           --              --            --             --
Shares redeemed                        (9,960,597)      (6,383,869)      (4,940)        (39,787)      (11,686)      (194,999)
                                       ----------       ----------      -------        --------     ---------      ---------
Net increase of trust shares           (5,030,066)       1,630,183      102,678         169,195     2,928,651      1,575,693
                                       ==========       ==========      =======        ========     =========      =========

                                                                        The AAL Money Market Fund
                                     ---------------------------------------------------------------------------------------
                                             Class A Shares                 Class B Shares               Class I Shares
                                     -----------------------------     ------------------------     ------------------------
                                        4/30/98          4/30/99         4/30/98       4/30/99        4/30/98      4/30/99
============================================================================================================================
Shares purchased                      328,956,368      367,653,413      3,114,103     3,041,527       505,441     54,278,795
Income dividends reinvested            10,583,981       11,608,802         41,867        47,572         1,453        420,490
Capital gains reinvested                       --               --             --            --            --             --
Shares redeemed                      (288,419,798)    (331,856,369)    (2,524,445)   (2,661,451)     (272,402)   (37,008,177)
                                     -------------    ------------     ----------    ----------      --------    -----------
Net increase of trust shares           51,120,551       47,405,846        631,525       427,648       234,492     17,691,108
                                     =============    ============     ==========    ==========      ========    ===========

--------------------------------------------------------------------------------
                                  The AAL Mutual Funds Annual Report          85

F:   Forward Currency Contracts
As of April 30,1999,The AAL International Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $110,538.

Settlement Date                  Currency to   U.S. Value at                 Currency to         U.S. Value at
Through                          Be Delivered  April 30, 1999                Be Received        April 30, 1999
----------------------------------------------------------------------------------------------------------------
5/3/99                 (46,325)  U.S. Dollar    $   (46,921)       (70,800)  Australian Dollar  $    (46,325)
5/4/99                 (47,347)  U.S. Dollar        (47,637)       (71,879)  Australian Dollar       (47,347)
5/5/99                 (79,736)  U.S. Dollar        (79,970)      (120,666)  Australian Dollar       (79,736)
5/7/99              (1,485,722)  U.S. Dollar     (1,478,622)  (176,490,246)  JapaneseYen          (1,485,722)
5/10/99               (796,255)  U.S. Dollar       (797,714)   (95,216,175)  JapaneseYen            (796,255)
5/12/99                609,158   U.S. Dollar        606,916        573,657   Euro                    609,158
6/17/99            839,000,000   JapaneseYen      7,066,897      7,066,897   U.S. Dollar           7,179,714
                                                -----------
                                                $ 5,222,949                                     $  5,333,487
                                                ===========

G:   Federal Income Tax Information (unaudited)

In early 1999,shareholders received information regarding all distributions paid to them by the Funds during the calendar year 1998. The Funds hereby designate the following amounts as long-term capital gains:


                                    The           The             The                 The                The             The
                               AAL Small Cap  AAL Mid Cap  AAL International  AAL Capital Growth  AAL Equity Income  AAL Municipal
                                Stock Fund    Stock Fund         Fund                 Fund               Fund         Bond Fund
Total Long-term Capital Gains   $1,498,502    $23,968,107      $949,380           $41,807,460        $13,310,342      $3,619,471


For the AAL Capital Growth, Equity Income and Balanced Funds, the percentage of ordinary income distributions which is eligible for the corporate dividend received deduction for the fiscal year ended April 30,1999,was 100%,99.90% and 99.65%,respectively.

During the fiscal year ended April 30,1999,The AAL International Fund generated $3,786,540 of foreign source income and paid $264,350 of foreign taxes. The Fund elects to pass foreign taxes through to the Fund's shareholders for their 1999 tax returns. Updated data will be sent with 1999 Form 1099s to enable shareholders to have information to claim either a foreign tax credit or to take a foreign tax deduction on their 1999 income tax returns.

For the fiscal year ended April 30,1999,The AAL Municipal Bond Fund designates 98.8% of its income distributions as tax exempt income deductions.

H:   Shareholder Meeting (unaudited)

On October 30,1998,a special shareholder meeting was held at which time a majority vote of The AAL Small Cap Stock and Mid Cap Stock Funds shareholders agreed to change the Funds' fundamental investment objective.


The AALSmall Cap Stock Fund
                        For        5,230,155.505.......................  47.914%     93.998%
                    Against           92,370.399.......................   0.846%      1.660%
                  Abstained          241,606.988.......................   2.213%      4.342%
                                   -------------                         -------     -------
                      Total        5,564,132.892.......................  50.973%     100.00%

--------------------------------------------------------------------------------
86   The AAL Mutual Funds Annual Report

Notes to Financial Statements Continued AS OF APRIL 30 1999

The AAL Mid Cap Stock Fund

                         For            20,722,662.178......... 48.021%          93.827%
                     Against               317,918.803.........  0.737%           1.440%
                   Abstained             1,045,391.031.........  2.422%           4.733%
                                        --------------          ------           ------
                       Total            22,085,972.012......... 51.180%          100.00%

Also, the shareholders of The AAL International Fund agreed to a change in sub-adviser from Societe Generale Asset Management Corporation to Oechsle International Advisors LLC, effective November 1, 1998.

                         For             7,382,768.097......... 53.821%          94.646%
                     Against                79,092.486.........  0.577%           1.014%
                   Abstained               338,536.103.........  2.468%           4.340%
                                         -------------          ------           ------
                       Total             7,800,396.686......... 56.866%          100.00%

Proposal to elect 7 candidates to serve on the Board of Trustees Votes

                                     Votes

          John H. Pender
                 Affirmative           282,502,836.140                            51.86%
                    Withhold             5,458,900.926                             1.00%
          Richard L. Gady
                 Affirmative           282,499,995.401                            51.86%
                    Withhold             5,483,268.421                             1.01%
          Lawrence M. Woods
                 Affirmative           282,376,542.000                            51.84%
                    Withhold             5,584,995.072                             1.03%
          F. Gregory Campbell
                 Affirmative           282,463,924.061                            51.85%
                    Withhold             5,497,613.005                             1.01%
          John O. Gilbert
                 Affirmative           282,535,204.440                            51.87%
                    Withhold             5,426,332.626                             1.00%
          Ronald G. Anderson
                 Affirmative           282,425,583.449                            51.85%
                    Withhold             5,535,953.617                             1.02%
          Edward W. Smeds
                 Affirmative           282,300,409.506                            51.82%
                    Withhold             5,661,127.569                             1.04%

D.W. Russler did not stand for re-election.

Proposal to ratify PricewaterhouseCoopers LLP as independent accountants for fiscal year ending April 30, 1999.

                 Affirmative           275,960,818.636                            50.66%
                 Against                 1,573,013.706                             0.29%
                 Abstain                10,411,000.724                             1.91%

--------------------------------------------------------------------------------
                                           The AAL Mutual Funds Annual Report 87

Financial Highlights                  PER SHARE INFORMATION


The AAL Small Cap Stock Fund

                                                          Class A            Class B        Class A         Class B
                                                        Period Ended       Period Ended    Year Ended      Year Ended
                                                          4/30/97            4/30/97        4/30/98         4/30/98
---------------------------------------------------------------------------------------------------------------------
Net asset value:
Beginning of period...............................      $  10.00           $  11.17         $   9.84         $   9.81

Income from Investment Operations
---------------------------------
Net investment income.............................         (0.06)             (0.03)           (0.10)           (0.16)

Net realized and unrealized gain (loss)
on investments....................................          0.16              (1.33)            4.73             4.67
---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            0.10              (1.36)            4.63             4.51
=====================================================================================================================
Distributions from:
------------------
Net investment income.............................            --                 --               --               --

Net realized capital gains........................         (0.27)                --            (0.63)           (0.59)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.27)                --            (0.63)           (0.59)
=====================================================================================================================
Net increase (decrease) in net asset value                 (0.17)             (1.36)            4.00             3.92

Net asset value:
End of period.....................................      $   9.84           $   9.81         $  13.84         $  13.73
=====================================================================================================================
Total return (d)..................................         (0.78)%           (12.18)%          47.97%           46.86%

Net assets, end of period (in millions)...........      $   44.5           $    3.4         $  120.3         $   14.4

Ratio of expenses to average
net assets (a) (b)................................          2.06%              3.20%            1.71%            2.60%

Ratio of net investment income
to average net assets (a) (c).....................         (1.20)%            (2.39)%          (1.05)%          (1.94)%

Portfolio turnover rate...........................        138.50%            138.50%          105.60%          105.60%

--------------------------------------------------------------------------------
88   The AAL Mutual Funds Annual Report

               Class I         Class A       Class B     Class I
            Period Ended     Year Ended    Year Ended  Year Ended
              4/30/98 (e)      4/30/99       4/30/99     4/30/99
--------------------------------------------------------------------
              $ 12.45         $  13.84     $  13.73   $  13.87

                (0.01)           (0.12)       (0.22)     (0.04)

                 1.43            (2.51)       (2.50)     (2.52)
-------------------------------------------------------------------
                 1.42            (2.63)       (2.72)     (2.56)
===================================================================

                   --               --           --         --
                   --            (0.32)       (0.27)     (0.36)
-------------------------------------------------------------------
                   --            (0.32)       (0.27)     (0.36)
===================================================================
                 1.42            (2.95)       (2.99)     (2.92)

              $ 13.87         $  10.89     $  10.74   $  10.95
===================================================================
                11.41%          (18.97)%     (19.85)%   (18.41)%
              $   0.4         $  116.0     $   15.8   $    0.8

                 1.19%            1.82%        2.89%      1.08%

                (0.39)%          (1.15)%      (2.22)%    (0.40)%
               105.60%          112.96%      112.96%    112.96%

--------------------------------------------------------------------------------
                                         The AAL Mutual Funds Annual Report  89

Financial Highlights - continued   PER SHARE INFORMATION


The AAL Mid Cap Stock Fund


                                                Class A    Class A    Class A    Class B    Class A
                                                 Year       Year      Period      Year       Year
                                                 Ended      Ended      Ended      Ended      Ended
                                                4/30/95    4/30/96    4/30/97    4/30/97    4/30/98
-------------------------------------------------------------------------------------------------------
Net asset value:
Beginning of period........................    $  10.38   $  10.92   $  17.11   $  13.67   $  12.71

Income from Investment Operations
---------------------------------
Net investment income......................       (0.05)     (0.10)     (0.12)     (0.03)     (0.04)
Net realized and unrealized gain (loss)
on investments.............................        0.59       6.29      (1.63)     (0.95)      4.75
------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.54       6.19      (1.75)     (0.98)      4.71
======================================================================================================
Distributions from:
------------------
Net investment income......................          --         --         --         --         --
Net realized capital gains.................          --         --      (2.65)        --      (1.49)
------------------------------------------------------------------------------------------------------
Total Distributions                                  --         --      (2.65)        --      (1.49)
======================================================================================================
Net increase (decrease) in net asset value.        0.54       6.19      (4.40)     (0.98)      3.22

Net asset value:
End of period..............................    $  10.92   $  17.11   $  12.71   $  12.69   $  15.93
======================================================================================================
Total return (d)...........................        5.20%     56.59%    (11.08)%    (7.17)%    38.73%

Net assets, end of period (in millions)....    $  220.8   $  425.0   $  461.7   $    3.3   $  671.5

Ratio of expenses to average
net assets (a) (b).........................        1.54%      1.39%      1.35%      2.29%      1.30%

Ratio of net investment income to average
net assets (a) (c).........................       (0.77)%    (0.82)%    (0.94)%    (1.41)%    (0.27)%

Portfolio turnover rate....................       88.18%     90.14%    112.60%    112.60%    104.73%

--------------------------------------------------------------------------------
90  The AAL Mutual Funds Annual Report

             Class B      Class I      Class A     Class B     Class I
              Period        Year         Year        Year        Year
              Ended        Ended        Ended       Ended       Ended
             4/30/98      4/30/98      4/30/99     4/30/99     4/30/99
------------------------------------------------------------------------
             $  12.69    $ 14.40       $  15.93    $  15.78    $  15.96

                (0.12)        --          (0.04)      (0.17)       0.02

                 4.65       1.56          (1.25)      (1.27)      (1.25)
------------------------------------------------------------------------
                 4.53       1.56          (1.29)      (1.44)      (1.23)
========================================================================

                   --         --             --          --          --
                (1.44)        --          (0.75)      (0.70)      (0.79)
------------------------------------------------------------------------
                (1.44)        --          (0.75)      (0.70)      (0.79)
========================================================================
                 3.09       1.56          (2.04)      (2.14)      (2.02)

             $  15.78    $ 15.96       $  13.89    $  13.64    $  13.94
========================================================================
                37.41%     10.83%         (7.62)%     (8.70)%     (7.17)%
             $   13.6    $   1.2       $  584.9    $   17.0    $    6.4

                 2.33%      0.86%          1.37%       2.56%       0.85%

                (1.30)%     0.18%         (0.28)%     (1.46)%      0.33%
               104.73%    104.73%        125.94%     125.94%     125.94%

--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report  91

--------------------------------------------------------------------------------

Financial Highlights - continued        PER SHARE INFORMATION

--------------------------------------------------------------------------------

The AAL International Fund

                                                      Class A        Class A      Class B        Class A      Class B
                                                      Period Ended   Year Ended   Period Ended   Year Ended   Year Ended
                                                      4/30/96        4/30/97      4/30/97        4/30/98      4/30/98
==============================================================================================================================
Net asset value:
Beginning of period.......................            $ 10.00        $ 11.08      $ 10.98        $ 11.37      $ 11.34

Income from Investment Operations
---------------------------------
Net investment income.....................               0.05           0.01           --           0.17         0.13

Net realized and unrealized
gain (loss) on investments................               1.05           0.68         0.36           0.56         0.49
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         1.10           0.69         0.36           0.73         0.62
==============================================================================================================================
Distributions from:
------------------
Net investment income.....................              (0.02)         (0.34)          --          (0.37)       (0.33)

Net realized capital gains................                 --          (0.06)          --          (0.58)       (0.58)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.02)         (0.40)          --          (0.95)       (0.91)
==============================================================================================================================
Net increase (decrease) in net asset
 value....................................               1.08           0.29         0.36          (0.22)       (0.29)

Net asset value:
End of period.............................            $ 11.08        $ 11.37      $ 11.34        $ 11.15      $ 11.05
==============================================================================================================================
Total return (d)..........................              11.07%          6.32%        3.28%          7.34%        6.30%

Net assets, end of period (in millions)...            $  57.1        $ 116.2      $   2.6        $ 144.2      $   7.9

Ratio of expenses to average net
 assets (a) (b)...........................               2.15%          2.10%        2.94%          1.91%        2.90%

Ratio of net investment income to average
 net assets (a) (c).......................               0.94%          0.88%       (0.03)%         1.36%        0.34%

Portfolio turnover rate...................               1.30%         12.95%       12.95%         19.90%       19.90%

--------------------------------------------------------------------------------
92  The AAL Mutual Funds Annual Report

     Class I          Class A       Class B       Class I
     Period Ended     Year Ended    Year Ended    Year Ended
     4/30/98(e)       4/30/99       4/30/99       4/30/99
================================================================================
      $  10.11         $  11.15      $  11.05      $  11.17


          0.03             0.08         (0.03)         0.15

          1.03             0.65          0.64          0.65
------------------------------------------------------------------------------------
          1.06             0.73          0.61          0.80
====================================================================================


            --            (0.44)        (0.34)        (0.51)
            --            (0.09)        (0.09)        (0.09)
------------------------------------------------------------------------------------
            --            (0.53)        (0.43)        (0.60)
====================================================================================

          1.06             0.20          0.18          0.20

      $  11.17         $  11.35      $  11.23      $  11.37
====================================================================================
         10.48%            6.82%         5.72%         7.49%

      $    0.5         $  146.9      $    9.8      $    1.9


          1.19%            1.74%         2.85%         1.09%



          2.38%            0.64%        (0.52)%        1.10%
         19.90%          100.90%       100.90%       100.90%

--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report  93

Financial Highlights - continued           PER SHARE INFORMATION

The AAL Capital Growth Fund


                                                           Class A         Class A        Class A
                                                           Year Ended      Year Ended     Year Ended
                                                           4/30/95         4/30/96        4/30/97
==========================================================================================================
Net asset value:
Beginning of period.............................            $  14.49        $  15.56       $  18.79

Income from Investment Operations
---------------------------------
Net investment income...........................                0.27            0.20           0.13
Net realized and unrealized
gain (loss) on investments......................                1.70            3.76           3.68
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                                1.97            3.96           3.81
==========================================================================================================
Distributions from::
------------------
Net investment income...........................               (0.30)          (0.22)         (0.15)
Net realized capital gains......................               (0.60)          (0.51)         (0.95)
----------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.90)          (0.73)         (1.10)
==========================================================================================================
Net increase (decrease) in
 net asset value................................                1.07            3.23           2.71
Net asset value:
End of period...................................            $  15.56        $  18.79       $  21.50
==========================================================================================================
Total return (d)................................               14.37%          25.85%         20.55%
Net assets, end of period
 (in millions)..................................            $1,032.2        $1,381.4       $1,794.4
Ratio of expenses to
 average net assets (a) (b).....................                1.17%           1.12%          1.06%
Ratio of net investment
 income to average
net assets (a) (c)..............................                1.89%           1.16%          0.62%
Portfolio turnover rate.........................               33.34%          44.26%         24.30%

--------------------------------------------------------------------------------
94  The AAL Mutual Funds Annual Report

      Class B    Class A    Class B   Class I     Class A    Class B    Class I
      Period     Year       Year      Period      Year       Year       Year
      Ended      Ended      Ended     Ended       Ended      Ended      Ended
      4/30/97    4/30/98    4/30/98   4/30/98(e)  4/30/99    4/30/99    4/30/99
=================================================================================
       $ 20.66   $  21.50    $ 21.45    $ 26.05   $  29.64    $ 29.38   $ 29.67


         (0.01)      0.10       0.04       0.02       0.09      (0.19)     0.21

          0.80       9.26       9.06       3.60       6.69       6.56      6.67
---------------------------------------------------------------------------------
          0.79       9.36       9.10       3.62       6.78       6.37      6.88
=================================================================================


            --      (0.08)     (0.03)        --      (0.09)        --     (0.20)
            --      (1.14)     (1.14)        --      (0.46)     (0.46)    (0.46)
---------------------------------------------------------------------------------
            --      (1.22)     (1.17)        --      (0.55)     (0.46)    (0.66)
=================================================================================

          0.79       8.14       7.93       3.62       6.23       5.91      6.22

       $ 21.45   $  29.64   $  29.38    $ 29.67   $  35.87    $ 35.29   $ 35.89
=================================================================================
          3.82%     44.48%     43.25%     13.90%     23.20%     21.94%    23.55%

       $  11.0   $2,766.7   $   54.9    $   3.0   $3,594.5    $ 107.6   $  46.9

          1.89%      0.98%      1.90%      0.58%      0.97%      1.99%     0.60%


         (0.39)%     0.39%     (0.58)%     0.52%      0.30%     (0.74)%    0.62%
         24.30%     17.96%     17.96%     17.96%      8.74%      8.74%     8.74%

--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report  95

Financial Highlights continued  PER SHARE INFORMATION

The AAL Equity Income Fund

                                                      Class A          Class A         Class A          Class B
                                                      Year Ended       Year Ended      Year Ended       Period Ended
                                                      4/30/95          4/30/96         4/30/97          4/30/97
=======================================================================================================================
Net asset value:
Beginning of period...............................    $   9.95         $   9.47        $  10.90         $  11.40
Income from Investment Operations
---------------------------------
Net investment income.............................        0.34             0.36            0.39             0.05
Net realized and unrealized gain (loss)
on investments. ..................................       (0.50)            1.42            0.46            (0.06)
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         (0.16)            1.78            0.85            (0.01)
=======================================================================================================================
Distributions from:
------------------
Net investment income.............................       (0.32)           (0.35)          (0.41)           (0.02)
Net realized capital gains........................          --               --              --               --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.32)           (0.35)          (0.41)           (0.02)
=======================================================================================================================
Net increase (decrease) in net asset value........       (0.48)            1.43            0.44            (0.03)
Net asset value:
End of period.....................................    $   9.47         $  10.90        $  11.34         $  11.37
=======================================================================================================================
Total return (d)..................................       (1.51)%          18.90%           7.88%           (0.04)%
Net assets, end of period (in millions)...........    $   70.9         $  114.5        $  134.2         $    0.5
Ratio of expenses to average net assets (a) (b)...        1.19%            1.20%           1.15%            1.99%
Ratio of net investment income to average
net assets (a) (c). ..............................        4.08%            3.58%           3.57%            2.36%
Portfolio turnover rate...........................       24.65%           21.79%           5.14%            5.14%

--------------------------------------------------------------------------------
96    The AAL Mutual Funds Annual Report

   Class A      Class B      Class I      Class A        Class B      Class I
   Year Ended   Year Ended   Year Ended   Period Ended   Year Ended   Year Ended
   4/30/98      4/30/98      4/30/98 (e)  4/30/99        4/30/99      4/30/99
==================================================================================
   $  11.34     $  11.37     $  13.14     $  14.31       $  14.31     $  14.32


       0.27         0.19         0.08         0.16           0.02         0.21

       3.44         3.41         1.16         1.17           1.17         1.19
----------------------------------------------------------------------------------
       3.71         3.60         1.24         1.33           1.19         1.40
==================================================================================


      (0.29)       (0.21)       (0.06)       (0.17)         (0.05)       (0.23)
      (0.45)       (0.45)          --        (0.79)         (0.79)       (0.79)
----------------------------------------------------------------------------------
      (0.74)       (0.66)       (0.06)       (0.96)         (0.84)       (1.02)
==================================================================================
       2.97         2.94         1.18         0.37           0.35         0.38

   $  14.31     $  14.31     $  14.32     $  14.68       $  14.66     $  14.70
==================================================================================
      33.50%       32.42%        9.34%       10.08%          8.97%       10.62%
   $  197.7     $    3.8     $    7.1     $  262.2       $    9.6     $   13.2
       1.11%        2.04%        0.68%        1.05%          2.09%        0.60%

       2.17%        0.96%        2.10%        1.22%          0.16%        1.65%
      64.00%       64.00%       64.00%       13.35%         13.35%       13.35%

--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    97

Financial Highlights - continued   PER SHARE INFORMATION

The AAL Balanced Fund

                                                                          Class A            Class B        Class I
                                                                          Period Ended       Period Ended  Period Ended
                                                                          4/30/98 (e)        4/30/98 (e)    4/30/98 (e)
=========================================================================================================================
Net asset value:
Beginning of period....................................................    $     10.00       $  10.00     $  10.00
Income from Investment Operations
---------------------------------
Net investment income..................................................           0.04           0.03         0.04
Net realized and unrealized gain (loss) on investments.................           0.80           0.78         0.78
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                  0.84           0.81         0.82
=========================================================================================================================
Distributions From:
------------------
Net investment income..................................................          (0.03)         (0.02)       (0.03)
Net realized capital gains.............................................             --             --           --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                              (0.03)         (0.02)       (0.03)
=========================================================================================================================
Net increase (decrease) in net asset value.............................           0.81           0.79         0.79
Net asset value:
End of period..........................................................    $     10.81       $  10.79     $  10.79
=========================================================================================================================
Total return (d).......................................................           8.37%          8.10%        8.17%
Net assets, end of period (in millions)................................    $      27.7       $    2.3     $    1.1
Ratio of expenses to average net assets (a) (b)........................           1.37%          2.11%        1.95%
Ratio of net investment income to average net assets (a) (c)...........           2.19%          1.45%        1.73%
Portfolio turnover rate................................................          11.52%         11.52%       11.52%

--------------------------------------------------------------------------------
98   The AAL Mutual Funds Annual Report

     Class A         Class B         Class I
   Year Ended      Year Ended      Year Ended
     4/30/99         4/30/99        4/30/99
================================================
    $  10.81          $  10.79        $ 10.79



        0.21              0.14           0.23
        1.34              1.31           1.35
------------------------------------------------
        1.55              1.45           1.58
================================================


       (0.20)            (0.13)         (0.23)
       (0.01)            (0.01)         (0.01)
------------------------------------------------
       (0.21)            (0.14)         (0.24)
================================================
        1.34              1.31           1.34

    $  12.15          $  12.10        $ 12.13
================================================
       14.45%            13.47%         14.73%
    $  158.3          $   11.9        $   2.3
        1.15%             1.98%          0.88%
        2.26%             1.42%          2.50%
      213.46%           213.46%        213.46%

--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report    99

Financial Highlights - continued                  PER SHARE INFORMATION

The AAL High Yield Bond Fund

                                                              Class A        Class B        Class A      Class B      Class I
                                                              Period Ended   Period Ended   Year Ended   Year Ended   Period Ended
                                                              4/30/97        4/30/97        4/30/98      4/30/98      4/30/98 (e)
====================================================================================================================================
Net asset value:
Beginning of period................................              $  10.00       $  10.00       $   9.88     $   9.88     $ 10.29

Income from Investment Operations
---------------------------------
Net investment income..............................                  0.27           0.25           0.92         0.84        0.31
Net realized and unrealized gain (loss)
on investments.....................................                 (0.12)         (0.12)          0.53         0.53        0.02
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     0.15           0.13           1.45         1.37        0.33
====================================================================================================================================
Distributions From:
------------------
Net investment income..............................                 (0.27)         (0.25)         (0.92)       (0.84)      (0.31)
Net realized capital gains.........................                    --             --          (0.10)       (0.10)         --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.27)         (0.25)         (1.02)       (0.94)      (0.31)
====================================================================================================================================
Net increase (decrease) in net asset value.........                 (0.12)         (0.12)          0.43         0.43        0.02
Net asset value:
End of period......................................              $   9.88       $   9.88       $  10.31     $  10.31     $ 10.31
====================================================================================================================================
Total return (d)...................................                  1.51%          1.31%         15.12%       14.27%       3.28%
Net assets, end of period (millions)...............              $   44.7       $    2.7       $  100.8     $    9.7     $   0.2
Ratio of expenses to average
net assets (a) (b).................................                  1.00%          1.75%          0.99%        1.74%       0.75%
Ratio of net investment income
to average net assets (a) (c)......................                  9.11%          8.66%          8.94%        8.22%       9.53%
Portfolio turnover rate............................                 36.90%         36.90%        112.37%      112.37%     112.37%

--------------------------------------------------------------------------------
100       The AAL Mutual Funds Annual Report

        Class A        Class B        Class I
        Year Ended     Year Ended     Year Ended
        4/30/99        4/30/99        4/30/99
===================================================
           $  10.31       $  10.31       $  10.31



               0.91           0.84           0.93

              (1.33)         (1.33)         (1.34)
---------------------------------------------------
              (0.42)         (0.49)         (0.41)
===================================================


              (0.91)         (0.84)         (0.93)
              (0.06)         (0.06)         (0.06)
---------------------------------------------------
              (0.97)         (0.90)         (0.99)
===================================================
              (1.39)         (1.39)         (1.40)

           $   8.92       $   8.92       $   8.91
===================================================
              (3.96)%        (4.62)%        (3.85)%
           $  131.9       $   12.4       $    2.2

               1.00%          1.71%          0.76%

               9.81%          9.09%         10.34%
              54.67%         54.67%         54.67%

--------------------------------------------------------------------------------
                                     The AAL Mutual Funds Annual Report      101

Financial Highlights - continued                  PER SHARE INFORMATION

The AAL Municipal Bond Fund

                                                                 Class A      Class A      Class A
                                                                 Year Ended   Year Ended   Year Ended
                                                                 4/30/95      4/30/96      4/30/97
=========================================================================================================
Net asset value:
Beginning of period.....................................           $  10.56     $  10.69     $  10.91

Income from Investment Operations
---------------------------------
Net investment income...................................               0.52         0.52         0.52
Net realized and unrealized gain (loss) on investments..               0.19         0.30         0.19
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       0.71         0.82         0.71
=========================================================================================================
Distributions From:
-------------------
Net investment income...................................              (0.52)       (0.52)       (0.52)
Net realized capital gains..............................              (0.06)       (0.08)       (0.18)
---------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.58)       (0.60)       (0.70)
=========================================================================================================
Net increase (decrease) in net asset value..............               0.13         0.22         0.01
Net asset value
End of period...........................................           $  10.69     $  10.91     $  10.92
=========================================================================================================
Total return (d)........................................               7.01%        7.74%        6.64%
Net assets, end of period (in millions).................           $  377.8     $  412.8     $  421.7
Ratio of expenses to average net assets (a) (b).........               0.98%        0.95%        0.89%
Ratio of net investment income to average
net assets (a) (c)......................................               5.01%        4.69%        4.69%
Portfolio turnover rate.................................             172.49%      130.52%      119.79%

--------------------------------------------------------------------------------
102       The AAL Mutual Funds Annual Report

         Class B      Class A       Class B       Class I            Class A      Class B       Class I
      Period Ended  Year Ended    Year Ended    Period Ended       Year Ended   Year Ended    Year Ended
         4/30/97      4/30/98       4/30/98       4/30/98(e)         4/30/99      4/30/98       4/30/99
===========================================================================================================
       $  11.02    $ 10.92       $ 10.92       $  11.59           $  11.40    $  11.40       $ 11.40


           0.14       0.52          0.42           0.18               0.52        0.42          0.55
          (0.10)      0.61          0.61          (0.19)              0.25        0.25          0.25
-----------------------------------------------------------------------------------------------------------
           0.04       1.13          1.03          (0.01)              0.77        0.67          0.80
===========================================================================================================


          (0.14)     (0.52)        (0.42)         (0.18)             (0.52)      (0.42)        (0.55)
             --      (0.13)        (0.13)            --              (0.18)      (0.18)        (0.18)
-----------------------------------------------------------------------------------------------------------
          (0.14)     (0.65)        (0.55)         (0.18)             (0.70)      (0.60)        (0.73)
===========================================================================================================
          (0.10)      0.48          0.48          (0.19)              0.07        0.07          0.07

       $  10.92    $ 11.40       $ 11.40         $11.40           $  11.47    $  11.47       $ 11.47
===========================================================================================================
           0.34%     10.50%         9.58%         (0.09)              6.80%       5.93%         7.09%
       $    0.8    $ 467.1       $   3.6          $ 0.0           $  523.1    $    7.5          $0.6
           1.69%      0.85%         1.74%          0.60%              0.81%       1.64%         0.51%

           4.09%      4.55%         3.67%          4.79%              4.47%       3.65%         4.78%
         119.79%    131.18%       139.18%        139.18%             94.56%      94.56%        94.56%

--------------------------------------------------------------------------------
                                       The AAL Mutual Funds Annual Report    103

Financial Highlights - continued  PER SHARE INFORMATION

The AAL Bond Fund

                                                               Class A             Class A            Class A
                                                               Year Ended          Year Ended         Year Ended
                                                               4/30/95             4/30/96            4/30/97
====================================================================================================================
Net asset value:
Beginning of period...........................................   $   9.69            $   9.61            $   9.62

Income from Investment Operations
---------------------------------
Net investment income.........................................       0.58                0.58                0.60
Net realized and unrealized gain (loss) on investments........      (0.08)               0.01                0.01
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     0.50                0.59                0.61
====================================================================================================================
Distributions From:
------------------
Net investment income.........................................      (0.58)              (0.58)              (0.60)
Net realized capital gains....................................         --                  --                  --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.58)              (0.58)              (0.60)
====================================================================================================================
Net increase (decrease) in net asset value....................      (0.08)               0.01                0.01
Net asset value:
End of period.................................................    $   9.61           $   9.62            $   9.63
====================================================================================================================
Total return (d)..............................................        5.47%              6.18%               6.43%
Net assets, end of period (in millions).......................    $  429.4           $  430.8            $  389.3
Ratio of expenses to average net assets (a) (b)...............        1.03%              1.01%               0.98%
Ratio of net investment income to average
net assets (a) (c)............................................        6.12%              5.89%               6.10%
Portfolio turnover rate.......................................       44.57%            125.77%             212.49%

--------------------------------------------------------------------------------
104  The AAL Mutual Funds Annual Report

  Class B        Class A      Class B      Class I        Class A         Class B      Class I
  Period Ended   Year Ended   Year Ended   Period Ended   Year Ended      Year Ended   Year Ended
  4/30/97        4/30/98      4/30/98      4/30/98(e)     4/30/99         4/30/99      4/30/99
==================================================================================================
  $  9.71        $  9.63      $  9.64      $   10.06      $   9.99        $   9.99     $   9.99


     0.18           0.57         0.48           0.20          0.53            0.43         0.57
    (0.07)          0.36         0.35          (0.07)        (0.07)          (0.07)       (0.07)
--------------------------------------------------------------------------------------------------
     0.11           0.93         0.83           0.13          0.46            0.36         0.50
==================================================================================================


    (0.18)         (0.57)       (0.48)         (0.20)        (0.53)          (0.43)       (0.57)
       --             --           --             --            --              --           --
--------------------------------------------------------------------------------------------------
    (0.18)         (0.57)       (0.48)         (0.20)        (0.53)          (0.43)       (0.57)
==================================================================================================
    (0.07)          0.36         0.35          (0.07)        (0.07)          (0.07)       (0.07)

  $  9.64        $  9.99      $  9.99      $    9.99      $   9.92        $   9.92     $   9.92
==================================================================================================
     0.96%          9.86%        8.75%          1.24%         4.61%           3.60%        5.02%
  $   0.4        $ 353.4      $   1.4      $    29.3      $  367.2        $    3.1     $   44.7
     1.86%          0.95%        1.92%          0.56%         0.93%           1.90%        0.54%

     5.51%          5.77%        4.74%          6.29%         5.23%           4.28%        5.63%
   212.49%        483.76%      483.76%        483.76%       572.56%         572.56%      572.56%

--------------------------------------------------------------------------------
                                        The AAL Mutual Funds Annual Report   105

Financial Highlights - continued  PER SHARE INFORMATION

The AAL Money Market Fund

                                                               Class A      Class A      Class A      Class B
                                                               Year Ended   Year Ended   Year Ended   Period Ended
                                                               4/30/95      4/30/96      4/30/97      4/30/97
=====================================================================================================================
Net asset value:
Beginning of period..........................................  $   1.00     $  1.00      $  1.00      $  1.00

Income from Investment Operations
---------------------------------
Net investment income........................................      0.04        0.05         0.05         0.01
Net realized and unrealized gain (loss) on investments.......        --          --           --           --
---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                   0.04        0.05         0.05         0.01
=====================================================================================================================
Distributions From:
------------------
Net investment income........................................     (0.04)      (0.05)       (0.05)       (0.01)
Net realized capital gains...................................        --          --           --           --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                                               (0.04)      (0.05)       (0.05)       (0.01)
=====================================================================================================================
Net increase (decrease) in net asset value...................        --          --           --           --
Net asset value:
End of period................................................  $   1.00     $  1.00      $  1.00      $  1.00
=====================================================================================================================
Total return (d).............................................      3.92%       4.94%        5.21%        1.32%
Net assets, end of period (in millions)......................  $   70.2     $ 116.0      $ 189.6      $   0.6
Ratio of expenses to average net assets (a) (b)..............      1.17%       0.83%        0.55%        1.78%
Ratio of net investment income to average
net assets (a) (c)...........................................      3.95%       4.89%        4.91%        3.81%
Portfolio turnover rate......................................      N/A         N/A          N/A          N/A

--------------------------------------------------------------------------------
106   The AAL Mutual Funds Annual Report

  Class A        Class B        Class I          Class A          Class B      Class I
  Year Ended     Year Ended     Period Ended     Year Ended       Year Ended   Year Ended
  4/30/98        4/30/98        4/30/98(e)       4/30/99          4/30/99      4/30/99
=========================================================================================
  $  1.00         $   1.00       $   1.00         $   1.00         $  1.00      $  1.00


     0.05             0.04           0.02             0.05            0.04         0.05
       --               --             --               --              --           --
-----------------------------------------------------------------------------------------
     0.05             0.04           0.02             0.05            0.04         0.05
=========================================================================================

    (0.05)           (0.04)         (0.02)           (0.05)          (0.04)       (0.05)
       --               --             --               --              --           --
-----------------------------------------------------------------------------------------
    (0.05)           (0.04)         (0.02)           (0.05)          (0.04)       (0.05)
=========================================================================================
       --              --             --                --              --           --

  $  1.00         $   1.00       $   1.00         $   1.00         $  1.00      $  1.00
=========================================================================================
     5.12%            4.26%          1.67%            4.68%           3.67%        4.99%
  $ 240.7         $    1.2       $    0.2         $  288.1         $   1.6      $  17.9
     0.68%            1.65%          0.67%            0.79%           2.79%        0.49%

     4.98%            4.02%          5.11%            4.54%           2.54%        4.76%
      N/A              N/A            N/A              N/A             N/A          N/A

--------------------------------------------------------------------------------
                                     The AAL Mutual Funds Annual Report     107

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a)  Calculated on an annualized basis.

(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratios would have been as follows:

                                                          Class A      Class A      Class A      Class B        Class A
                                                          Year Ended   Year Ended   Year Ended   Period Ended   Year Ended
                                                          4/30/95      4/30/96      4/30/97      4/30/97        4/30/98
=============================================================================================================================
The AAL Small Cap Stock Fund........................            --          --         2.06%        3.21%          1.71%
The AAL Mid Cap Stock Fund..........................          1.54%       1.39%        1.35%        2.29%          1.30%
The AAL International Fund..........................            --        2.32%        2.10%        2.94%          1.91%
The AAL Capital Growth Fund.........................          1.17%       1.12%        1.06%        1.89%          0.98%
The AAL Equity Income Fund..........................          1.19%       1.20%        1.15%        1.99%          1.11%
The AAL Balanced Fund...............................            --          --           --           --           1.63%
The AAL High Yield Bond Fund........................            --          --         1.28%        2.00%          1.18%
The AAL Municipal Bond Fund.........................          0.98%       0.95%        0.89%        1.69%          0.85%
The AAL Bond Fund...................................          1.03%       1.01%        0.98%        1.86%          0.95%
The AAL Money Market Fund...........................          1.42%       1.28%        1.10%        3.54%          1.04%

(c) If the Funds had paid all of their expenses the ratio of net investment income to average net assets would have been as follows:

                                                          Class A      Class A      Class A      Class B        Class A
                                                          Year Ended   Year Ended   Year Ended   Period Ended   Year Ended
                                                          4/30/95      4/30/96      4/30/97      4/30/97        4/30/98
=================================================================================================================================
The AAL Small Cap Stock Fund........................            --          --        (1.20)%      (2.40)%        (1.05)%
The AAL Mid Cap Stock Fund..........................         (0.77)%     (0.82)%      (0.94)%      (1.41)%        (0.27)%
The AAL International Fund..........................            --        0.77%        0.88%       (0.03)%         1.36%
The AAL Capital Growth Fund.........................          1.89%       1.16%        0.62%       (0.39)%         0.39%
The AAL Equity Income Fund..........................          4.08%       3.58%        3.57%        2.36%          2.17%
The AAL Balanced Fund...............................            --          --           --           --           1.93%
The AAL High Yield Bond Fund........................            --          --         8.83%        8.41%          8.75%
The AAL Municipal Bond Fund.........................          5.01%       4.69%        4.69%        4.09%          4.55%
The AAL Bond Fund...................................          6.12%       5.89%        6.10%        5.51%          5.77%
The AAL Money Market Fund...........................          3.70%       4.46%        4.36%        2.05%          4.62%

(d) Total return calculations are based on net amount invested. Periods less than one year are not annualized.
    All returns exclude any sales charges.

(e) Commenced operation December 29, 1997.

-------------------------------------------------------------------------------
108 The AAL Mutual Funds Annual Report

                                                   Class B       Class I        Class A        Class B       Class I
                                                   Year Ended    Period Ended   Year Ended     Year Ended    Year Ended
                                                   4/30/98       4/30/98        4/30/99        4/30/99       4/30/99
============================================================================================================================
The AAL Small Cap Stock Fund.................         2.60%         1.19%          1.82%          2.89%         1.08%
The AAL Mid Cap Stock Fund...................         2.33%         0.86%          1.37%          2.56%         0.85%
The AAL International Fund...................         2.90%         1.19%          1.74%          2.85%         1.09%
The AAL Capital Growth Fund..................         1.90%         0.58%          0.97%          1.99%         0.60%
The AAL Equity Income Fund...................         2.04%         0.68%          1.05%          2.09%         0.60%
The AAL Balanced Fund........................         2.50%         1.95%          1.23%          2.18%         0.88%
The AAL High Yield Bond Fund.................         2.05%         0.75%          1.16%          1.98%         0.76%
The AAL Municipal Bond Fund..................         1.74%         0.60%          0.81%          1.64%         0.51%
The AAL Bond Fund............................         1.92%         0.56%          0.93%          1.90%         0.54%
The AAL Money Market Fund....................         2.01%         1.43%          1.12%          3.11%         0.72%

                                                   Class B       Class I        Class A        Class B       Class I
                                                   Year Ended    Period Ended   Year Ended     Year Ended    Year Ended
                                                   4/30/98       4/30/98        4/30/99        4/30/99       4/30/99
============================================================================================================================
The AAL Small Cap Stock Fund.................        (1.94)%       (0.39)%        (1.15)%        (2.22)%       (0.40)%
The AAL Mid Cap Stock Fund...................        (1.30)%        0.18%         (0.28)%        (1.46)%        0.37%
The AAL International Fund...................         0.34%         2.38%          0.64%          0.52%         1.10%
The AAL Capital Growth Fund..................        (0.58)%        0.52%          0.30%         (0.74)%        0.62%
The AAL Equity Income Fund...................         0.96%         2.10%          1.22%          0.16%         1.65%
The AAL Balanced Fund........................         1.06%         1.73%          2.17%          1.22%         2.50%
The AAL High Yield Bond Fund.................         7.90%         9.53%          9.64%          8.82%        10.34%
The AAL Municipal Bond Fund..................         3.67%         4.79%          4.47%          3.65%         4.78%
The AAL Bond Fund............................         4.74%         6.29%          5.23%          4.28%         5.63%
The AAL Money Market Fund....................         3.67%         4.36%          4.22%          2.22%         4.53%

--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report 109

--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------


[LOGO OF PRICEWATERHOUSECOOPERS APPEARS HERE]


[LETTERHEAD OF PRICEWATERHOUSECOOPERS LLP APPEARS HERE]


To the Shareholders and Trustees of
The AAL Mutual Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL Small Cap Stock Fund, The AAL Mid Cap Stock Fund, The AAL International Fund, The AAL Capital Growth Fund, The AAL Equity Income Fund, The AAL Balanced Fund, The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund and The AAL Money Market Fund (ten of the portfolios constituting The AAL Mutual Funds, the "Funds") at April 30, 1999, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCooper LLP

May 22, 1999

-------------------------------------------------------------------------------
110 The AAL Mutual Funds Annual Report

A Note on Forward-Looking Statements



Except for the historical information contained in the foregoing reports on each of the Funds, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager's predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager's forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially from the projected results for the Fund, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Fund.

--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report 111

                       Board    John H. Pender - Chairman of the Board
                          of    Ronald G. Anderson
                    Trustees    F. Gregory Campbell
                                Richard L. Gady
                                John O. Gilbert
                                Edward W. Smeds
                                Lawrence M. Woods

                    Officers    Ronald G. Anderson - President
                                Robert G. Same - Vice President & Secretary
                                Charles D. Gariboldi - Treasurer
                                Steven J. Fredricks - Assistant Secretary
                                Woodrow E. Eno - Assistant Secretary

                  Investment    AAL Capital Management Corporation
                   Adviser &    222 W. College Ave.
                 Distributor    Appleton, WI 54919-0007

                 Sub-Adviser    Oechsle International Advisors, LLC
      (The AAL International    One International Place
                  Fund Only)    Boston, MA 02110

                   Custodian    Citibank, N.A.
                                111 Wall Street
                                New York, NY 10043

            Transfer Agent &    Firstar Trust Company
                  Disbursing    615 East Michigan Street
                       Agent    P.O. Box 2981
                                Milwaukee, WI 53201-2981

                   Custodian    The Chase Manhattan Bank, N.A.
      (The AAL International    Chase Metro Tech Center
                  Fund Only)    Brooklyn, NY 11245

                       Legal    Quarles & Brady
                     Counsel    411 East Wisconsin Avenue
                                Milwaukee, WI 53202

                 Independent    PricewaterhouseCoopers LLP
                 Accountants    Suite 1500
                                100 East Wisconsin Avenue
                                Milwaukee, WI 53202


This report is submitted for the information of shareholders of The AAL Mutual
 Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds which contains more complete information about the Funds, including investment policies, charges and expenses.


                                 [LOGO OF AAL]

                      AAL Capital Management Corporation